     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2002


                                                REGISTRATION NO. 33-45379
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.            [ ]
                        POST-EFFECTIVE AMENDMENT NO. 20          [X]

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940



                                AMENDMENT NO. 20                 [X]
                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                          MERRILL LYNCH LIFE INSURANCE
                                    COMPANY
                              (NAME OF DEPOSITOR)
                                 7 ROSZEL ROAD
                          PRINCETON, NEW JERSEY 08540
                                 (609) 627-3700
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------

                            BARRY G. SKOLNICK, ESQ.

                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                                 7 ROSZEL ROAD
                          PRINCETON, NEW JERSEY 08540

                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.

                        SUTHERLAND ASBILL & BRENNAN LLP

                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2415
                            ------------------------

    It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on   May 1, 2002  pursuant to paragraph (b) of Rule 485


            (date)

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on  _______________ pursuant to paragraph (a)(1) of Rule 485

            (date)

    If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Flexible Premium Individual Deferred Variable Annuity Contracts.


                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


May 1, 2002


       Merrill Lynch Life Variable Annuity Separate Account A (Account A)
                                      and
       Merrill Lynch Life Variable Annuity Separate Account B (Account B)

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 also known as
     MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                   issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: Little Rock, Arkansas 72201

                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East,
                          Jacksonville, Florida 32246

                             PHONE: (800) 535-5549


                                offered through
               Merrill Lynch, Pierce, Fenner & Smith Incorporated


This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.



The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life.


It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each Annuity Option has different protection features intended to cover different kinds of income needs. Many of these Annuity Options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of Account A and/or Account B. In turn, we invest each subaccount's assets in corresponding portfolios ("Funds") of the following:

- MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

     - Basic Value V.I. Fund


     - Core Bond V.I. Fund


     - Domestic Money Market V.I. Fund


     - Focus Twenty V.I. Fund


     - Fundamental Growth V.I. Fund


     - Global Allocation V.I. Fund


     - Global Growth V.I. Fund


     - Government Bond V.I. Fund


     - High Current Income V.I. Fund


     - Index 500 V.I. Fund


     - Large Cap Core V.I. Fund


     - Large Cap Value V.I. Fund


     - Reserve Assets V.I. Fund


     - Small Cap Value V.I. Fund


- AIM VARIABLE INSURANCE FUNDS
     - AIM V.I. Capital Appreciation Fund

     - AIM V.I. Premier Equity Fund

- ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
     - Premier Growth Portfolio
     - Quasar Portfolio
     - Technology Portfolio
- AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     - VP International Fund
- DAVIS VARIABLE ACCOUNT FUND, INC.

     - Davis Value Portfolio


- MERCURY VARIABLE TRUST


     - Mercury International Value V.I. Fund

- MERCURY V.I. FUNDS, INC.

     - Merrill Lynch Large Cap Growth V.I. Fund

- MFS(R) VARIABLE INSURANCE TRUST(SM)

     - MFS Emerging Growth Series


     - MFS Research Series


The value of your contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.

We've designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the contract is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

                          WHAT DOES THIS ANNUITY COST?


We impose a number of charges, including a sales charge and a mortality and expense risk charge. We provide more details on these two charges as well as a description of all other charges later in the Prospectus.


    ************************************************************************


This Prospectus contains information about the Contract and the Accounts that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Accounts. We have filed this Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address noted above. There is no charge to obtain it. The table of contents for this Statement of Additional Information is found on page 51 of this Prospectus.


Securities and Exchange Commission ("SEC") maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.


CURRENT PROSPECTUSES FOR THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC., THE AIM VARIABLE INSURANCE FUNDS, THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC., THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., THE DAVIS VARIABLE ACCOUNT FUND, INC., THE MERCURY VARIABLE TRUST, THE MERCURY V.I. FUNDS, INC., AND THE MFS(R) VARIABLE INSURANCE TRUST(SM) MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              Page
                                                              ----
DEFINITIONS.................................................    5
CAPSULE SUMMARY OF THE CONTRACT.............................    6
  Premiums..................................................    6
  The Accounts..............................................    6
  The Funds Available For Investment........................    7
  Fees and Charges..........................................    7
     Mortality & Expense Risk Charge........................    7
     Sales Charge...........................................    7
     Administration Charge..................................    7
     Contract Maintenance Charge............................    7
     Estate Enhancer Charge.................................    8
     Premium Taxes..........................................    8
     Fund Expenses..........................................    8
  Transfers.................................................    8
     Transfers Among Account A Subaccounts..................    8
     Transfers From Account A to Account B..................    8
  Withdrawals...............................................    8
  Death Benefit.............................................    9
  Annuity Payments..........................................    9
  Ten Day Review............................................   10
  Replacement of Contracts..................................   10
FEE TABLE...................................................   11
YIELDS AND TOTAL RETURNS....................................   15
MERRILL LYNCH LIFE INSURANCE COMPANY........................   16
THE ACCOUNTS................................................   17
  Segregation of Account Assets.............................   17
  Number of Subaccounts; Subaccount Investments.............   17
INVESTMENTS OF THE ACCOUNTS.................................   17
  General Information and Investment Risks..................   17
  Merrill Lynch Variable Series Funds, Inc..................   18
     American Balanced V.I. Fund............................   18
     Basic Value V.I. Fund..................................   18
     Core Bond V.I. Fund....................................   18
     Developing Capital Markets V.I. Fund...................   18
     Domestic Money Market V.I. Fund........................   19
     Focus Twenty V.I. Fund.................................   19
     Fundamental Growth V.I. Fund...........................   19
     Global Allocation V.I. Fund............................   19
     Global Growth V.I. Fund................................   19
     Government Bond V.I. Fund..............................   19
     High Current Income V.I. Fund..........................   19
     Index 500 V.I. Fund....................................   19
     Large Cap Core V.I. Fund...............................   19
     Large Cap Value V.I. Fund..............................   20
     Reserve Assets V.I. Fund...............................   20
     Small Cap Value V.I. Fund..............................   20
     Utilities and Telecommunications V.I. Fund.............   20
  AIM Variable Insurance Funds..............................   20
     AIM V.I. Capital Appreciation Fund.....................   20
     AIM V.I. Premier Equity Fund...........................   20
  Alliance Variable Products Series Fund, Inc...............   20
     Alliance Premier Growth Portfolio......................   21
     Alliance Quasar Portfolio..............................   21

                                                              Page
                                                              ----
     Alliance Technology Portfolio..........................   21
  American Century Variable Portfolios, Inc. ...............   21
     VP International Fund..................................   21
  Davis Variable Account Fund, Inc. ........................   21
     Davis Value Portfolio..................................   21
  Mercury Variable Trust....................................   21
     Mercury International Value V.I. Fund..................   22
  Mercury V.I. Funds, Inc...................................   22
     Merrill Lynch Large Cap Growth V.I. Fund...............   22
  MFS(R) Variable Insurance Trust(SM).......................   22
     MFS Emerging Growth Series.............................   22
     MFS Research Series....................................   23
  Purchases and Redemptions of Fund Shares; Reinvestment....   23
  Material Conflicts, Substitution of Investments and
     Changes to Accounts....................................   23
CHARGES AND DEDUCTIONS......................................   23
  Mortality and Expense Risk Charge.........................   23
  Sales Charge..............................................   24
     When Imposed...........................................   24
     Amount of Charge.......................................   24
     How Deducted...........................................   25
  Administration Charge.....................................   25
  Contract Maintenance Charge...............................   25
  Estate Enhancer Charge....................................   26
  Other Charges.............................................   26
     Transfer Charges.......................................   26
     Tax Charges............................................   26
     Fund Expenses..........................................   26
     Retirement Plus Advisor Fees...........................   26
  Premium Taxes.............................................   26
FEATURES AND BENEFITS OF THE CONTRACT.......................   27
  Ownership of The Contract.................................   27
  Issuing the Contract......................................   27
     Issue Age..............................................   27
     Information We Need To Issue The Contract..............   27
     Ten Day Right to Review................................   27
  Premiums..................................................   28
     Minimum and Maximum Premiums...........................   28
     How to Make Payments...................................   28
     Premium Investments....................................   28
  Accumulation Units........................................   28
ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS...........   30
  Death of Annuitant Prior to Annuity Date..................   30
  Transfers.................................................   30
     Transfers Within Account A.............................   30
  Dollar Cost Averaging.....................................   30
     What Is It?............................................   30
     Minimum Amounts........................................   31
     When Do We Make DCA Transfers?.........................   31
  Merrill Lynch Retirement Plus Advisor(SM).................   31
     Fees and Charges for RPA...............................   31
  Transfers From Account A to Account B.....................   31
  Withdrawals and Surrenders................................   32
     When and How Withdrawals are Made......................   32
     Lump Sum Withdrawals...................................   32
     Systematic Withdrawals from Account A..................   32

                                                              Page
                                                              ----
     Automatic Withdrawals from Account B...................   33
     Minimum Amounts........................................   33
     Surrenders.............................................   33
  Payments to Contract Owners...............................   33
  Contract Changes..........................................   33
  Death Benefit.............................................   34
  Annuity Payments..........................................   38
  Annuity Options...........................................   39
     Payments of a Fixed Amount.............................   39
     Payments for a Fixed Period............................   39
     Life Annuity...........................................   39
     Life Annuity With Payments Guaranteed for 10 or 20
      Years.................................................   39
     Life Annuity With Guaranteed Return of Contract
      Value.................................................   40
     Joint and Survivor Life Annuity........................   40
     Individual Retirement Account Annuity..................   40
  Gender-based Annuity Purchase Rates.......................   40
FEDERAL INCOME TAXES........................................   40
  Federal Income Taxes......................................   40
  Tax Status of the Contract................................   41
  Taxation of Annuities.....................................   41
  Penalty Tax on Some Withdrawals...........................   42
  Transfers, Assignments, or Exchanges of a Contract........   42
  Withholding...............................................   43
  Multiple Contracts........................................   43
  Possible Changes In Taxation..............................   43
  Possible Charge For Our Taxes.............................   43
  Foreign Tax Credits.......................................   43
  Individual Retirement Annuities...........................   43
     Traditional IRAs.......................................   43
     Roth IRAs..............................................   43
     Other Tax Issues For IRAs and Roth IRAs................   44
  Tax Sheltered Annuities...................................   44
OTHER INFORMATION...........................................   44
  Voting Rights.............................................   44
  Reports to Contract Owners................................   45
  Selling the Contract......................................   45
  State Regulation..........................................   46
  Legal Proceedings.........................................   46
  Experts...................................................   46
  Legal Matters.............................................   46
  Registration Statements...................................   46
ACCUMULATION UNIT VALUES....................................   47
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................   51
APPENDIX A..................................................  A-1
APPENDIX B..................................................  B-1
APPENDIX C..................................................  C-1
APPENDIX D..................................................  D-1
APPENDIX E..................................................  E-1
APPENDIX F..................................................  F-1
APPENDIX G..................................................  G-1

                                  DEFINITIONS

accumulation unit: An index used to compute the value of the contract owner's interest in a subaccount prior to the annuity date.

annuitant: The person on whose continuation of life annuity payments may depend.

annuity date: The date on which annuity payments begin.


beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.


contract anniversary: The same date each year as the date of issue of the Contract.

contract year: The period from one contract anniversary to the day preceding the next contract anniversary.


Individual Retirement Account or Annuity ("IRA"): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code ("IRC").


monthiversary: The same date of each month as the date on which the Contract was issued.

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described in the IRC.


qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b), 408, or 408A of the IRC.


tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.


valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of trading on each day the New York Stock Exchange is open.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.


Contracts issued in your state may provide different features and benefits from those described in this prospectus. This Prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Service Center.



The Contract is available as a nonqualified contract or tax sheltered annuity or may be issued as an IRA in certain circumstances or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). Federal law limits maximum annual contributions to IRAs and Roth IRAs. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.



The tax advantages typically provided by a variable annuity are already available with tax-qualified plans, such as IRAs and Roth IRAs. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income benefits), before you purchase the Contract in a tax-qualified plan.



We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.


For information concerning compensation paid for the sale of Contracts, see "Selling the Contract."

PREMIUMS


Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $5,000 for a nonqualified Contract or tax sheltered annuity contract and $2,000 for an IRA Contract. Subsequent premiums generally must be $100 or more. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, contact your Financial Advisor.


THE ACCOUNTS


As you direct, we will put premiums into subaccounts of Account A and/or Account B corresponding to the Funds in which we invest your contract value. For the first 14 days following the date of issue, we put all premiums you've directed into Account A into the Domestic Money Market V.I. Subaccount. After the 14 days, we'll put the money into the Account A subaccounts you've selected. In Pennsylvania, however, we won't wait 14 days. Instead, we'll invest your premium immediately in the subaccounts you've selected. Currently, you may allocate premiums or contract value among 18 of 25 available subaccounts. Generally, within certain limits you may transfer Account A value periodically among Account A subaccounts.

THE FUNDS AVAILABLE FOR INVESTMENT


- MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


     - Basic Value V.I. Fund


     - Core Bond V.I. Fund


     - Domestic Money Market V.I. Fund


     - Focus Twenty V.I. Fund


     - Fundamental Growth V.I. Fund


     - Global Allocation V.I. Fund


     - Global Growth V.I. Fund


     - Government Bond V.I. Fund


     - High Current Income V.I. Fund


     - Index 500 V.I. Fund


     - Large Cap Core V.I. Fund


     - Large Cap Value V.I. Fund


     - Reserve Assets V.I. Fund


     - Small Cap Value V.I. Fund


- AIM VARIABLE INSURANCE FUNDS

     - AIM V.I. Capital Appreciation Fund

     - AIM V.I. Premier Equity Fund


- ALLIANCE VARIABLE PRODUCTS SERIES FUND

     - Premier Growth Portfolio
     - Quasar Portfolio
     - Technology Portfolio
- AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     - VP International Fund
- DAVIS VARIABLE ACCOUNT FUND, INC.

     - Davis Value Portfolio


- MERCURY VARIABLE TRUST


     - Mercury International Value V.I. Fund

- MERCURY V.I. FUNDS, INC.

     - Merrill Lynch Large Cap Growth V.I. Fund


- MFS(R) VARIABLE INSURANCE TRUST(SM)


     - MFS Emerging Growth Series


     - MFS Research Series



We have closed to new purchase payments and to transfers the subaccounts investing in the American Balanced V.I. Fund, Developing Capital Markets V.I. Fund, and the Utilities and Telecommunications V.I. Fund of the Merrill Lynch Variable Series Funds.



If you want detailed information about the investment objectives of the Funds, see "Investments of the Accounts" and the prospectuses for the Funds.


FEES AND CHARGES

       MORTALITY & EXPENSE RISK CHARGE

We impose a mortality and expense risk charge to cover certain risks. The mortality portion compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. The expense portion compensates us for expense risks we assume if the contract maintenance and administration charges aren't enough to cover all Contract maintenance and administration expenses. The charge equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts. This charge ends on the annuity date.

       SALES CHARGE

We may impose a deferred sales charge only if you withdraw money from Account A. The maximum charge is 7% of premium withdrawn during the first year after that premium is paid. The charges decrease by 1% each year. After year seven, it's 0%. We don't impose a sales charge on withdrawals or surrenders from Account B.

       ADMINISTRATION CHARGE

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct this charge daily only from the net asset value of Account A. We don't impose the charge on the assets of Account B. This charge ends on the annuity date.

       CONTRACT MAINTENANCE CHARGE


We charge $40 at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract. We waive this charge on all Contracts with a contract value of at least $50,000 on the Contract anniversary and in certain circumstances where you own more than three Contracts. The charge ends on the annuity date.

       ESTATE ENHANCER CHARGE


If you elect the Estate Enhancer benefit, we impose an annual charge of 0.25% of the average of your contract values as of the end of each of the prior four contract quarters. A pro rata amount of this charge is collected upon termination of the rider or the Contract. This charge ends on the annuity date.


       PREMIUM TAXES

On the annuity date we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 5%.

       FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

You can find detailed information about fees and charges imposed on the Contract under "Charges and Deductions".

TRANSFERS

       TRANSFERS AMONG ACCOUNT A SUBACCOUNTS


Before the annuity date, you may transfer all or part of your Account A value among the subaccounts up to six times per contract year without charge. However, the American Balanced V.I. Subaccount, Developing Capital Markets V.I. Subaccount, and Utilities and Telecommunications V.I. Subaccount are closed to transfers.



You may make more than six transfers among available subaccounts, but we may charge $25 per extra transfer. You may elect a Dollar Cost Averaging feature so that money you've put in the Domestic Money Market V.I. Subaccount is systematically transferred monthly into other Account A subaccounts you select without charge. In addition, through participation in the Merrill Lynch RPA(SM) program, you may have your Account A values invested under an investment program based on your investment profile (See "Transfers", "Dollar Cost Averaging", and "Merrill Lynch Retirement Plus Advisor(SM)").


       TRANSFERS FROM ACCOUNT A TO ACCOUNT B


Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of any gain in account value and/or any premium no longer subject to a sales charge or 10% of premiums still subject to a sales charge (minus any premium already withdrawn or transferred). Additionally, we allow periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, on a monthly, quarterly, semi-annual or annual basis. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.


This is the only amount you may transfer from Account A to Account B during a contract year. We impose no charge on this transfer. We don't permit transfers from Account B to Account A.

WITHDRAWALS

You can withdraw money from the Contract six times each contract year.

Withdrawals from Account A are generally subject to a sales charge (see "Sales Charge"). However, we won't impose a sales charge to the extent that the first six lump-sum withdrawals from Account A in a contract year do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b) minus any premiums previously withdrawn or transferred during that contract year, where:

     (a) = 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and

     (b) = your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.

Each withdrawal counts as one of the six permitted each contract year. (See "Lump Sum Withdrawals".)

Additionally, through systematic withdrawals from Account A you may elect, once per contract year, for withdrawals to be paid on a monthly, quarterly, semi-annual or annual basis.

We don't impose a sales charge on withdrawals from Account B.

In addition to the six withdrawals permitted each contract year, once each contract year you may use the automatic withdrawal program to withdraw the value in Account B on a monthly, quarterly, semi-annual, or annual basis. These automatic withdrawals are not subject to any sales charge (see "Withdrawals and Surrenders").


A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted (see "Federal Income Taxes").


DEATH BENEFIT

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if the contract owner dies before the annuity date.


In all states except Washington, Minnesota, and Illinois, two death benefits are available for newly issued contracts -- the 5% Rising Floor with 7th Anniversary Step-Up and the Maximum Anniversary Value. In Washington, the only death benefit available with newly issued contracts is the Maximum Anniversary Value. In Minnesota and Illinois, the current death benefit is the 5% Rising Floor with 7th Anniversary Step-Up (without the Attained Age 80 Anniversary Value).



In all states except Washington, Minnesota, and Illinois, contract owners may elect the Estate Enhancer benefit for an additional annual charge. The Estate Enhancer benefit is an optional rider that pays, on the death of the owner, a benefit that provides proceeds that may be used to defray some or all of the expenses attributable to death benefit proceeds paid under the Contract. The Estate Enhancer benefit provides coverage in addition to the Contract's guaranteed minimum death benefit. The Estate Enhancer benefit is not available if you are age 76 or older. If you elect the Estate Enhancer benefit, you cannot cancel it.



Existing contract owners are being offered a one-time option of replacing their current death benefit (i.e., the 5% Rising Floor with 7th Anniversary Step-Up) with the Maximum Anniversary Value on the first contract anniversary following availability of the Maximum Anniversary Value death benefit in their state. Existing contract owners are also being provided with an opportunity to elect the Estate Enhancer benefit on the first contract anniversary following availability of the Estate Enhancer benefit in their state.


You can find more detailed information about the death benefit and the Estate Enhancer benefit, and how they are calculated, including age limitations that apply, under "Death Benefit".


The payment of a death benefit may have tax consequences (see "Federal Income Taxes").


ANNUITY PAYMENTS


Annuity payments begin on the annuity date and are made under the annuity option you select. When you buy the Contract, the annuity date for nonqualified Contracts is the first day of the month following the annuitant's 90th birthday. The annuity date for IRA Contracts or tax sheltered annuity Contracts is generally when the owner/annuitant reaches age 70 1/2.


Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences (see "Federal Income Taxes").

TEN DAY REVIEW

When you receive the Contract, read it carefully to make sure it's what you want. Generally, within 10 days after you receive the Contract, you may return it for a refund. Some states allow a longer period of time to return the Contract. To get a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For contracts issued in Pennsylvania, we'll refund the contract value as of the date you return the Contract.

REPLACEMENT OF CONTRACTS


Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges.



You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

                                   FEE TABLE

A.   Contract Owner Transaction Expenses
     1. Sales Load Imposed on Premium............................   None
     2. Contingent Deferred Sales Charge

COMPLETE YEARS ELAPSED SINCE   CONTINGENT DEFERRED SALES CHARGE AS A
     PAYMENT OF PREMIUM           PERCENTAGE OF PREMIUM WITHDRAWN
----------------------------   -------------------------------------
       0 years                                 7.00%
       1 year                                  6.00%
       2 years                                 5.00%
       3 years                                 4.00%
       4 years                                 3.00%
       5 years                                 2.00%
       6 years                                 1.00%
   7 or more years                             0.00%


     3. Transfer Fee.............................................    $25
     The first 6 transfers among Separate Account A subaccounts in a contract year are free. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.
     These rules apply only to transfers among Separate Account A subaccounts. They do not apply to transfers from Separate
     Account A to Separate Account B. No transfers may be made
     from Separate Account B.
     The Fee Table and Examples do not include charges to
     contract owners for premium taxes. Premium taxes may be
     applicable. Refer to the "Premium Taxes" section in this
     Prospectus for further details.
B.   Annual Contract Maintenance Charge..........................    $40
     The contract maintenance charge will be assessed annually at the end of each contract year if the contract value is less than $50,000 and upon surrender if other than on the
     contract anniversary.
C.   Estate Enhancer Charge......................................  0.25%
     The Estate Enhancer charge will be assessed annually at the end of each contract year based on the average of your
     contract values as of the end of each of the prior four
     contract quarters. We also impose a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider.
D.   Separate Account Annual Expenses (as a percentage of account value)


                                               SEPARATE ACCT A   SEPARATE ACCT B
                                               ---------------   ---------------
Mortality and Expense Risk Charge............       1.25%             .65%
Administration Charge........................        .10%             .00%
                                                    =====             ====
Total Separate Account Annual Expenses.......       1.35%             .65%


E.   Fund Expenses for the Year Ended December 31, 2001 (see
     "Notes to Fee Table") (as a percentage of each Fund's average net assets)


                         MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)(a)
                         -------------------------------------------------------------
                                                                 DEVELOPING
                                              BASIC    CORE        CAPITAL
                              AMERICAN        VALUE    BOND        MARKETS
    ANNUAL EXPENSES        BALANCED V.I.*     V.I.     V.I.       V.I.(B)**
    ---------------       -----------------   -----   -------   -------------
Investment Advisory
 Fees...................         .55%          .60%     .43%        1.00%
Other Expenses..........         .13%          .08%     .08%         .21%
                                 ---           ---      ---         ----
Total Annual Operating
 Expenses...............         .68%          .68%     .51%        1.21%
Expense
 Reimbursements.........           0%            0%       0%           0%
                                 ---           ---      ---         ----
Net Expenses............         .68%          .68%     .51%        1.21%

                         MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)(a)
                         -------------------------------------------------------------
                                         FOCUS
                           DOMESTIC     TWENTY    FUNDAMENTAL     GLOBAL     GLOBAL
                             MONEY      SELECT      GROWTH      ALLOCATION   GROWTH
    ANNUAL EXPENSES       MARKET V.I.   V.I.(B)      V.I.          V.I.       V.I.
    ---------------       -----------   -------   -----------   ----------   ------
Investment Advisory
 Fees...................      .50%        .85%        .65%         .65%       .75%
Other Expenses..........      .07%        .25%        .14%         .10%       .13%
                              ---        ----        ----          ---        ---
Total Annual Operating
 Expenses...............      .57%       1.10%        .79%         .75%       .88%
Expense
 Reimbursements.........        0%          0%          0%           0%         0%
                              ---        ----        ----          ---        ---
Net Expenses............      .57%       1.10%        .79%         .75%       .88%

                          MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)(a) (CONT'D)
                          ----------------------------------------------------------------------

                                          HIGH                        LARGE CAP
                          GOVERNMENT     CURRENT                        CORE
    ANNUAL EXPENSES       BOND V.I.    INCOME V.I.   INDEX 500 V.I.     V.I.
    ---------------       ----------   -----------   --------------   ---------
Investment Advisory
 Fees...................     .50%          .48%           .30%           .45%
Other Expenses..........     .09%          .10%           .10%           .08%
                             ---           ---            ---            ---
Total Annual Operating
 Expenses...............     .59%          .58%           .40%           .53%
Expense
 Reimbursements.........       0%            0%             0%             0%
                             ---           ---            ---            ---
Net Expenses............     .59%          .58%           .40%           .53%

                          MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)(a) (CONT'D)
                          ----------------------------------------------------------------------
                                                     SMALL
                          LARGE CAP                   CAP       UTILITIES AND
                            VALUE       RESERVE      VALUE    TELECOMMUNICATIONS
    ANNUAL EXPENSES        V.I.(a)    ASSETS V.I.    V.I.           V.I.*
    ---------------       ---------   -----------   -------   ------------------
Investment Advisory
 Fees...................     .75%         .50%        .75%           .60%
Other Expenses..........     .90%         .28%        .08%           .11%
                            ----          ---         ---            ---
Total Annual Operating
 Expenses...............    1.65%         .78%        .83%           .71%
Expense
 Reimbursements.........     .40%           0%          0%             0%
                            ----          ---         ---            ---
Net Expenses............    1.25%         .78%        .83%           .71%



                                                                                                            AMERICAN
                                                                                                             CENTURY
                                                                                                            VARIABLE
                                              AIM VARIABLE              ALLIANCE VARIABLE PRODUCTS         PORTFOLIOS
                                             INSURANCE FUNDS                SERIES FUND, INC.               (ORIGINAL
                                            (SERIES I SHARES)                (CLASS A SHARES)             CLASS SHARES)
                                         -----------------------   ------------------------------------   -------------
                                           AIM V.I.     AIM V.I.   ALLIANCE
                                           CAPITAL      PREMIER    PREMIER    ALLIANCE      ALLIANCE           VP
            ANNUAL EXPENSES              APPRECIATION    EQUITY     GROWTH    QUASAR(c)    TECHNOLOGY     INTERNATIONAL
            ---------------              ------------   --------   --------   ---------   -------------   -------------
Investment Advisory Fees...............      .61%         .60%       1.00%      1.00%         1.00%           1.26%
Other Expenses.........................      .24%         .25%        .04%       .16%          .08%              0%
                                             ---          ---        ----       ----          ----            ----
Total Annual Operating Expenses........      .85%         .85%       1.04%      1.16%         1.08%           1.26%
Expense Reimbursements.................        0%           0%          0%         0%            0%              0%
                                             ---          ---        ----       ----          ----            ----
Net Expenses...........................      .85%         .85%       1.04%      1.16%         1.08%           1.26%



                                           DAVIS
                                          VARIABLE                       MERCURY V.I.         MFS(R) VARIABLE
                                          ACCOUNT        MERCURY         FUNDS, INC.        INSURANCE TRUST(SM)
                                         FUND, INC.   VARIABLE TRUST   (CLASS A SHARES)   (INITIAL CLASS SHARES)
                                         ----------   --------------   ----------------   -----------------------
                                                         MERCURY        MERRILL LYNCH        MFS
                                           DAVIS      INTERNATIONAL       LARGE CAP       EMERGING        MFS
            ANNUAL EXPENSES                VALUE        VALUE V.I.       GROWTH V.I.      GROWTH(d)   RESEARCH(d)
            ---------------              ----------   --------------   ----------------   ---------   -----------
Investment Advisory Fees...............      .75%           .75%              .65%           .75%         .75%
Other Expenses.........................      .12%           .26%              .50%           .12%         .15%
                                            ----           ----              ----           ----         ----
Total Annual Operating Expenses........      .87%          1.01%             1.15%           .87%         .90%
Expense Reimbursements.................        0%             0%                0%             0%           0%
                                            ----           ----              ----           ----         ----
Net Expenses...........................      .87%          1.01%             1.15%           .87%         .90%


---------------
* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.


** Closed to allocations of premiums or contract value following the close of business on April 27, 2001.

EXAMPLES OF CHARGES

If the Contract is surrendered at the end of the applicable time period:

       The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets and election of the Estate Enhancer benefit:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
SEPARATE ACCOUNT B SUBACCOUNT INVESTING
  IN:
ML Reserve Assets V.I. Fund..............   $18      $ 55      $ 95       $205
SEPARATE ACCOUNT A SUBACCOUNT INVESTING
  IN:
ML American Balanced V.I. Fund*..........   $89      $123      $156       $269
ML Basic Value V.I. Fund.................   $89      $123      $156       $269
ML Core Bond V.I. Fund...................   $87      $118      $147       $251
ML Developing Capital Markets V.I.
  Fund**.................................   $94      $138      $183       $322
ML Domestic Money Market V.I. Fund.......   $88      $119      $150       $258
ML Focus Twenty V.I. Fund................   $93      $135      $177       $311
ML Fundamental Growth V.I. Fund..........   $90      $126      $162       $280
ML Global Allocation V.I. Fund...........   $89      $125      $160       $276
ML Global Growth V.I. Fund...............   $91      $128      $166       $290
ML Government Bond V.I. Fund.............   $88      $120      $151       $260
ML High Current Income V.I. Fund.........   $88      $120      $151       $259
ML Index 500 V.I. Fund...................   $86      $114      $141       $240
ML Large Cap Core V.I. Fund..............   $87      $118      $148       $254
ML Large Cap Value V.I. Fund.............   $94      $139      $185       $326
ML Small Cap Value V.I. Fund.............   $90      $127      $164       $284
ML Utilities and Telecommunications V.I.
  Fund*..................................   $89      $123      $157       $272
AIM V.I. Capital Appreciation Fund.......   $90      $128      $165       $287
AIM V.I. Premier Equity Fund.............   $90      $128      $165       $287
Alliance Premier Growth Portfolio........   $92      $133      $174       $306
Alliance Quasar Portfolio................   $93      $137      $180       $317
Alliance Technology Portfolio............   $93      $134      $176       $309
American Century VP International Fund...   $94      $139      $185       $327
Davis Value Portfolio....................   $91      $128      $166       $289
Mercury International Value V.I. Fund....   $92      $132      $173       $303
Merrill Lynch Large Cap Growth V.I.
  Fund...................................   $93      $136      $180       $316
MFS Emerging Growth Series...............   $91      $128      $166       $289
MFS Research Series......................   $91      $129      $167       $292


---------------

* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.



** Closed to allocations of premiums or contract value following the close of business on April 27, 2001.

If the Contract is annuitized, or not surrendered, at the end of the applicable time period:

       The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets and election of the Estate Enhancer benefit:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
SEPARATE ACCOUNT B SUBACCOUNT INVESTING
  IN:
ML Reserve Assets V.I. Fund..............   $18       $55      $ 95       $205
SEPARATE ACCOUNT A SUBACCOUNT INVESTING
  IN:
ML American Balanced V.I. Fund*..........   $24       $74      $126       $269
ML Basic Value V.I. Fund.................   $24       $74      $126       $269
ML Core Bond V.I. Fund...................   $22       $68      $117       $251
ML Developing Capital Markets V.I.
  Fund**.................................   $29       $90      $153       $322
ML Domestic Money Market V.I. Fund.......   $23       $70      $120       $258
ML Focus Twenty V.I. Fund................   $28       $86      $147       $311
ML Fundamental Growth V.I. Fund..........   $25       $77      $132       $280
ML Global Allocation V.I. Fund...........   $25       $76      $130       $276
ML Global Growth V.I. Fund...............   $26       $80      $136       $290
ML Government Bond V.I. Fund.............   $23       $71      $121       $260
ML High Current Income V.I. Fund.........   $23       $71      $121       $259
ML Index 500 V.I. Fund...................   $21       $65      $111       $240
ML Large Cap Core V.I. Fund..............   $22       $69      $118       $254
ML Large Cap Value V.I. Fund.............   $30       $91      $155       $326
ML Small Cap Value V.I. Fund.............   $25       $78      $134       $284
ML Utilities and Telecommunications V.I.
  Fund*..................................   $24       $75      $127       $272
AIM V.I. Capital Appreciation Fund.......   $26       $79      $135       $287
AIM V.I. Premier Equity Fund.............   $26       $79      $135       $287
Alliance Premier Growth Portfolio........   $28       $85      $144       $306
Alliance Quasar Portfolio................   $29       $88      $150       $317
Alliance Technology Portfolio............   $28       $86      $146       $309
American Century VP International Fund...   $30       $91      $155       $327
Davis Value Portfolio....................   $26       $79      $136       $289
Mercury International Value V.I. Fund....   $27       $84      $143       $303
Merrill Lynch Large Cap Growth V.I.
  Fund...................................   $29       $88      $150       $316
MFS Emerging Growth Series...............   $26       $79      $136       $289
MFS Research Series......................   $26       $80      $137       $292


---------------

* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.



** Closed to allocations of premiums or contract value following the close of business on April 27, 2001.



The preceding Fee Table and Examples help you understand the costs and expenses you will bear, directly or indirectly. The Fee Table and Examples include expenses and charges of the Accounts as well as the Funds. The Examples also reflect the $40 contract maintenance charge as 0.0277% of average assets. They assume the Estate Enhancer benefit is elected and reflect the annual charge of 0.25% of the average contract value on the four prior contract quarters. See the "Charges and Deductions" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.


Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

NOTES TO FEE TABLE


(a) Merrill Lynch Investment Managers, L.P. ("MLIM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each Fund of the Merrill Variable Funds in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Under this Reimbursement Agreement, the Large Cap Value V.I. Fund was reimbursed for a portion of its operating expenses for 2001.



(b)The Fee Table does not reflect fees waived or expenses assumed by MLIM on a voluntary basis during the year ended December 31, 2001. MLIM may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 2001, MLIM waived management fees totaling 0.06% for the Developing Capital Markets V.I. Fund and 0.01% for the Focus Twenty V.I. Fund. Considering such reimbursements, "Total Annual Operating Expenses" would have been 1.15% for the Developing Capital Markets V.I. Fund and 1.09% for the Focus Twenty V.I. Fund.



(c) The Fee Table does not reflect fees waived or expenses assumed by Alliance Capital Management L.P. ("Alliance") for the Alliance Quasar Portfolio during the year ended December 31, 2001. Such waivers and assumption of expenses were made on a voluntary basis. Alliance may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 2001, Alliance waived management fees totaling 0.21% for the Alliance Quasar Portfolio. Considering such reimbursements, "Total Annual Operating Expenses" would have been 0.95% for the Alliance Quasar Portfolio.



(d) The MFS Emerging Growth Series and MFS Research Series have expense offset arrangements which reduce each Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. Each Fund may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Fund's expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the Funds. Had these fee reductions been taken into account, "Net Expenses" would have been 0.86% for the Emerging Growth Series and 0.89% for the Research Series.


                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.


The yields of the Domestic Money Market V.I. Subaccount and the Reserve Assets V.I. Subaccount refer to the annualized income generated by an investment in each subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of an Account A subaccount (besides the Domestic Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.


The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any sales charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.


We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. For example, we may present total return information that doesn't reflect a deduction for the sales charge. This presentation assumes that an investment in the Contract will extend beyond the period when the sales charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from the Domestic Money Market V.I. Subaccount to designated subaccounts under a dollar cost averaging program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the sales charge. This information may also be compared to various indices.


Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts.

Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Ranking services we may use as sources of performance comparison are Lipper, VARDS, CDA/ Weisenberger, Morningstar, MICROPAL, and Investment Company Data, Inc.


Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to the Standard & Poor's Index of 500 Common Stocks, the Morgan Stanley EAFE Index(R), the Russell 1000 Index(R), the Russell 2000 Index(R), and the Dow Jones Indices, all widely used measures of stock market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other sources of performance comparison that we may use are Chase Investment Performance Digest, Money, Forbes, Fortune, Business Week, Financial Services Weekly, Kiplinger Personal Finance, Wall Street Journal, USA Today, Barrons, U.S. News & World Report, Strategic Insight, Donaghues, Investors Business Daily, and Ibbotson Associates.


Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                      MERRILL LYNCH LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986. We changed our corporate location to Arkansas on August 31, 1991. We are an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNTS

You may direct premiums into one or both of two segregated investment accounts available to the Contract (the "Accounts"). The Merrill Lynch Life Variable Annuity Separate Account A ("Account A") offers through its subaccounts a variety of investment options. Each option has a different investment objective. The Merrill Lynch Life Variable Annuity Separate Account B ("Account B") offers a money market investment through its subaccount.

We established the Accounts on August 6, 1991. They are governed by Arkansas law, our state of domicile. They are registered with the Securities and Exchange Commission as unit investment trusts under the Investment Company Act of 1940. Each account meets the definition of a separate account under the federal securities laws. The Accounts' assets are segregated from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Accounts. Each Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If an Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in each Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of either Account be charged with any liabilities of the other Account.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


There are 24 subaccounts currently available through Account A and one subaccount currently available through Account B. Three subaccounts previously available through Account A (the American Balanced V.I. Subaccount, the Developing Capital Markets V.I. Subaccount, and the Utilities and Telecommunications V.I. Subaccount) are closed to allocations of premiums and contract value. All subaccounts invest in a corresponding portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Merrill Variable Funds"); the AIM Variable Insurance Funds (the "AIM V.I. Funds"); the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund"); the American Century Variable Portfolios, Inc. (the "American Century Portfolios"); the Davis Variable Account Fund, Inc. (the "Davis Fund"); the Mercury Variable Trust (the "Mercury Trust"); the Mercury V.I. Funds, Inc. ("Mercury V.I. Funds") or the MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"). Additional subaccounts may be added or closed in the future.


Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract should not be indicative of performance of the similarly named fund available through the Contract.

                          INVESTMENTS OF THE ACCOUNTS

GENERAL INFORMATION AND INVESTMENT RISKS


Information about investment objectives, management, policies, restrictions, expenses and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.), and insurance companies not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered in the future to certain pension or retirement plans.


The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others.



Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well fund management anticipates changes in economic conditions.


MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


The Merrill Variable Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A Class A shares of 13 of its separate investment mutual fund portfolios. The Reserve Assets V.I. Fund is available only to Account B.



Merrill Lynch Investment Managers, L.P. ("MLIM") is the investment adviser to the Merrill Variable Funds. MLIM, together with its affiliates, Fund Asset Management, L.P., Merrill Lynch Asset Management U.K., Ltd., and Merrill Lynch Investment Managers International Ltd. (all of which may operate under the name "Mercury Advisors"), is a worldwide mutual fund leader, and had a total of $515 billion in investment company and other portfolio assets under management as of the end of February, 2002. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLIM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLIM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by these Funds for its services. MLIM and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Merrill Variable Funds in a given year to 1.25% of its average net assets. A summary of the investment objective and strategy for each Fund is set forth below.



AMERICAN BALANCED V.I. FUND (FORMERLY, THE AMERICAN BALANCED FUND). This Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities.



The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into this Fund.



BASIC VALUE V.I. FUND (FORMERLY, THE BASIC VALUE FOCUS FUND). This Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.



CORE BOND V.I. FUND (FORMERLY, THE CORE BOND FOCUS FUND). This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in fixed income securities of any kind rated investment grade, or, if unrated, of comparable quality.



DEVELOPING CAPITAL MARKETS V.I. FUND (FORMERLY, THE DEVELOPING CAPITAL MARKETS FOCUS FUND). This Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on April 27, 2001.


DOMESTIC MONEY MARKET V.I. FUND (FORMERLY, THE DOMESTIC MONEY MARKET
FUND). This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. Although the Domestic Money Market V.I. Fund seeks to preserve capital, it is possible to lose money by investing in this Fund. During extended periods of low interest rates, the yields of the Domestic Money Market V.I. Subaccount also may become extremely low and possibly negative.



FOCUS TWENTY V.I. FUND (FORMERLY, THE FOCUS TWENTY SELECT FUND). This Fund seeks long-term capital appreciation. The Fund is a non-diversified fund and invests primarily in common stocks of approximately 20 companies that Fund management believes have strong earnings growth and capital appreciation potential. To a lesser extent, the Fund also may invest in preferred stock, convertible securities, warrants, and rights to subscribe to common stock of these companies.



FUNDAMENTAL GROWTH V.I. FUND (FORMERLY, THE FUNDAMENTAL GROWTH FOCUS
FUND). This Fund seeks long-term growth of capital. The Fund purchases primarily common stocks of U.S. companies that Fund management believes have shown above-average rates of growth earnings over the long-term. The Fund will invest at least 65% of its total assets in equity securities.



GLOBAL ALLOCATION V.I. FUND (FORMERLY, THE GLOBAL ALLOCATION FOCUS FUND). This Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America.



Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into this Fund.



GLOBAL GROWTH V.I. FUND (FORMERLY, THE GLOBAL GROWTH FOCUS FUND). This Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. Because a substantial portion of the Fund's assets may be invested on an international basis, contract owners should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.



GOVERNMENT BOND V.I. FUND (FORMERLY, THE GOVERNMENT BOND FUND). This Fund seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities.



HIGH CURRENT INCOME V.I. FUND (FORMERLY, THE HIGH CURRENT INCOME FUND). This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation to the extent consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds"). Investment in such securities entails relatively greater risk of loss of income or principal. In an effort to minimize risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn.



INDEX 500 V.I. FUND (FORMERLY, THE INDEX 500 FUND). This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index(R)").



LARGE CAP CORE V.I. FUND (FORMERLY, THE LARGE CAP CORE FOCUS FUND). This Fund seeks to achieve high total investment return. The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stock of companies the adviser selects from among those included in the Russell 1000 Index(R).

LARGE CAP VALUE V.I. FUND (FORMERLY, THE LARGE CAP VALUE FOCUS FUND). This Fund seeks long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large-cap companies located in the U.S. and included in the Russell 1000 Index(R) that Fund management believes are undervalued.



RESERVE ASSETS V.I. FUND (FORMERLY, THE RESERVE ASSETS FUND). This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Fund invests in short-term United States government securities; U.S. government agency securities; bank certificates of deposit and bankers' acceptances; short-term debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other money market instruments. Although the Reserve Assets V.I. Fund seeks to preserve capital, it is possible to lose money by investing in this Fund. During extended periods of low interest rates, the yields of the Reserve Assets V.I. Subaccount also may become extremely low and possibly negative.



SMALL CAP VALUE V.I. FUND (FORMERLY, THE SMALL CAP VALUE FOCUS FUND). This Fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Merrill Variable Funds believes have special investment value. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities.



UTILITIES AND TELECOMMUNICATIONS V.I. FUND (FORMERLY, THE UTILITIES AND TELECOMMUNICATIONS FOCUS FUND). This Fund seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLIM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.



The Subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.


AIM VARIABLE INSURANCE FUNDS


AIM Variable Insurance Funds ("AIM V.I. Funds") is registered with the Securities and Exchange Commission as an open-end, series, management investment company. It currently offers Account A Series I shares of two of its separate investment portfolios.



A I M Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment adviser to each of the Funds of AIM V.I. Funds. AIM has acted as an investment adviser since its organization in 1976. Today AIM, together with its subsidiaries, advises or manages over 150 investment portfolios, including the Funds, encompassing a broad range of investment objectives. As the investment adviser, AIM is paid fees by the Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.



AIM V.I. CAPITAL APPRECIATION FUND. This Fund seeks growth of capital through investment in common stocks of companies that are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.



AIM V.I. PREMIER EQUITY FUND (FORMERLY, THE AIM V.I. VALUE FUND). This Fund seeks to achieve long-term growth of capital. Income is a secondary objective. The Fund invests normally at least 80% of its net assets in equity securities including convertible securities. The Fund may also invest in preferred stocks or debt instruments that have prospects for growth of capital.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. ("Alliance Fund") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A Class A shares of three of its separate investment portfolios. Alliance Capital Management L.P. ("Alliance"), a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York

10105 serves as the investment adviser to each Fund of the Alliance Fund. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company for an international group of insurance and related financial services companies. As the investment adviser, Alliance is paid fees by the Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.

ALLIANCE PREMIER GROWTH PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth.

ALLIANCE QUASAR PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income.

ALLIANCE TECHNOLOGY PORTFOLIO. This Fund seeks capital appreciation by investing primarily in securities of companies that use technology extensively in the development of new or improved products or processes. The Fund invests in different industries, and in both established companies and new or unseasoned companies.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


American Century Variable Portfolios, Inc. ("American Century Portfolios") is a registered open-end management investment company that was organized as a Maryland corporation on June 4, 1987. It currently offers Account A Original Class shares in one of its investment portfolios. American Century Investment Management, Inc. ("ACIM"), a Maryland corporation headquartered at 4500 Main Street, Kansas City, Missouri 64111, serves as investment adviser to the American Century Portfolios. ACIM has been managing mutual funds since 1958. As the investment adviser, ACIM is paid fees by the Fund for its services. A summary of the investment objective and strategy for this Fund is set forth below.


VP INTERNATIONAL FUND. This Fund seeks capital growth. The Fund invests in companies with earnings and revenue growth that Fund management believes will increase in value over time. Ideally, Fund management seeks companies whose earnings and revenues are growing at a successively faster, or accelerating, pace. Fund management also strives to diversify by investing across different countries and geographical areas.

DAVIS VARIABLE ACCOUNT FUND, INC.


Davis Variable Account Fund, Inc. ("Davis Fund") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A shares of one of its portfolios, the Davis Value Portfolio. Davis Selected Advisers, LP ("Davis Advisers"), located at 2949 East Elvira Road, Tucson, Arizona 85706, is the investment adviser to the Davis Value Portfolio. As the investment adviser, Davis Advisers is paid fees by the Fund for its services. Davis Selected Advisers-NY, Inc. ("Davis Advisers-NY"), located at 609 Fifth Avenue, New York, New York 10017, serves as the subadviser to the Davis Value Portfolio. Davis Advisers-NY is a wholly owned subsidiary of Davis Advisers. Davis Advisers pays the subadvisory fee, not the Davis Value Portfolio. A summary of the investment objective and strategy for this Fund is set forth below.


DAVIS VALUE PORTFOLIO. This Fund seeks to provide growth of capital. The Fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion. These companies are selected based on their potential for long-term growth, long-term return, and minimum risk.


MERCURY VARIABLE TRUST (FORMERLY, THE MERCURY HW VARIABLE TRUST)



Mercury Variable Trust ("Mercury Trust")(formerly, the "Mercury HW Trust"), a Massachusetts business trust, is registered with the Securities and Exchange Commission as an open-end management investment company. The Mercury Trust is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies. It currently offers Account A shares of one of its portfolios.


Mercury Advisors, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, serves as the investment adviser to the Mercury International Value V.I. Fund and generally administers the affairs of the Mercury Trust. As the investment adviser, Mercury Advisors is paid fees by the Fund for its services. Merrill Lynch Asset Management, U.K. Limited ("MLAM U.K."), located at Ropemaker Place, 25 Ropemaker Street, London, England E2Y 9LY, serves as the subadviser to the Mercury International Value V.I. Fund. MLAM U.K. is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. Mercury Advisors pays the subadvisory fee, not the Mercury International Value V.I. Fund. A summary of the investment objective and strategy for this Fund is set forth below.



MERCURY INTERNATIONAL VALUE V.I. FUND (FORMERLY, THE MERCURY HW INTERNATIONAL VALUE VIP PORTFOLIO). The Fund's investment objective is to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. In investing the Fund, Mercury Advisors follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus would have a lower price than their true worth.



Effective following the close of business on April 27, 2001, the International Equity Focus Fund of the Merrill Variable Funds was merged with and into the Mercury International Value V.I. Fund of the Mercury Trust.


MERCURY V.I. FUNDS, INC.


Mercury V.I. Funds, Inc. ("Mercury V.I. Funds") (formerly, the Mercury Asset Management V.I. Funds, Inc.) is registered with the Securities and Exchange Commission as an open-end management investment company, and its investment adviser is Fund Asset Management, L.P. ("FAM"). It currently offers Account A Class A shares of one of its mutual fund portfolios, the Merrill Lynch Large Cap Growth V.I. Fund. As the investment adviser, FAM is paid fees by the Fund for its services. A summary of the investment objective and strategy for this Fund is set forth below.



FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey, 08536. The ultimate parent of FAM is Merrill Lynch & Co., Inc. FAM and/or one of its affiliates have agreed to limit the annual operating expenses for the Large Cap Growth V.I. Fund to 1.25% of its average net assets.



MERRILL LYNCH LARGE CAP GROWTH V.I. FUND (FORMERLY, THE LARGE CAP GROWTH FOCUS
FUND). This Fund's main goal is long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. that Fund management believes have good prospects for earnings growth.


MFS(R) VARIABLE INSURANCE TRUST(SM)


MFS(R) Variable Insurance Trust(SM) ("MFS Trust") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A Initial Class shares of two of its separate investment portfolios.


Massachusetts Financial Services Company ("MFS"), a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, serves as the investment adviser to each of the Funds of MFS Trust. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which, in turn, is a indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. As the investment adviser, MFS is paid fees by each of these Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.


MFS EMERGING GROWTH SERIES. This Fund seeks long-term growth of capital. The Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the Fund's adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

MFS RESEARCH SERIES. This Fund seeks to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Fund focuses on companies that the Fund's adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.


PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT


The Accounts will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Accounts are automatically reinvested at net asset value in additional shares of the Funds.


MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO ACCOUNTS

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of Separate Account A or Separate Account B or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or the future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or contract value, or both, for some or all classes of Contracts at any time in our sole discretion. However, before any such substitution, we would need the approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to either Account, eliminate subaccounts in either Account, deregister either or both of the Accounts under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate either or both Accounts as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or account to another subaccount or account pursuant to a combination or otherwise, and create new accounts. Before we make certain changes we need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the sales charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges, including the mortality and expense risk charge, in part to cover such expenses.

MORTALITY AND EXPENSE RISK CHARGE


We impose a mortality and expense risk charge on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts prior to the annuity date. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.



The remaining portion of the charge, 0.50% annually for Account A and 0.30% annually for Account B, is attributable to expense risks we assume should the contract maintenance and administration charges be insufficient to cover all contract maintenance and administration expenses.


The mortality and expense risk charge is greater for Account A than for Account B because a greater guaranteed death benefit and higher administrative expenses are attributable to Account A. If this charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. The charge will never increase.

SALES CHARGE

       WHEN IMPOSED

We may impose a contingent deferred sales charge on withdrawals and surrenders from Account A. We don't impose the charge on withdrawals or surrenders from Account B. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from Account A held for less than seven years. However, where permitted by state regulation, up to 10% of this premium can be accessed without a sales charge if withdrawn through the first six lump-sum withdrawals from Account A in a contract year or through systematic withdrawals from Account A. (See "Withdrawals and Surrenders".) In addition, where permitted by state regulation, we won't impose a contingent deferred sales charge on any premium withdrawn from Contracts purchased by our employees or our affiliates or from Contracts purchased by the employees' spouses or dependents.

       AMOUNT OF CHARGE

The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% annually to 0% after year seven, as shown below.

NUMBER OF COMPLETE YEARS ELAPSED  CONTINGENT DEFERRED
     SINCE PREMIUM WAS PAID          SALES CHARGE
               0                          7%
               1                          6%
               2                          5%
               3                          4%
               4                          3%
               5                          2%
               6                          1%
               7                          0%

The charge is calculated on total premiums withdrawn from Account A. If, however, your account value at the time of withdrawal is less than your premiums paid in, the charge is based on your account value. Gain in account value is never subject to this sales charge. The example below explains this charge.

                           HOW THE SALES CHARGE WORKS

If you made a $5,000 premium payment to Account A and withdrew the entire $5,000 three years later, we would impose a 4% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment to Account A and due to negative investment experience only $4,500 remained in Account A when you withdrew it three years later, we would impose a 4% charge only on $4,500 of the original premium. If instead the $5,000 premium payment you made to Account A grew to $6,000 due to positive investment experience, and you withdrew $600 of gain in account value through six lump sum withdrawals three years later, and thereafter withdrew the remaining $5,400 in a subsequent withdrawal that same year, we would not impose a contingent deferred sales charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4% contingent deferred sales charge only on $5,000 of the $5,400 subsequent withdrawal (as $400 of that amount represents gain).

       HOW DEDUCTED

We deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your Account A value. The example below shows how this works.


                              PRO RATA DEDUCTIONS



Kim Investor's Retirement Plus Contract has a current account value of $100,000. $60,000 is in the Basic Value V.I. Subaccount, and $40,000 is in the Fundamental Growth V.I. Subaccount. Kim withdraws $20,000 from the Contract, and the entire $20,000 is subject to a 7% sales charge ($1400). Accordingly, $840--60% of $1400--is deducted from the Basic Value V.I. Subaccount and $560--40% of $1400--is deducted from the Fundamental Growth V.I. Subaccount.


(See "Withdrawals and Surrenders" and "Accumulation Units" for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

ADMINISTRATION CHARGE


We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct the charge daily only from the net asset value of Account A prior to the annuity date. We don't impose the charge on the assets in Account B. This charge covers such expenses as optional contract transactions (for example, processing transfers and Dollar Cost Averaging transactions). This charge will never increase.


CONTRACT MAINTENANCE CHARGE


We charge $40 each year to reimburse us for expenses related to maintenance of the Contract. These expenses include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. We deduct this charge from your contract value at the end of each contract year that occurs on or before the annuity date. We won't deduct it after the annuity date. We also deduct the charge if you surrender the contract on any date besides a contract anniversary. We deduct the charge on a pro rata basis from among all subaccounts in which your contract value is invested. The contract maintenance charge will never increase.

We'll waive this charge on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would normally be deducted.


Currently, a contract owner of three or more Contracts will be assessed no more than $120 in contract maintenance charges annually. We reserve the right to change this limit at any time.


ESTATE ENHANCER CHARGE


If you elect the Estate Enhancer benefit, we deduct a charge at the end of each contract year equal to 0.25% annually of the average of the contract values as of the end of each of the prior four contract quarters. We won't deduct this charge after the annuity date. We will impose a pro rata amount of this charge upon surrender, annuitization, death or termination of the rider between contract anniversaries. We deduct this charge regardless of whether the Estate Enhancer benefit has any value.


OTHER CHARGES

       TRANSFER CHARGES

You may make up to six transfers among Account A subaccounts per contract year without charge. If you make more than six, we may, but currently do not, charge you $25 for each extra transfer. (See "Transfers".)

       TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See "Tax Status of the Contract".)

       FUND EXPENSES


In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.


       RETIREMENT PLUS ADVISOR FEES

Fees associated with participation in the Merrill Lynch RPA(SM) program are paid by the participating contract owner and are not deducted from the contract value or imposed on the Accounts. (See "Merrill Lynch Retirement Plus Advisor(SM)".)

PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.


Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.


Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by "non-natural persons" such as corporations or trusts. If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant. If the Contract is an IRA, the owner must be the annuitant.

If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code (IRC) requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the contract value, less any applicable fees and charges.


Only spouses may be co-owners of the Contract, except in Pennsylvania, New Jersey, and Oregon, and when the Contract is issued in exchange for another contract. When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owner spouses must each be designated as beneficiary for the other. Co-owners may also designate a beneficiary to receive benefits on the surviving co-owner's death. Qualified Contracts may not have co-owners.



You may assign the Contract to someone else by giving notice to our Service Center. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain qualified Contracts, so you should consult with a qualified tax advisor before assigning the Contract. (See "Federal Income Taxes".)


ISSUING THE CONTRACT

       ISSUE AGE


You can buy a nonqualified Contract if you are less than 90 years old. Annuitants on nonqualified Contracts must also be less than 90 years old when we issue the Contract. For qualified Contracts (owned by natural persons), the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract.


If you change the owner, the new owner must be younger than the maximum age for a newly-issued Contract.

       INFORMATION WE NEED TO ISSUE THE CONTRACT


Before we issue the Contract, we need certain information from you. We may require you to complete and return a written application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the application or the information provided, and you pay the initial premium, we'll issue a Contract. The date we do this is called the Date of Issue. Generally, we'll do this and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.


       TEN DAY RIGHT TO REVIEW

When you get the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To get a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned. For contracts issued in Pennsylvania, we'll refund the contract value as of the date the Contract is returned.

PREMIUMS

       MINIMUM AND MAXIMUM PREMIUMS


Initial premium payments must be $5,000 or more on a nonqualified Contract or tax sheltered annuity Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must be $100 or more. You can make them at any time before the annuity date. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. We may waive the $100 minimum for premiums paid under qualified Contracts held in Retirement Plan Operations accounts of MLPF&S where you're transferring the complete cash balance of such account into a Contract. Maximum annual contributions to qualified Contracts are limited by federal law. We reserve the right to reject premium payments, if required by law.


       HOW TO MAKE PAYMENTS

You can pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account. Under an automatic investment feature, you can make systematic premium payments on a monthly, quarterly, semi-annual or annual basis from a MLPF&S brokerage account. Contact your Financial Advisor for additional information. You may cancel the automatic investment feature at any time.

       PREMIUM INVESTMENTS


For the first 14 days following the date of issue, we'll hold all premiums directed into Account A in the Domestic Money Market V.I. Subaccount. After the 14 days, we'll reallocate the account value to the Account A subaccounts you selected. (In Pennsylvania, we'll invest all premiums as of the date of issue in the subaccounts you selected.) We'll place premiums directed into Account B in the Reserve Assets V.I. Subaccount on the issue date. We'll place subsequent premiums allocated to Account B in the Reserve Assets V.I. Subaccount as of the end of the valuation period in which our Service Center receives them.



Currently, you may allocate your premium among 18 of 25 subaccounts (24 available through Account A and one available through Account B). Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the Core Bond V.I. Subaccount, 58% allocated to the High Current Income V.I. Subaccount, and 30% allocated to the Large Cap Core V.I. Subaccount. However, you may not allocate 33 1/3% to the Core Bond V.I. Subaccount and 66 2/3% to the High Current Income V.I. Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.


ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?


We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., partial withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deduction for the contract maintenance charge, any sales charge, any Estate Enhancer charge, any transfer charge, and any premium taxes due, units are redeemed.


                    HOW DO WE DETERMINE THE NUMBER OF UNITS?


We determine the number of accumulation units purchased by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any Estate Enhancer charge, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of mortality and expense risk and administration charges. Instead, these charges and investment experience are reflected in the accumulation unit value.



When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.



The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the valuation period equivalent of the annual administration and mortality and expense risk charges. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in law that requires us to pay tax on capital gains in the Accounts or for any assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)

               ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless any owner is not a natural person. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

TRANSFERS

       TRANSFERS WITHIN ACCOUNT A

Before the annuity date, you may transfer all or part of your Account A value among the Account A subaccounts up to six times per contract year without charge. You can make additional transfers among Account A subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. We reserve the right to change the number of additional transfers permitted each contract year.


Transfers among subaccounts may be made in specific dollar amounts or as a percentage of Account A value. You must transfer at least $100 or the total value of a subaccount, if less. Transfers specified as percentages are also subject to a $100 minimum with allocations in whole numbers. For example, 10% or 30% of $1,000 Account A value in the Core Bond V.I. Subaccount may be transferred to the High Current Income V.I. Subaccount, but 10.5% may not. Also, 20% of $600 ($120) Account A value in the Core Bond V.I. Subaccount may be transferred to the High Current Income V.I. Subaccount, but 10% of $600 ($60) may not.


You may request transfers in writing or by telephone, once we get proper telephone transfer authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. We will consider telephone transfer requests received after 4:00 p.m. (ET) to be received the following business day.


You should protect your personal identification number (PIN), because telephone transactions will be available to anyone who provides your PIN. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.


Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

DOLLAR COST AVERAGING

       WHAT IS IT?


The Contract offers an optional transfer feature called Dollar Cost Averaging ("DCA"). This feature allows you to reallocate money at monthly intervals from the Account A Domestic Money Market V.I. Subaccount to any of the remaining Account A subaccounts. The DCA feature is intended to reduce the effect of short term price fluctuations on investment cost. Since the same dollar amount is transferred to selected subaccounts each month, more accumulation units are purchased in a subaccount when their value is low and fewer accumulation units are purchased when their value is high. Therefore, over the long haul a DCA program may let you buy accumulation units at a lower average cost. However, a DCA program does not assure a profit or protect against a loss in declining markets.

You can choose the DCA feature any time before the annuity date. Once you start using it, you must continue it for at least three months. Once you reach the annuity date, you may no longer use Dollar Cost Averaging.

If you participate in the RPA program, you can't use DCA.

       MINIMUM AMOUNTS


To elect DCA, you need to have a minimum amount of money in the Domestic Money Market V.I. Subaccount. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA feature. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. We reserve the right to change these minimums. Should the amount in your Domestic Money Market V.I. Subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue DCA.


       WHEN DO WE MAKE DCA TRANSFERS?

You select the date for DCA transfers. After we receive your request at our Service Center, we will make the first DCA transfer on the selected date of the following month. We'll make subsequent DCA transfers on the same day of each succeeding month. We don't charge for DCA transfers. These transfers are in addition to the six annual transfers permitted under the Contract.

MERRILL LYNCH RETIREMENT PLUS ADVISOR(SM)

If you qualify, you may participate in the Merrill Lynch Retirement Plus Advisor(SM) ("RPA") program. Through RPA, an investment program developed by MLPF&S, premiums and Account A money are allocated and transferred periodically among the subaccounts of Account A based on your investment profile. MLPF&S is a registered investment adviser under the Investment Advisers Act of 1940.

Before you can participate, you must complete a profiling questionnaire and client agreement for each contract with which you're using the RPA program.


If you participate in the RPA program, you can't use DCA. In addition, if you request a transfer while the RPA program is in effect, the RPA program will be terminated since such transfers may be inconsistent with investment strategies being implemented through the RPA program.


       FEES AND CHARGES FOR RPA


MLPF&S charges a fee for the RPA program. The fee is not deducted from your contract value or imposed on the Accounts. For nonqualified Contracts, the RPA fee is deducted from your Merrill Lynch brokerage account. For IRA Contracts, the RPA fee is deducted from a designated Merrill Lynch non-retirement brokerage account or you can elect to receive an invoice for the RPA fee. We don't charge for RPA program transfers.


If you wish to participate in the RPA program, consult with your Financial Advisor for additional information regarding the availability of the program and specific eligibility requirements.

Participation in the program does not guarantee that you will attain your investment goals. In addition, the program does not guarantee investment gains, or protect against investment losses.

TRANSFERS FROM ACCOUNT A TO ACCOUNT B


Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of an amount equal to any gain in account value and/or any premium not subject to sales charge or 10% of premiums still subject to a sales charge determined as of the date we receive the request (minus any of that premium already withdrawn or transferred). Additionally, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semi-annual or annual basis. You may cancel periodic transfers at any time. Once canceled, they cannot be activated again until the next contract year. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.


Generally, we will deduct the amount transferred on a pro rata basis from among the Account A subaccounts you specify, based on your proportional interest in each of these subaccounts to the Account A value, unless you request otherwise. However, if you want the amount transferred on a monthly, quarterly, semi-annual or annual basis, it must be deducted on a pro rata basis. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.

WITHDRAWALS AND SURRENDERS

       WHEN AND HOW WITHDRAWALS ARE MADE


Before the annuity date, you may withdraw money from the Contract up to six times per contract year. Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See "Federal Income Taxes".)


       LUMP SUM WITHDRAWALS

We don't impose a sales charge on the first six lump-sum withdrawals in any contract year out of Account A to the extent that they do not exceed the "free withdrawal amount" determined as of the date of withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b), where:

       (a) = 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and
       (b) = your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.


Any amount previously withdrawn from Account A during that contract year plus any amount previously transferred from Account A to Account B during that contract year will be taken in account in determining the "free withdrawal amount" available as of the date of the withdrawal request. We will make these withdrawals as if gain is withdrawn first, followed by premium on a first-in, first-out ("FIFO") basis. The contract value remaining after any withdrawal must be at least $2,000. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See "Federal Income Taxes".) Each withdrawal counts as one of the six withdrawals permitted from the Contract each contract year.


Unless you direct us otherwise, withdrawals will be taken from subaccounts in the same proportion as the subaccounts of the Account from which the withdrawal is made bear to your Account A value. You may withdraw money by telephone once you've submitted a proper telephone authorization form to our Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account. You may make a withdrawal request in writing to our Service Center. We will consider telephone withdrawal requests received after 4:00 p.m. (ET) to be received the following business day.

We don't impose sales charges on any withdrawals from Account B. Lump-sum withdrawals from Account B count toward the 6 withdrawals permitted each contract year. In addition, where permitted by state regulation we don't impose a sales charge on withdrawals from Account A on a Contract purchased by our employees or employees of our affiliates or purchased by the employee's spouse or dependents.

       SYSTEMATIC WITHDRAWALS FROM ACCOUNT A

You may make systematic withdrawals from Account A on a monthly, quarterly, semi-annual, or annual basis. We currently limit the total amount of these withdrawals in any contract year to an amount no greater than 10% of the total premiums paid into Account A that are subject to a contingent deferred sales charge, plus 100% of total premiums paid into Account A that are no longer subject to a contingent deferred sales charge, less any prior amount withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

We reserve the right to change the limitation on the total amount available through systematic withdrawals in a contract year at any time. However, you will always be permitted to make systematic withdrawals in a contract year of an amount at least equal to 10% of the total premiums paid into Account A, less any prior amounts withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

Systematic withdrawals allow you to access your "free withdrawal amount" and are in addition to the six lump sum withdrawals from Account A and the one lump sum transfer to Account B allowed each contract year to access that amount. You cannot make systematic withdrawals from Account A and automatic transfers from Account A to Account B in the same contract year.


The systematic withdrawal program will end if the systematic withdrawals, when added to prior lump sum withdrawals from Account A and prior lump sum transfers to Account B in the same contract year, exceed the "free withdrawal amount" described under "Lump Sum Withdrawals" above.


You can stop systematic withdrawals at any time upon notice to us. Once withdrawals are stopped, you cannot begin them again before the next contract year. Amounts available for withdrawal cannot be carried over to subsequent contract years.

       AUTOMATIC WITHDRAWALS FROM ACCOUNT B

You may make automatic withdrawals from Account B on a monthly, quarterly, semi-annual, or annual basis. You may activate or cancel the automatic withdrawal program once each contract year. Once canceled, you can't activate the program again until the next contract year. You may increase or decrease withdrawals at any time by contacting our Service Center. These automatic withdrawals are in addition to the six withdrawals permitted each contract year under the Contract.

       MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $2,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

       SURRENDERS


At any time before the annuity date you may surrender the Contract through a full withdrawal. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable sales charge, minus any applicable contract maintenance charge, and minus any applicable charge for premium taxes or the Estate Enhancer benefit. (See "Charges and Deductions".) Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% federal penalty tax. Surrenders of tax sheltered annuities are restricted. (See "Federal Income Taxes".)


PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:


       (a) the New York Stock Exchange is closed;

       (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;
       (c) the Securities and Exchange Commission declares that an emergency exists making it difficult to dispose of securities held in the Accounts or to determine their value;
       (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or
       (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.


If mandated under applicable law, we may be required to block a contract owner's account and thereby refuse to accept any request for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate regulator.


CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status. Such changes may have tax consequences. (See "Federal Income Taxes". See also "Ownership of the Contract".)

DEATH BENEFIT

       GENERAL


Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if a contract owner dies before the annuity date. You may also elect the Estate Enhancer benefit, which provides a benefit at the death of the owner that may be used to defray some or all of the expenses attributable to death benefit proceeds under the Contract. Death benefit proceeds are not payable on the death of an annuitant unless you are a non-natural person. (See "Death of Annuitant Prior to Annuity Date".)



We will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, federal tax law generally requires us to distribute the entire contract value within five years of the date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)


We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum.


If the age of an owner (or annuitant, if the owner is a non-natural person) is misstated any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.



Death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds").


       SPOUSAL CONTINUATION


If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract. Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary. We will compare the contract value to the death benefit which would have been paid to the surviving spouse. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we would have determined the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. The increase will be applied to each subaccount then available for allocations of premiums and transfers based on the ratio of your contract value in each subaccount to your contract value prior to the increase.


       DEATH BENEFIT OPTIONS


In all states except Washington, Minnesota, and Illinois, we offer a choice of two death benefits: the 5% Rising Floor with 7th Anniversary Step-Up and the Maximum Anniversary Value.



In Minnesota and Illinois, the current death benefit is the 5% Rising Floor with 7th Anniversary Step-Up (without the Attained Age 80 Anniversary Value). After we receive approval for the Maximum Anniversary Value death benefit in these states, both the 5% Rising Floor with 7th Anniversary Step-Up and the Maximum Anniversary Value death benefit options will be available at issue.



In Washington, we offer only the Maximum Anniversary Value death benefit.



We describe each of the death benefits currently offered in more detail below. Additional state variations not noted herein may affect these death benefit options in your state. Refer to the contract and endorsement forms for your state for additional information.

EXISTING CONTRACT OWNERS PLEASE NOTE: The death benefit applicable to your Contract may vary from the descriptions in the text below. As we received necessary state approvals, we began offering contract owners in approved states a one-time opportunity to change their existing death benefit to the Maximum Anniversary Value death benefit. The change was effective on their contract anniversary following availability of the Maximum Anniversary Value death benefit option in their state. If you purchased your Contract before we received approval, or are a resident of Minnesota or Illinois, you will be provided such an opportunity as long as you (or the older owner, if the Contract had co-owners, or the annuitant, if the owner is a non-natural person) were under attained age 80 on your next contract anniversary. If you do not elect to change your death benefit to the Maximum Anniversary Value at that time, your death benefit (the 5% Rising Floor with 7th Anniversary Step-Up) will be changed to include an opportunity for an additional step-up at attained age 80. This change will not be provided if you are over attained age 80 or your death benefit has been "capped".



If your Contract was issued on Contract Form ML-VA-001 or ML-VA-002 and you elected to change your existing death benefit to the Maximum Anniversary Value death benefit, see APPENDIX A for a description of the death benefit that currently applies to your Contract.



If your Contract was issued on Contract Form ML-VA-001, which was in use before we made Contract Form ML-VA-002 available in your state, and you have not elected the Maximum Anniversary Value death benefit, see APPENDIX B for a description of the death benefit that currently applies to your Contract.



If your Contract was issued on Contract Form ML-VA-002, which is currently in use in all states, and you have not elected the Maximum Anniversary Value death benefit, see APPENDIX C for a description of the death benefit that currently applies to your Contract.



If your Contract was issued in Washington before December 7, 2001, and you have not elected the Maximum Anniversary Value death benefit, see APPENDIX D for a description of the death benefit that currently applies to your Contract.



If you would like assistance in determining which death benefit description applies to your Contract, please contact the Service Center at (800) 535-5549.


CALCULATION OF THE 5% RISING FLOOR WITH 7TH ANNIVERSARY STEP-UP

       The following discussion applies for issue ages under 80. If your issue age is 80 or over, see "Death Benefit for Issue Ages 80 and Over".


       (a) We determine premiums compounded at 5%. To do this, we calculate 5% assumed annual interest on premiums you pay into Account A, less "adjusted transfers" to Account B and "adjusted withdrawals" from Account A with interest at 5% annually.

       (b) We determine the greatest 7th anniversary value. To determine the greatest 7th anniversary value,
          (i) we calculate 5% assumed annual interest on your Account A value at the end of each 7th contract year (i.e., 7, 14, 21, etc.);
          (ii) we calculate 5% assumed annual interest on premiums paid into Account A since the end of each 7th contract year;
          (iii) we calculate 5% assumed annual interest on each "adjusted transfer" to Account B and to each "adjusted withdrawal" from Account A since the end of each 7th contract year;
          (iv) for each 7th contract year, we add (ii) to (i) and subtract (iii) from that amount. Each of these is a 7th anniversary value. We pick the greatest of these 7th anniversary values.

      We determine 7th anniversary values in (b) until the earlier of the last day of the contract year in which you reach age 80, or the date of your death.


       (c) In all states except Minnesota and Illinois, we determine the attained age 80 anniversary value. To do this, we add the value of Account A on the contract anniversary on which you attain age 80 plus any premiums paid into Account A since that contract anniversary, and subtract any

           "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.
       (d) We compare the results in (a), (b), and (c). We pick the highest of the three. This amount is referred to as the Guaranteed Minimum Death Benefit.
       (e) We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals:

       - the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by
       - an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal; but not less than one. CURRENTLY, WE DO NOT ADJUST WITHDRAWALS AND TRANSFERS.

There are limits on the period during which the assumed 5% interest will accrue for purposes of calculating the 5% Rising Floor with 7th Anniversary Step-Up. Interest accrues until the earliest of:

       (1) The last day of the 20th contract year;
       (2) The last day of the contract year in which the contract owner attains age 80;
       (3) The date of death of the contract owner.


FOR AN EXAMPLE OF THE CALCULATION OF THE 5% RISING FLOOR WITH 7TH ANNIVERSARY STEP-UP DEATH BENEFIT, SEE APPENDIX E.


CALCULATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

This death benefit option is not available if the issue age of the oldest owner is 80 or over.

       (a) We determine the premiums paid into Account A less "adjusted withdrawals" from Account A and "adjusted transfers" to Account B.
       (b) We determine the Maximum Anniversary Value. To determine the Maximum Anniversary Value,
          (i) we calculate an anniversary value for each contract anniversary through the earlier of your (or the older owner's, if the Contract has co-owners, or the annuitant's, if the owner is a non-natural person) attained age 80 or the anniversary on or prior to your (or any owner's, if the Contract has co-owners or the annuitant's, if the owner is a non-natural person) date of death. An anniversary value is equal to the value of Account A on a contract anniversary, plus premiums allocated to Account A since that contract anniversary minus "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.
          (ii) we compare the anniversary values and select the highest. This amount is the Maximum Anniversary Value.
       (c) We compare the results in (a) and (b), and pick the higher value. This amount is referred to as the Guaranteed Minimum Death Benefit.
       (d) We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals:

- the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by

- an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal.

We will calculate the Maximum Anniversary Value based on your issue age (or the issue age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the attained age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the contract anniversary on or prior to the ownership change, increased by premiums and decreased by "adjusted withdrawals" and "adjusted transfers" since that contract anniversary.

FOR AN EXAMPLE OF THE CALCULATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, SEE APPENDIX F.


DEATH BENEFIT FOR ISSUE AGES 80 AND OVER


       (a) We determine the premiums paid into Account A less "adjusted withdrawals" from Account A and "adjusted transfers" to Account B. This amount is referred to as the Guaranteed Minimum Death Benefit.

       (b) We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.


       ESTATE ENHANCER BENEFIT



In all states except Washington, Minnesota, and Illinois, you may also elect the Estate Enhancer benefit for an additional annual charge. The Estate Enhancer benefit provides coverage in addition to that provided by your death benefit. The Estate Enhancer benefit is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The Estate Enhancer benefit, like the death benefit payable under the Contract, is subject to federal income taxes. You cannot elect the Estate Enhancer benefit if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 76 or older on the effective date. If the benefit is being elected at issue, the effective date is the issue date. Currently, the Estate Enhancer benefit cannot be elected on qualified Contracts. Estate Enhancer availability is subject to our approval if "Estate Enhancer premiums" on all contracts issued by us with the same owner(s) exceed $2,200,000. "Estate Enhancer premiums" means initial premium plus subsequent premium payments if the effective date is the issue date, and the contract value on the effective date plus subsequent premium payments if the effective date is other than the issue date. Once you elect the Estate Enhancer benefit, you cannot cancel it (except in North Dakota). The Estate Enhancer benefit, however, will terminate if you annuitize or surrender the Contract, or if the Contract otherwise terminates. THE AMOUNT OF ESTATE ENHANCER BENEFIT DEPENDS UPON THE AMOUNT OF GAIN IN YOUR CONTRACT. BECAUSE WITHDRAWALS AND POOR INVESTMENT PERFORMANCE OF THE FUNDS WILL REDUCE THE AMOUNT OF GAIN IN YOUR CONTRACT, THEY WILL REDUCE THE VALUE OF THE ESTATE ENHANCER BENEFIT. IT IS POSSIBLE THAT THE ESTATE ENHANCER BENEFIT MAY NOT HAVE ANY VALUE.



The percentage used to determine the benefit depends on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the issue date (effective date of benefit). If you are age 69 or under on the effective date, your benefit is equal to 45% of the Estate Enhancer gain, but in no event will it exceed 45% of net premiums (excluding any subsequent premiums paid within one year prior to the death of any owner, or the annuitant, if the owner is a non-natural person and any premiums paid between the date of death and the date we receive notification of death). Estate Enhancer gain is the contract value on the date we calculate the death benefit minus net premiums since the effective date. Net premiums equal the premiums paid since the effective date less the portion of each withdrawal considered to be premium. Withdrawals reduce Estate Enhancer gain first and only withdrawals in excess of Estate Enhancer gain reduce net premiums. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 70 or over on the issue date, the percentages are reduced from 45% to 30% in the calculation above.

As described under "Spousal Continuation", if a surviving spouse continues the Contract, the contract value will be increased to the amount that would have been paid as a death benefit, including any Estate Enhancer benefit. If the surviving spouse is younger than attained age 76 on the date he or she elects to continue the Contract, the Estate Enhancer benefit will also be continued. We will use the date the surviving spouse elects to continue the Contract as the effective date, and the percentages used in the calculations above will be based on the surviving spouse's attained age on the effective date. Estate Enhancer gain and net premiums are calculated from the new effective date and the contract value on the effective date is considered a premium for purpose of these calculations. If the surviving spouse is attained age 76 or older on the date he or she elects to continue the Contract, the Estate Enhancer benefit will terminate.



You may change the owner of the Contract to your spouse without terminating the Estate Enhancer benefit provided that your spouse was younger than attained age 76 on the effective date. After such a change in owner, the amount of the Estate Enhancer benefit will be based on the attained age of your spouse, if older. We reserve the right to terminate the Estate Enhancer benefit if there is any other change of owner. If we do not terminate the Estate Enhancer benefit for a non-spousal ownership change, the continuation of the benefit will be subject to the parameters described in this paragraph.



We are offering existing contract owners in approved states the opportunity to add the Estate Enhancer benefit as of the contract anniversary (effective date of benefit) following availability of the Estate Enhancer benefit in their state, provided you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are under attained age 76. The above description of the Estate Enhancer benefit applies, except that all periods will be measured from the date the Estate Enhancer benefit is added to the Contract, as opposed to the contract issue date and the contract value on that date will be considered a premium for purposes of the above calculations.


FOR AN EXAMPLE OF THE CALCULATION OF THE ESTATE ENHANCER BENEFIT, SEE APPENDIX
G.

ANNUITY PAYMENTS


We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for nonqualified Contracts is the first day of the month following the annuitant's 90th birthday. However, you may specify an earlier annuity date. You may change the annuity date at any time before the annuity date. Generally the annuity date for IRA Contracts or tax sheltered annuity Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA and tax sheltered annuities to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet federal minimum distribution requirements. Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option when the contract owner reaches age 90, (age 70 1/2 for an IRA Contract). You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to qualified contract owners to comply with the Internal Revenue Code or regulations under it.



For contracts issued on Contract Form ML-VA-001, if the contract owner is a non-natural person, the annuitant must be less than 85 years old and the annuity date may not be later than the annuitant's 85th birthday.



We determine the dollar amount of annuity payments by applying your contract value on the annuity date, less any applicable Estate Enhancer benefit charge and any applicable premium tax, to our then current annuity purchase rate. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex at the time payments begin. The rates will never be less than those shown in the Contract.


If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with 6% annual interest charges. Likewise, if we underpaid any amount as the result of a misstatement, we correct it with the next payment made with 6% annual interest credited.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $20 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $20 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS


We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Accounts. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the annuity option, payment amount, or the payment period. Under certain circumstances, several options provide the ability to take the present value of future guaranteed payments in a lump sum.


                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

       PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

       PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

       *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

       LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 10 or 20 years as you selected. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum.

If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

       LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

       *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

       INDIVIDUAL RETIREMENT ACCOUNT ANNUITY


This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the owner/annuitant;
(b) the joint life expectancy of the owner/annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the owner/annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. If the measuring life or lives dies before the remaining value has been distributed, we will pay that value to you in a lump sum.



GENDER-BASED ANNUITY PURCHASE RATES


Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in states that have adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If your annuity is independent of any formal retirement or pension plan, it is termed a nonqualified contract. If you invest in a variable annuity as part of an

---------------

*These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

individual retirement annuity or tax sheltered annuity, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

       DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

       OWNER CONTROL

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer contract accumulation values, have not been explicitly addressed in IRS published rulings. While we believe that the Contracts do not give owners investment control over Variable Account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

       REQUIRED DISTRIBUTIONS


To qualify as an annuity contract under Section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.



The Contract is designed to comply with Section 72(s). We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements.


Other rules regarding required distributions apply to qualified Contracts.

TAXATION OF ANNUITIES

       IN GENERAL

IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the accumulation or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the accumulation usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the accumulation over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to Contracts owned by a natural person:

       PARTIAL WITHDRAWALS AND SURRENDERS

When you take a withdrawal from a Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Other rules apply to Individual Retirement Annuities and tax sheltered annuities.

If you withdraw your entire contract value, you will be taxed only on the part that exceeds your investment in the Contract.

       ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

       TAXATION OF DEATH BENEFIT PROCEEDS

Amounts, including any Estate Enhancer benefit, may be paid from a Contract because an owner or annuitant (if owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments. Because the Estate Enhancer benefit is treated as a death benefit, we believe that for federal tax purposes, the Estate Enhancer benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the Contract for the Estate Enhancer benefit should not be treated as a distribution received by the Contract owner. However, it is possible that the IRS may take a position that some or all of the charge for the Estate Enhancer benefit should be deemed a taxable distribution to you. Although we do not believe that the fees associated with the Estate Enhancer benefit should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting this optional benefit under the Contract.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

       (1) on or after you reach age 59 1/2;
       (2) after you die (or after the annuitant dies, if the owner isn't an individual);
       (3) after you become disabled; or
       (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.


Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or tax sheltered annuity. You should consult a tax advisor with regard to exceptions from the penalty tax.


TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

Transferring or assigning ownership of the Contract, designating a payee or beneficiary who is not also the owner, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING


Annuity distributions usually are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.


MULTIPLE CONTRACTS


All nonqualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.


POSSIBLE CHANGES IN TAXATION


Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.


POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Account for any federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.


FOREIGN TAX CREDITS



To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.


INDIVIDUAL RETIREMENT ANNUITIES

       TRADITIONAL IRAS


Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." This Contract is available for purchase through an established IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


       ROTH IRAS


A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income, or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


       OTHER TAX ISSUES FOR IRAS AND ROTH IRAS


Total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.



The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether death benefit provisions such as the enhanced death benefit provisions, including the Estate Enhancer benefit provisions, adversely affects the qualification of the policy as an IRA or Roth IRA. The Internal Revenue Service may take the position that the enhanced death benefit provisions, including the Estate Enhancer benefit, adversely affects the qualification of the policy as an IRA or Roth IRA. Disqualification of the policy as an IRA or Roth IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. The Estate Enhancer benefit is not currently available with an IRA or Roth IRA.


TAX SHELTERED ANNUITIES


Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC
Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Distributions from a tax sheltered annuity are generally subject to a mandatory 20% federal income tax withholding. The Contract includes an enhanced death benefit, including the Estate Enhancer benefit, that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because the enhanced death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors. The Estate Enhancer benefit is not currently available with a tax sheltered annuity.


                               OTHER INFORMATION

VOTING RIGHTS


We own all Fund shares held in the Accounts. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

       (1) the election of a Fund's Board of Directors;
       (2) ratification of a Fund's independent accountant;
       (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;
       (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and
       (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each Fund, the value of each accumulation unit, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT


MLPF&S is the principal underwriter of the Contract. Its principal business address is 4 World Financial Center, New York, New York 10080. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. MLPF&S is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.


Registered representatives (Financial Advisors) of MLPF&S sell the Contract. These Financial Advisors are registered with the NASD, licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents. Through a distribution agreement we have with MLPF&S and companion sales agreements we have with the Merrill Lynch Life Agencies, Merrill Lynch Life Agencies and/or MLPF&S compensate the Financial Advisors. The maximum commission paid to a Financial Advisor is 2.3% of each premium allocated to Account A. In addition, on the annuity date, the Financial Advisor will receive compensation of up to 1.5% of contract value not subject to a sales charge. Financial Advisors may also be paid additional annual compensation of up to 0.51% of contract value. Reduced compensation is paid on Contracts purchased by our employees or their spouses or dependents.

The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to Financial Advisors is 5.0% of each premium allocated to Account A and up to 0.70% of contract value.

MLPF&S may arrange for sales of the Contract by other broker-dealers. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S Financial Advisors; however, commissions paid to registered representatives of these broker-dealers will not exceed those described above. Selling firms may retain a portion of commissions. We pay commissions through the registered broker-dealer, and may pay additional compensation to the broker-dealer and/or reimburse it for a portion of expenses relating to sales of the Contract. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker-dealer.

Registered representatives of MLPF&S are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that MLPF&S offers, such as conferences, trips, and awards. Other payments may be made for services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production or promotional literature, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the contract owners or the Variable Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Accounts. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets.

EXPERTS


Deloitte & Touche LLP, independent auditors, have audited our financial statements as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001. They've also audited financial statements of the Accounts as of December 31, 2001 and for the periods presented in the Statement of Additional Information. We include these financial statements in reliance upon the reports of Deloitte & Touche LLP given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1420.


LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                           ACCUMULATION UNIT VALUES+
                       (CONDENSED FINANCIAL INFORMATION)



                                                                        AMERICAN BALANCED V.I.*
                                     ---------------------------------------------------------------------------------------------
                                        1/1/01          1/1/00          1/1/99          1/1/98          1/1/97          1/1/96
                                          TO              TO              TO              TO              TO              TO
                                       12/31/01        12/31/00        12/31/99        12/31/98        12/31/97        12/31/96
                                     -------------   -------------   -------------   -------------   -------------   -------------
(1)  Accumulation unit value at
         beginning of period.......         $19.49          $20.09          $18.73          $16.72          $14.47          $13.37
(2)  Accumulation unit value at end
         of period.................         $17.81          $19.49          $20.09          $18.73          $16.72          $14.47
(3)  Number of accumulation units
         outstanding at end of
         period....................    6,379,947.1     5,917,008.4     7,254,197.1     8,811,560.6    10,336,623.9    12,953,901.3

                                                                               BALANCED
                        AMERICAN BALANCED V.I.*                             CAPITAL FOCUS*
     -------------------------------------------------------------   -----------------------------
        1/1/95          1/1/94          1/1/93         2/21/92**        1/1/01          1/1/00
          TO              TO              TO              TO              TO              TO
       12/31/95        12/31/94        12/31/93        12/31/92        12/31/01        12/31/00
     -------------   -------------   -------------   -------------   -------------   -------------
(1)
            $11.21          $11.86          $10.60          $10.00          $10.82          $10.30
(2)
            $13.37          $11.21          $11.86          $10.60               *          $10.82
(3)
      13,988,384.1    12,253,488.1     7,844,224.7     1,210,776.9             0.0     3,063,065.5

               BALANCED
            CAPITAL FOCUS*
     -----------------------------
        1/1/99         6/5/98***
          TO              TO
       12/31/99        12/31/98
     -------------   -------------
(1)
             $9.68          $10.00
(2)
            $10.30           $9.68
(3)
       2,998,678.0     1,724,252.1


                                                                           BASIC VALUE V.I.
                                     ---------------------------------------------------------------------------------------------
                                        1/1/01          1/1/00          1/1/99          1/1/98          1/1/97          1/1/96
                                          TO              TO              TO              TO              TO              TO
                                       12/31/01        12/31/00        12/31/99        12/31/98        12/31/97        12/31/96
                                     -------------   -------------   -------------   -------------   -------------   -------------
(1)  Accumulation unit value at
         beginning of period.......         $27.63          $24.86          $20.81          $19.27          $16.19          $13.60
(2)  Accumulation unit value at end
         of period.................         $28.42          $27.63          $24.86          $20.81          $19.27          $16.19
(3)  Number of accumulation units
         outstanding at end of
         period....................   32,950,655.6    32,033,529.3    32,438,211.6    28,219,085.9    27,721,815.8    28,054,066.0

                   BASIC VALUE V.I.                                 CORE BOND V.I.
     ---------------------------------------------   ---------------------------------------------
        1/1/95          1/1/94         7/2/93***        1/1/01          1/1/00          1/1/99
          TO              TO              TO              TO              TO              TO
       12/31/95        12/31/94        12/31/93        12/31/01        12/31/00        12/31/99
     -------------   -------------   -------------   -------------   -------------   -------------
(1)
            $10.98          $10.88          $10.00          $15.98          $14.72          $15.28
(2)
            $13.60          $10.98          $10.88          $16.82          $15.98          $14.72
(3)
      20,468,571.0    13,875,148.9     3,847,716.5    34,517,334.7    28,210,223.4    32,859,390.2

                                                    CORE BOND V.I.
     -------------------------------------------------------------------------------------------------------------
        1/1/98          1/1/97          1/1/96          1/1/95          1/1/94          1/1/93         2/21/92**
          TO              TO              TO              TO              TO              TO              TO
       12/31/98        12/31/97        12/31/96        12/31/95        12/31/94        12/31/93        12/31/92
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
(1)
            $14.36          $13.40          $13.29          $11.21          $11.94          $10.80          $10.00
(2)
            $15.28          $14.36          $13.40          $13.29          $11.21          $11.94          $10.80
(3)
      34,324,782.1    32,188,775.1    34,996,244.1    31,553,814.4    29,135,349.6    20,094,427.0     3,697,882.9


                                                                          DEVELOPING CAPITAL
                                                                             MARKETS V.I.
                                     ---------------------------------------------------------------------------------------------
                                        1/1/01          1/1/00          1/1/99          1/1/98          1/1/97          1/1/96
                                          TO              TO              TO              TO              TO              TO
                                       12/31/01        12/31/00        12/31/99        12/31/98        12/31/97        12/31/96
                                     -------------   -------------   -------------   -------------   -------------   -------------
(1)  Accumulation unit value at
         beginning of period.......          $7.37          $10.48           $6.42           $9.21           $9.99           $9.16
(2)  Accumulation unit value at end
         of period.................          $7.38           $7.37          $10.48           $6.42           $9.21           $9.99
(3)  Number of accumulation units
         outstanding at end of
         period....................    3,314,469.2     4,530,719.1     8,168,100.8     8,301,183.8    12,981,977.3     7,960,705.2

          DEVELOPING CAPITAL
             MARKETS V.I.                             DOMESTIC MONEY MARKET V.I.
     -----------------------------   -------------------------------------------------------------
        1/1/95        5/16/94***        1/1/01          1/1/00          1/1/99          1/1/98
          TO              TO              TO              TO              TO              TO
       12/31/95        12/31/94        12/31/01        12/31/00        12/31/99        12/31/98
     -------------   -------------   -------------   -------------   -------------   -------------
(1)
             $9.38          $10.00          $13.41          $12.82          $12.39          $11.94
(2)
             $9.16           $9.38          $13.75          $13.41          $12.82          $12.39
(3)
       4,912,543.0     2,702,530.7    29,585,818.8    25,465,430.4    33,181,894.2    30,449,124.5


                                      DOMESTIC MONEY MARKET V.I.
     ---------------------------------------------------------------------------------------------
        1/1/97          1/1/96          1/1/95          1/1/94          1/1/93         2/21/92**
          TO              TO              TO              TO              TO              TO
       12/31/97        12/31/96        12/31/95        12/31/94        12/31/93        12/31/92
     -------------   -------------   -------------   -------------   -------------   -------------
(1)
            $11.50          $11.09          $10.64          $10.37          $10.20          $10.00
(2)
            $11.94          $11.50          $11.09          $10.64          $10.37          $10.20
(3)
      24,720,327.5    22,091,953.2    25,642,773.0    32,396,626.5    15,662,277.0     2,575,640.9


                                                                                                                     FOCUS TWENTY
                                                                  FLEXIBLE STRATEGY*                                     V.I.
                                     -----------------------------------------------------------------------------   -------------
                                        1/1/96          1/1/95          1/1/94          1/1/93         2/21/92**        1/1/01
                                          TO              TO              TO              TO              TO              TO
                                       12/31/96        12/31/95        12/31/94        12/31/93        12/31/92        12/31/01
                                     -------------   -------------   -------------   -------------   -------------   -------------
(1)  Accumulation unit value at
         beginning of period.......         $13.00          $11.22          $11.87          $10.39          $10.00           $7.47
(2)  Accumulation unit value at end
         of period.................              *          $13.00          $11.22          $11.87          $10.39           $2.27
(3)  Number of accumulation units
         outstanding at end of
         period....................            0.0    19,761,710.2    18,841,816.9    10,396,852.3     2,365,497.6     4,034,923.4

     FOCUS TWENTY     FUNDAMENTAL
         V.I.         GROWTH V.I.                       GLOBAL ALLOCATION V.I.*
     -------------   -------------   -------------------------------------------------------------
      7/10/00***       5/1/01***        1/1/01          1/1/00          1/1/99          1/1/98
          TO              TO              TO              TO              TO              TO
       12/31/00        12/31/01        12/31/01        12/31/00        12/31/99        12/31/98
     -------------   -------------   -------------   -------------   -------------   -------------
(1)
            $10.00          $10.00          $18.18          $20.38          $17.02          $15.85
(2)
             $7.47           $8.81          $16.34          $18.18          $20.38          $17.02
(3)
       7,843,546.7     8,002,014.8    22,994,595.1    26,893,300.8    31,675,601.7    40,349,522.0


                                        GLOBAL ALLOCATION V.I.*
     ---------------------------------------------------------------------------------------------
        1/1/97          1/1/96          1/1/95          1/1/94          1/1/93         2/21/92**
          TO              TO              TO              TO              TO              TO
       12/31/97        12/31/96        12/31/95        12/31/94        12/31/93        12/31/92
     -------------   -------------   -------------   -------------   -------------   -------------
(1)
            $14.35          $12.85          $11.78          $12.12          $10.15          $10.00
(2)
            $15.85          $14.35          $12.85          $11.78          $12.12          $10.15
(3)
      48,987,486.9    54,187,786.6    39,315,443.7    40,759,049.2    20,198,586.7     1,280,889.4


----------


   +  Subaccount names reflected in this Accumulation Unit Values
      Table are the currently effective names. Each subaccount may have operated under different names in the past.
   * Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the American
      Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value
      VIP Portfolio, which has been renamed the Mercury
      International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus
      Fund, which has been renamed the Global Allocation V.I.
      Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.
  **  Merrill Lynch Life Insurance Company commenced sales of
      Retirement Plus on February 21, 1992.
 *** Available for allocations of premiums or contract value effective following the close of business.

                                                                          GLOBAL BOND FOCUS*
                                     ---------------------------------------------------------------------------------------------
                                        1/1/01          1/1/00          1/1/99          1/1/98          1/1/97          1/1/96
                                          TO              TO              TO              TO              TO              TO
                                       12/31/01        12/31/00        12/31/99        12/31/98        12/31/97        12/31/96
                                     -------------   -------------   -------------   -------------   -------------   -------------
(1)  Accumulation unit value at
         beginning of period.......         $12.23          $12.35          $13.63          $12.27          $12.20          $11.45
(2)  Accumulation unit value at end
         of period.................         $11.68          $12.23          $12.35          $13.63          $12.27          $12.20
(3)  Number of accumulation units
         outstanding at end of
         period....................    2,023,068.6     2,519,404.0     3,371,794.8     4,521,788.3     5,666,135.2    7,186,613.40

                  GLOBAL BOND FOCUS*                                      GLOBAL GROWTH V.I.
     ---------------------------------------------   -------------------------------------------------------------
        1/1/95          1/1/94         7/1/93***        1/1/01          1/1/00          1/1/99         6/5/98***
          TO              TO              TO              TO              TO              TO              TO
       12/31/95        12/31/94        12/31/93        12/31/01        12/31/00        12/31/99        12/31/98
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
(1)
             $9.94          $10.52          $10.00          $12.32          $14.69          $10.74          $10.00
(2)
            $11.45           $9.94          $10.52           $9.35          $12.32          $14.69          $10.74
(3)
       6,621,174.7     6,989,051.9     4,305,872.9    11,432,780.1    19,603,914.4    11,158,593.7     1,298,842.5


                                                                         GOVERNMENT BOND V.I.
                                     ---------------------------------------------------------------------------------------------
                                        1/1/01          1/1/00          1/1/99          1/1/98          1/1/97          1/1/96
                                          TO              TO              TO              TO              TO              TO
                                       12/31/01        12/31/00        12/31/99        12/31/98        12/31/97        12/31/96
                                     -------------   -------------   -------------   -------------   -------------   -------------
(1)  Accumulation unit value at
         beginning of period.......         $14.24          $12.95          $13.36          $12.45          $11.59          $11.42
(2)  Accumulation unit value at end
         of period.................         $15.04          $12.95          $13.36          $12.45          $11.59          $11.42
(3)  Number of accumulation units
         outstanding at end of
         period....................   22,840,454.2    21,134,395.4    26,086,856.7    24,286,677.2    13,405,996.1     7,173,354.6

         GOVERNMENT BOND V.I.                                  HIGH CURRENT INCOME V.I.
     -----------------------------   -----------------------------------------------------------------------------
        1/1/95        5/16/94***        1/1/01          1/1/00          1/1/99          1/1/98          1/1/97
          TO              TO              TO              TO              TO              TO              TO
       12/31/95        12/31/94        12/31/01        12/31/00        12/31/99        12/31/98        12/31/97
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
(1)
            $10.08          $10.00          $15.51          $16.92          $16.18          $16.93          $15.46
(2)
            $10.08          $15.51          $15.91          $15.51          $16.92          $16.18          $16.93
(3)
       3,417,936.4     1,484,500.1    20,369,245.5    23,373,205.6    26,535,665.7    29,043,029.8    29,861,630.9

                               HIGH CURRENT INCOME V.I.
     -----------------------------------------------------------------------------
        1/1/96          1/1/95          1/1/94          1/1/93        2/21/92***
          TO              TO              TO              TO              TO
       12/31/96        12/31/95        12/31/94        12/31/93        12/31/92
     -------------   -------------   -------------   -------------   -------------
(1)
            $14.08          $12.18          $12.80          $11.01          $10.00
(2)
            $15.46          $14.08          $12.18          $12.80          $11.01
(3)
      24,631,752.8    23,078,926.0    18,784,994.7    10,628,528.5     1,213,555.5


                                                               INDEX 500 V.I.
                           ---------------------------------------------------------------------------------------
                              1/1/01         1/1/00         1/1/99         1/1/98         1/1/97      12/18/96***
                                TO             TO             TO             TO             TO             TO
                             12/31/01       12/31/00       12/31/99       12/31/98       12/31/97       12/31/96
                           ------------   ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit
         value at
         beginning of
         period..........        $17.85         $19.96         $16.79         $13.27         $10.12        $10.00
(2)  Accumulation unit
         value at end of
         period..........        $15.44         $17.85         $19.96         $16.79         $13.27        $10.12
(3)  Number of
         accumulation
         units out-
         standing at end
         of period.......  21,190,706.5   22,709,749.8   22,900,998.5   19,261,320.4   13,455,750.2      33,052.4

                  INTERNATIONAL BOND*
     ---------------------------------------------
        1/1/96          1/1/95        5/16/94***
          TO              TO              TO
       12/31/96        12/31/95        12/31/94
     -------------   -------------   -------------
(1)
            $11.40           $9.93          $10.00
(2)
                 *          $11.40           $9.93
(3)
              0.00     1,191,641.1       464.604.1


                                                                      INTERNATIONAL EQUITY FOCUS*
                                     ---------------------------------------------------------------------------------------------
                                        1/1/01          1/1/00          1/1/99          1/1/98          1/1/97          1/1/96
                                          TO              TO              TO              TO              TO              TO
                                       12/31/01        12/31/00        12/31/99        12/31/98        12/31/97        12/31/96
                                     -------------   -------------   -------------   -------------   -------------   -------------
(1)  Accumulation unit value at
         beginning of period.......         $13.20          $16.18          $11.91          $11.20          $11.90          $11.31
(2)  Accumulation unit value at end
         of period.................              *          $13.20          $16.18          $11.91          $11.20          $11.90
(3)  Number of accumulation units
         outstanding at end of
         period....................            0.0     8,131,177.0    10,055,061.4    13,703,986.4    33,698,719.2    26,446,868.6

              INTERNATIONAL EQUITY FOCUS*                                 LARGE CAP CORE V.I.
     ---------------------------------------------   -------------------------------------------------------------
        1/1/95          1/1/94         7/1/93***        1/1/01          1/1/00          1/1/99          1/1/98
          TO              TO              TO              TO              TO              TO              TO
       12/31/95        12/31/94        12/31/93        12/31/01        12/31/00        12/31/99        12/31/98
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
(1)
            $10.87          $10.96          $10.00          $25.70          $28.89          $22.28          $19.54
(2)
            $11.31          $10.87          $10.96          $23.47          $25.70          $28.89          $22.28
(3)
      21,726,485.8    21,157,145.1     6,329,646.2    21,872,938.3    25,660,426.4    28,750,257.4    33,613,045.0

                                          LARGE CAP CORE V.I.
     ---------------------------------------------------------------------------------------------
        1/1/97          1/1/96          1/1/95          1/1/94          1/1/93         2/21/92**
          TO              TO              TO              TO              TO              TO
       12/31/97        12/31/96        12/31/95        12/31/94        12/31/93        12/31/92
     -------------   -------------   -------------   -------------   -------------   -------------
(1)
            $16.01          $13.77          $11.38          $11.67          $10.33          $10.00
(2)
            $19.54          $16.01          $13.77          $11.38          $11.67          $10.33
(3)
      38,815,927.3    42,908,676.7    39,846,415.5    33,600,288.0    19,415,425.1     2,846,564.2


---------------


   * Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the American
      Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value
      VIP Portfolio, which has been renamed the Mercury
      International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund, which has been renamed the Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global
      Bond Focus Fund and its investment objective was changed.
  **  Merrill Lynch Life Insurance Company commenced sales of
      Retirement Plus on February 21, 1992.
 *** Available for allocations of premiums or contract value effective following the close of business.

                                   LARGE CAP
                                  VALUE V.I.                                NATURAL RESOURCES FOCUS
                                 -------------   -----------------------------------------------------------------------------
                                   5/1/01***        1/1/01          1/1/00          1/1/99          1/1/98          1/1/97
                                      TO              TO              TO              TO              TO              TO
                                   12/31/01        12/31/01        12/31/00        12/31/99        12/31/98        12/31/97
                                 -------------   -------------   -------------   -------------   -------------   -------------
 (1) Accumulation unit value at
      beginning of period......        $10.00           $17.42          $12.68          $10.14          $12.14          $14.06
 (2) Accumulation unit value at
      end of period............         $9.83           $15.29          $17.42          $12.68          $10.14          $12.14
 (3) Number of accumulation
      units outstanding at end
      of period................   1,258,222.7        664,973.7       841,185.9     1,054,802.2     1,411,604.8     2,034,154.7


                                                            NATURAL RESOURCES FOCUS
                                 -----------------------------------------------------------------------------
                                    1/1/96          1/1/95          1/1/94          1/1/93         2/21/92**
                                      TO              TO              TO              TO              TO
                                   12/31/96        12/31/95        12/31/94        12/31/93        12/31/92
                                 -------------   -------------   -------------   -------------   -------------
 (1) Accumulation unit value at
      beginning of period......         $12.56          $11.30          $11.29          $10.36          $10.00
 (2) Accumulation unit value at
      end of period............         $14.06          $12.56          $11.30          $11.29          $10.36
 (3) Number of accumulation
      units outstanding at end
      of period................    2,971,830.1     3,136,512.9     3,158,540.0     1,052,692.5        83,415.0


 (1) Accumulation unit value at
      beginning of period......
 (2) Accumulation unit value at
      end of period............
 (3) Number of accumulation
      units outstanding at end
      of period................


 (1) Accumulation unit value at
      beginning of period......
 (2) Accumulation unit value at
      end of period............
 (3) Number of accumulation
      units outstanding at end
      of period................


                                                                      RESERVE ASSETS V.I.
                                 ---------------------------------------------------------------------------------------------
                                    1/1/01          1/1/00          1/1/99          1/1/98          1/1/97          1/1/96
                                      TO              TO              TO              TO              TO              TO
                                   12/31/01        12/31/00        12/31/99        12/31/98        12/31/97        12/31/96
                                 -------------   -------------   -------------   -------------   -------------   -------------
 (1) Accumulation unit value at
      beginning of period......         $14.09          $13.39          $12.87          $12.32          $11.79          $11.29
 (2) Accumulation unit value at
      end of period............         $14.53          $14.09          $13.39          $12.87          $12.32          $11.79
 (3) Number of accumulation
      units outstanding at end
      of period................      552,291.8       745,679.0       902,717.9       913,135.2       917,759.7       890,380.2

                                                      RESERVE ASSETS V.I.
                                 -------------------------------------------------------------
                                    1/1/95          1/1/94          1/1/93         2/21/92**
                                      TO              TO              TO              TO
                                   12/31/95        12/31/94        12/31/93        12/31/92
                                 -------------   -------------   -------------   -------------
 (1) Accumulation unit value at
      beginning of period......         $10.76          $10.43          $10.22         $10.20
 (2) Accumulation unit value at
      end of period............         $11.29          $10.76          $10.43         $10.22
 (3) Number of accumulation
      units outstanding at end
      of period................    1,002,197.4     1,286,558.6     1,173,856.5      332,729.5


 (1) Accumulation unit value at
      beginning of period......
 (2) Accumulation unit value at
      end of period............
 (3) Number of accumulation
      units outstanding at end
      of period................


 (1) Accumulation unit value at
      beginning of period......
 (2) Accumulation unit value at
      end of period............
 (3) Number of accumulation
      units outstanding at end
      of period................


                                                                     SMALL CAP VALUE V.I.
                                 ---------------------------------------------------------------------------------------------
                                    1/1/01          1/1/00          1/1/99          1/1/98          1/1/97          1/1/96
                                      TO              TO              TO              TO              TO              TO
                                   12/31/01        12/31/00        12/31/99        12/31/98        12/31/97        12/31/96
                                 -------------   -------------   -------------   -------------   -------------   -------------
 (1) Accumulation unit value at
      beginning of period......         $23.15          $20.45          $15.45          $16.75          $15.20          $14.25
 (2) Accumulation unit value at
      end of period............         $29.66          $23.15          $20.45          $15.45          $16.75          $15.20
 (3) Number of accumulation
      units outstanding at end
      of period................   20,951,548.1    22,009,316.5    22,646,932.9    25,287,229.6    25,060,617.0    26,282,042.4

                                                     SMALL CAP VALUE V.I.
                                 -------------------------------------------------------------
                                    1/1/95          1/1/94          1/1/93         2/21/92**
                                      TO              TO              TO              TO
                                   12/31/95        12/31/94        12/31/93        12/31/92
                                 -------------   -------------   -------------   -------------
 (1) Accumulation unit value at
      beginning of period......          $9.90          $10.82           $9.31         $10.00
 (2) Accumulation unit value at
      end of period............         $14.25           $9.90          $10.82          $9.31
 (3) Number of accumulation
      units outstanding at end
      of period................   21,157,583.8    14,844,233.7     7,108,268.0    1,017,558.9

                                                                UTILITIES AND TELECOMMUNICATIONS V.I.
                                   ---------------------------------------------------------------------------------------------
                                      1/1/01          1/1/00          1/1/99          1/1/98          1/1/97          1/1/96
                                        TO              TO              TO              TO              TO              TO
                                     12/31/01        12/31/00        12/31/99        12/31/98        12/31/97        12/31/96
                                   -------------   -------------   -------------   -------------   -------------   -------------
 (1) Accumulation unit value at
      beginning of period......           $21.24          $22.12          $19.91          $16.27          $13.10          $11.75
 (2) Accumulation unit value at
      end of period............           $18.01          $21.24          $22.12          $19.91          $16.27          $13.10
 (3) Number of accumulation
      units outstanding at end
      of period................      3,227,019.1     4,076,374.7     5,102,928.3     6,354,180.9     7,581,562.1   10,020,789.90

                                     UTILITIES AND TELECOMMUNICATIONS V.I.
                                 ---------------------------------------------
                                    1/1/95          1/1/94         7/1/93***
                                      TO              TO              TO
                                   12/31/95        12/31/94        12/31/93
                                 -------------   -------------   -------------
 (1) Accumulation unit value at
      beginning of period......          $9.58          $10.61          $10.00
 (2) Accumulation unit value at
      end of period............         $11.75           $9.58          $10.61
 (3) Number of accumulation
      units outstanding at end
      of period................   11,837,175.7    12,374,137.9     8,953,967.1


                                                  SELECT TEN V.I. TRUST****    AIM V.I. CAPITAL APPRECIATION
                                 -----------------------------------------------------------
                                                                               ----------------------------
                                    1/1/01         1/1/00          1/1/99        6/5/98***        1/1/01
                                      TO             TO              TO             TO              TO
                                   12/31/01       12/31/00        12/31/99       12/31/98        12/31/01
                                 ------------   -------------   ------------   -------------   ------------
 (1) Accumulation unit value at
      beginning of period......        $10.67           $9.39         $10.12         $10.00          $16.57
 (2) Accumulation unit value at
      end of period............          ****          $10.67          $9.39         $10.12          $12.54
 (3) Number of accumulation
      units outstanding at end
      of period................           0.0     2,176,124.5    6,451,242.3    2,066,901.2    10.501,783.4

                                                    AIM V.I. CAPITAL APPRECIATION
                                                                                                            AIM V.I. PREMIER EQUITY
                                 ------------------------------------------------------------------------   ------------
                                    1/1/00         1/1/99         1/1/98         1/1/97      12/18/96***       1/1/01
                                      TO             TO             TO             TO             TO             TO
                                   12/31/00       12/31/99       12/31/98       12/31/97       12/31/96       12/31/01
                                 ------------   ------------   ------------   ------------   ------------   ------------
 (1) Accumulation unit value at
      beginning of period......        $18.86         $13.22         $11.23         $10.03        $10.00          $17.65
 (2) Accumulation unit value at
      end of period............        $16.57         $18.86         $13.22         $11.23        $10.03          $15.22
 (3) Number of accumulation
      units outstanding at end
      of period................  12,692,918.0    8,479,385.9    7,273,224.1    9,024,846.3      53,080.9    24,637,001.5


                                                       AIM V.I. PREMIER EQUITY
                                 ------------------------------------------------------------------------
                                    1/1/00         1/1/99         1/1/98         1/1/97      12/18/96***
                                      TO             TO             TO             TO             TO
                                   12/31/00       12/31/99       12/31/98       12/31/97       12/31/96
                                 ------------   ------------   ------------   ------------   ------------
 (1) Accumulation unit value at
      beginning of period......        $20.96         $16.35         $12.52         $10.26         $10.00
 (2) Accumulation unit value at
      end of period............        $17.65         $20.96         $16.35         $12.52         $10.26
 (3) Number of accumulation
      units outstanding at end
      of period................  26,715,565.3   26,006,506.4   18,123,583.9    8,189,098.3       29,828.9


---------------


   * Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the American
      Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value
      VIP Portfolio, which has been renamed the Mercury
      International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund, which has been renamed the Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global
      Bond Focus Fund and its investment objective was changed.
  **  Merrill Lynch Life Insurance Company commenced sales of
      Retirement Plus on February 21, 1992.
 *** Available for allocations of premiums or contract value effective following the close of business.
****  The 1998 Select Ten Trust terminated on April 30, 1999. The
      1999 Select Ten Trust commenced operation on May 1, 1999, at an accumulation unit value of $10.00. The 1999 Select Ten
      Trust terminated on April 30, 2000. The 2000 Select Ten V.I.
      Trust commenced operation on May 1, 2000, at an accumulation unit value of $10.00. The 2000 Select Ten V.I. Trust terminated on April 30, 2001.


                                                                     ALLIANCE PREMIER GROWTH
                                      --------------------------------------------------------------------------------------
                                         1/1/01         1/1/00         1/1/99         1/1/98         1/1/97      12/18/96***
                                           TO             TO             TO             TO             TO            TO
                                        12/31/01       12/31/00       12/31/99       12/31/98       12/31/97      12/31/96
                                      ------------   ------------   ------------   ------------   ------------   -----------
(1)  Accumulation unit value at
       beginning of period..........        $20.72         $25.17         $19.28         $13.21         $10.00       $10.00
(2)  Accumulation unit value at end
       of period....................        $16.92         $20.72         $25.17         $19.28         $13.21       $10.00
(3)  Number of accumulation units
       outstanding at end of
       period.......................  39,464,410.9   43,927,124.9   42,583,927.7   32,445,966.0   17,656,658.9    14,562.50

                                                                   ALLIANCE        AMERICAN
                          ALLIANCE QUASAR                         TECHNOLOGY      CENTURY VP    DAVIS VALUE
     ---------------------------------------------------------   -------------   ------------   ------------
        1/1/01         1/1/00         1/1/99       6/5/98***       5/1/01***      5/1/01***      5/1/01***
          TO             TO             TO             TO             TO              TO             TO
       12/31/01       12/31/00       12/31/99       12/31/98       12/31/01        12/31/01       12/31/01
     ------------   ------------   ------------   ------------   -------------   ------------   ------------
(1)
            $9.17          $9.90          $8.57        $10.00           $10.00        $10.00          $10.00
(2)
            $7.89          $9.17          $9.90         $8.57            $8.09         $8.10           $9.28
(3)
     13,474,323.7   15,221,526.4    7,760,537.8   1,208,208.4      3,408,114.3   4,233,366.1     6,727,793.0


                                                               MERCURY                                   MERRILL LYNCH
                                                            INTERNATIONAL                                  LARGE CAP
                                                             VALUE V.I.*                                  GROWTH V.I.
                                      ---------------------------------------------------------   ---------------------------
                                         1/1/01         1/1/00         1/1/99       6/5/98***        1/1/01         1/1/00
                                           TO             TO             TO             TO             TO             TO
                                        12/31/01       12/31/00       12/31/99       12/31/98       12/31/01       12/31/00
                                      ------------   ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period..........        $11.56         $11.39          $9.49         $10.00          $9.94         $11.98
(2)  Accumulation unit value at end
       of period....................         $9.93         $11.39          $9.49          $8.89          $8.89          $9.94
(3)  Number of accumulation units
       outstanding at end of
       period.......................  27,563,545.4   27,031,930.9   22,677,967.0   28,051,199.1    3,380,676.0    3,371,281.5

      MERRILL LYNCH
        LARGE CAP
       GROWTH V.I.                                      MFS EMERGING GROWTH
      -------------   ----------------------------------------------------------------------------------------
        6/18/99***       1/1/01          1/1/00         1/1/99         1/1/98         1/1/97      12/18/96***
            TO             TO              TO             TO             TO             TO             TO
         12/31/99       12/31/01        12/31/00       12/31/99       12/31/98       12/31/97       12/31/96
       ------------   -------------   ------------   ------------   ------------   ------------   ------------
(1)
            $10.00           $21.65         $27.30         $15.66         $11.83          $9.83         $10.00
(2)
            $11.98           $14.21         $21.65         $27.30         $15.66         $11.83          $9.83
(3)
         982,517.4     17,457,850.7   21,939,638.7   17,748,946.8   13,340,981.2    6,318,571.3      23,931.10




                                                                            MFS RESEARCH
                                      ----------------------------------------------------------------------------------------
                                         1/1/01         1/1/00         1/1/99         1/1/98          1/1/97      12/18/96***
                                           TO             TO             TO             TO              TO             TO
                                        12/31/01       12/31/00       12/31/99       12/31/98        12/31/97       12/31/96
                                      ------------   ------------   ------------   -------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period..........        $16.73         $17.82         $14.56          $11.96         $10.08         $10.00
(2)  Accumulation unit value at end
       of period....................        $12.99         $16.73         $17.82          $14.56         $11.96         $10.08
(3)  Number of accumulation units
       outstanding at end of
       period.......................  18,733,036.0   21,792,941.5   17,139,010.1    14,322,681.4    9,049,568.0      25,095.40


---------------


   * Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the American
      Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value
      VIP Portfolio, which has been renamed the Mercury
      International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund, which has been renamed the Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global
      Bond Focus Fund and its investment objective was changed.
  **  Merrill Lynch Life Insurance Company commenced sales of
      Retirement Plus on February 21, 1992.
 *** Available for allocations of premiums or contract value effective following the close of business.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION

     Principal Underwriter

     Financial Statements

     Administrative Services Arrangements

CALCULATION OF YIELDS AND TOTAL RETURNS

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

                                   APPENDIX A


CALCULATION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT



This description of the Maximum Anniversary Value (MAV) Death Benefit applies to contract owners who elect to change their existing death benefit to the MAV death benefit on their contract anniversary (effective date) following the offering.


       (a) We determine the Maximum Anniversary Value. To determine the Maximum Anniversary Value,

          (i) we calculate an anniversary value for each contract anniversary beginning with the effective date through the earlier of your (or the older owner's, if the Contract has co-owners, or the annuitant's, if the owner is a non-natural person) attained age 80 or the anniversary on or prior to your (or any owner's, if the Contract has co-owners or the annuitant's, if the owner is a non-natural) date of death. An anniversary value is equal to the value of Account A on a contract anniversary, plus premiums allocated to Account A since that contract anniversary minus "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.

          (ii) we compare the anniversary values and select the highest. This amount is the Maximum Anniversary Value. It is also the amount referred to as the "Guaranteed Minimum Death Benefit."

       (b) We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals: the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by an amount equal to (i) divided by (ii) where (i) is the Guaranteed Minimum Death Benefit prior to the transfer or withdrawal and (ii) is the value of Account A prior to the transfer or withdrawal.

The period for which we will calculate the Maximum Anniversary Value is based on your attained age (or the attained age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the effective date. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the attained age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is age 80 or over, we will use the Maximum Anniversary Value as of the contract anniversary on or prior to the ownership change, increased by premiums and decreased by "adjusted withdrawals" and "adjusted transfers" since that contract anniversary.

                                   APPENDIX B


CALCULATION OF THE 5% RISING FLOOR WITH 7TH YEAR ANNIVERSARY STEP-UP FOR CONTRACT FORM ML-VA-001 (EXCEPT CONTRACTS ISSUED IN WASHINGTON)


       (a) We determine premiums compounded at 5%. To do this, we calculate 5% assumed annual interest on premiums you pay into Account A, less transfers to Account B and withdrawals from Account A with interest at 5% annually. Interest accrues until the last day of the 20th contract year.
       (b) We determine the greatest 7th anniversary value. To determine the greatest 7th anniversary value,

           (i) we calculate 5% assumed annual interest on your Account A value at the end of each 7th contract year (i.e., 7, 14, 21, etc.);
           (ii) we calculate 5% assumed annual interest to premiums paid into Account A since the end of each 7th contract year;
          (iii) we calculate 5% assumed annual interest on each "adjusted transfer" to Account B and to each "adjusted withdrawal" from Account A since the end of each 7th contract year;
          (iv) for each 7th contract year, we add (ii) to (i) and subtract (iii) from that amount. Each of these is a 7th anniversary value. We pick the greatest of these 7th anniversary values.

       We determine 7th anniversary values in (b) until the earlier of the last day of the contract year in which you reach attained age 80, or the date of your death. Interest accrues until the earliest of:

          (1) The last day of the 20th contract year;
          (2) The last day of the contract year in which the contract owner attains age 80;
          (3) The date of death of the contract owner.


       (c) Assuming that when we obtained necessary state approval you were not over attained age 80 or your death benefit was not "capped", we determine the attained age 80 anniversary value. To do this, we add the value of Account A on the contract anniversary on which you attain age 80 plus any premiums paid into Account A since that contract anniversary, and subtract any "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.

       (d) We compare the results in (a), (b), and (c). We pick the highest of the three. This amount is referred to as the Guaranteed Minimum Death Benefit.
       (e) We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals:

       - the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by
       - an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal; but not less than one. CURRENTLY WE DO NOT ADJUST WITHDRAWALS OR TRANSFERS.

                                   APPENDIX C


CALCULATION OF THE 5% RISING FLOOR WITH 7TH YEAR ANNIVERSARY STEP-UP FOR CONTRACT FORM ML-VA-002 (EXCEPT CONTRACTS ISSUED IN WASHINGTON)


       (a) We determine premiums compounded at 5%. To do this, we calculate 5% assumed annual interest on premiums you pay into Account A, less transfers to Account B and withdrawals from Account A with assumed interest at 5% annually. (If your Contract was issued after we received state approval for the 7th anniversary value described below, we use "adjusted transfers" and "adjusted withdrawals" in this calculation.)
       (b) We determine the greatest 7th anniversary value. To determine the greatest 7th anniversary value,

           (i) we calculate 5% assumed annual interest on your Account A value at the end of each 7th contract year (i.e., 7, 14, 21, etc.);
           (ii) we calculate 5% assumed annual interest on premiums paid into Account A since the end of each 7th contract year;
          (iii) we calculate 5% assumed annual interest on each "adjusted transfer" to Account B and to each "adjusted withdrawal" from Account A since the end of each 7th contract year;
          (iv) for each 7th contract year, we add (ii) to (i) and subtract (iii) from that amount. Each of these is a 7th anniversary value. We pick the greatest of these 7th anniversary values.


       (We determine 7th anniversary values in (b) until the earlier of the last day of the contract year in which you reach attained age 80, or the date or your death.)



       (c) In all states except Minnesota and Illinois, assuming that when we obtained necessary state approval you were not over attained age 80 or your death benefit was not "capped", we determine the attained age 80 anniversary value. To do this, we add the value of Account A on the contract anniversary on which you attain age 80 plus any premiums paid into Account A since that contract anniversary, and subtract any "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.

       (d) We compare the results in (a), (b), and (c). We pick the highest of the three. This amount is referred to as the Guaranteed Minimum Death Benefit.
       (e) We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals:

       - the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by
       - an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal; but not less than one. CURRENTLY WE DO NOT ADJUST WITHDRAWALS OR TRANSFERS.

There are limits on the period during which the assumed 5% interest will accrue for purposes of calculating the 5% Rising Floor with 7th Anniversary Step-Up. Interest accrues until the earliest of:

       (1) The last day of the 20th contract year;
       (2) The last day of the contract year in which the contract owner attains age 80;
       (3) The date of death of the contract owner.

                                   APPENDIX D

CALCULATION OF THE 5% RISING FLOOR (FOR CONTRACTS ISSUED IN THE STATE OF WASHINGTON ON CONTRACT FORMS ML-VA-001 AND ML-VA-002)

       (a) We credit 5% assumed annual interest on premiums you pay into Account A.

       (b) We credit 5% assumed annual interest on any transfers to Account B and any withdrawals from Account A.

       (c) We subtract (b) from (a). This amount is referred to as your Guaranteed Minimum Death Benefit.

       (d) We add the value of Account B to the amount in (c).

       (e) We compare the result in (d) to your contract value. The death benefit is the higher of the two.

There are limits on the period during which the 5% interest will accrue for purposes of calculating the 5% Rising Floor. Interest accrues until the earliest of:

       (1) The last day of the 20th contract year;

       (2) The last day of the contract year in which the contract owner attains age 80;

       (3) The date of death of the contract owner.

If your Contract was issued on Contract Form ML-VA-001, interest accrues until the last day of the 20th contract year.

                                   APPENDIX E

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE 5% RISING FLOOR WITH 7TH YEAR ANNIVERSARY STEP-UP DEATH BENEFIT. THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF FEES AND CHARGES.


FACTS: Assume a 68 year-old person purchases a Contract on June 1, 2002 with the 5% Rising Floor with 7th Year Anniversary Step-Up Death Benefit and makes an initial payment of $100,000, which is allocated completely to Account A. During his or her life, the contract owner makes no withdrawals, transfers, or additional premium payments. The following chart, which is discussed in more detail below, depicts the potential Death Benefit at certain points over the life of the contract owner.



                                                                                             (CV)
                                                                         --------------------------

                                                                           TRANSACTIONS
                                                                         ----------------  CONTRACT
   DATE                                                                   PREM.   WITHDR.   VALUE
 --------------------------------------------------------------------------------------------------
 6/1/02    THE CONTRACT IS ISSUED                                        100,000            100,000
           CV = $100,000, X = $100,000, Y = $0 (because the contract
           has not yet reached a seventh anniversary), and Z = $0
           (because the contract owner has not attained age 80)
           DB = $100,000
 6/1/03    FIRST CONTRACT ANNIVERSARY                                                       104,000
           Assume contract value increased $4,000 due to positive
           investment performance
           CV = $104,000, X = $105,000 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for one year), Y = $0 (because the contract has not yet reached a
           seventh anniversary), and Z = $0 (because the contract owner has not attained age 80)
           DB = greatest ($104,000, $105,000, $0, $0) = $105,000
 6/1/04    SECOND CONTRACT ANNIVERSARY                                                      120,000
           Assume contract value increased $16,000 due to positive
           investment performance
           CV = $120,000, X = $110,250 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for two years), Y = $0 (because the contract has not yet reached a seventh anniversary), and Z = $0 (because the contract owner has not attained age 80)
           DB = greatest ($120,000, $110,250, $0, $0) = $120,000
 6/1/09    SEVENTH CONTRACT ANNIVERSARY                                                     160,000
           Assume contract value increased $40,000 due to positive
           investment performance
           CV = $160,000, X = $140,710 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for
           seven years), Y = $160,000 (the value of Account A on the
           Seventh Anniversary), and Z = $0 (because the contract owner has not attained age 80)
           DB = greatest ($160,000, $140,710, $160,000, $0) = $160,000
 6/1/10    EIGHTH CONTRACT ANNIVERSARY                                                      130,000
           Assume contract value decreased $30,000 due to negative
           investment performance
           CV = $130,000, X = $147,746 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for
           eight years), Y = $168,000 (the contract value on the
           seventh anniversary at an interest rate compounded daily to yield 5% annually for one year), and Z = $0 (because the
           contract owner has not attained age 80)
           DB = greatest ($130,000, $147,746, $168,000, $0) = $168,000
 6/1/14    TWELFTH CONTRACT ANNIVERSARY                                                     210,000
           Assume contract value increased $80,000 due to positive
           investment performance
           CV = $210,000, X = $179,586 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for
           seven years), Y = $204,205 (the contract value on the
           seventh anniversary at an interest rate compounded daily to yield 5% annually for five years), and Z = $210,000 (the
           value of Account A on the anniversary the owner attains age
           80)
           DB = greatest ($210,000, $179,586, $204,205, $210,000) =
           $210,000
 --------------------------------------------------------------------------------------------------

                         (GMDB)
            GUARANTEED MINIMUM DEATH BENEFIT
                (GREATEST OF X, Y, OR Z)
           ----------------------------------
              (X)        (Y)         (Z)                   (DB)
           -----------------------------------------------------------------
                                   ATTAINED
                      GREATEST      AGE 80
           PREMIUMS      7TH     ANNIVERSARY               DEATH
   DATE      AT 5%     ANNIV.       VALUE                 BENEFIT
 --------------------------------------------------------------------------------------------------
 6/1/02      100,000          0            0   100,000 Greater of CV or GMDB
 6/1/03      105,000          0            0   105,000 Greater of CV or GMDB
 6/1/04      110,250          0            0   120,000 Greater of CV or GMDB
 6/1/09      140,710    160,000            0   160,000 Greater of CV or GMDB
 6/1/10      147,746    168,000            0   168,000 Greater of CV or GMDB
 6/1/14      179,586    204,205      210,000   210,000 Greater of CV or GMDB
 --------------------------------------------------------------------------------------------------


FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE 5% RISING FLOOR WITH 7TH ANNIVERSARY STEP-UP, SEE "DEATH BENEFIT."

                                   APPENDIX F

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT. THE INVESTMENT RETURNS ASSUMED ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF FEES AND CHARGES.


FACTS: Assume that you are under age 78 at issue and elected the Maximum Anniversary Value death benefit. You pay an initial premium of $100,000 on June 1, 2002 and a subsequent premium of $10,000 on December 1, 2003, which are allocated completely to Account A. You also make a withdrawal of $50,000 on January 1, 2004. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and resulting hypothetical maximum anniversary values ("MAV") are illustrated below.


                                                                                              (A)         (B)        (C)
                                                                         --------------------------------------------------
                                                                           TRANSACTIONS      PREMS
                                                                         ----------------  LESS ADJ.  MAX ANNIV.   CONTRACT
   DATE                                                                   PREM.   WITHDR.  WITHDRS.   VALUE (MAV)   VALUE
 --------------------------------------------------------------------------------------------------------------------------
 6/1/02    THE CONTRACT IS ISSUED                                        100,000             100,000            0   100,000
           MAV is $0 until first contract anniversary
 6/1/03    FIRST CONTRACT ANNIVERSARY                                                        100,000      110,000   110,000
           Assume contract value increased $10,000 due to positive
           investment performance
           Anniversary value for 6/1/2003 = Contract value on 6/1/2003
           = $110,000
           MAV = greatest of anniversary values = $110,000
 12/1/03   OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                       10,000             110,000      120,000   114,000
           Assume contract value decreased $6,000 due to negative
           investment performance
           Anniversary value for 6/1/2003 = contract value on 6/1/2003
           + premiums added since that
           anniversary = $110,000 + $10,000 = $120,000
           MAV = greatest of anniversary values = $120,000
 1/1/04    OWNER TAKES A $50,000 WITHDRAWAL                                        50,000     50,000       60,000    50,000
           Assume contract value decreased $14,000 due to negative
           investment performance
           Anniversary value for 6/1/2003 = contract value on 6/1/2003
           + premiums added - adjusted
           withdrawals since that anniversary = $110,000 + $10,000 -
           $60,000 = $60,000
           Adjusted withdrawal = withdrawal X maximum (MAV, prems -
           adj. withdrs.)
           Contract value
           = $50,000 X maximum (120,000 , 110,000 )/100,000
           = $50,000 X 120,000/100,000 = $60,000
           (Note: All values are determined immediately prior to the
           withdrawal)
           MAV = greatest of anniversary values = $60,000
 6/1/04    SECOND CONTRACT ANNIVERSARY                                                        50,000       60,000    55,000
           Assume contract value increased $5,000 due to positive
           investment performance
           Anniversary value for 6/1/2003 = $60,000
           Anniversary value for 6/1/2004 = contract value on 6/1/2004
           = $55,000
           MAV = greatest of anniversary values = maximum ($60,000,
           $55,000) = $60,000
 6/1/05    THIRD CONTRACT ANNIVERSARY                                                         50,000       65,000    65,000
           Assume contract value increased $10,000 due to positive
           investment performance
           Anniversary value for 6/1/2003 = $60,000
           Anniversary value for 6/1/2004 = contract value on 6/1/2004
           = $55,000
           Anniversary value for 6/1/2005 = contract value on 6/1/2005
           = $65,000
           MAV = greatest of anniversary values maximum ($60,000,
           $55,000, $65,000) = $65,000
 --------------------------------------------------------------------------------------------------------------------------


           --------------------------------

   DATE             DEATH BENEFIT
 --------------------------------------------------------------------------------------------------------------------------
 6/1/02    100,000 maximum of (A), (B), (C)
 6/1/03    110,000 maximum of (A), (B), (C)
 12/1/03   120,000 maximum of (A), (B), (C)
 1/1/04    60,000 maximum of (A), (B), (C)
 6/1/04    60,000 maximum of (A), (B), (C)
 6/1/05    65,000 maximum of (A), (B), (C)
 --------------------------------------------------------------------------------------------------------------------------


FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, SEE "DEATH BENEFIT."

                                   APPENDIX G

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE ESTATE ENHANCER BENEFIT. THE INVESTMENT RETURNS ASSUMED ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE ASSUMES NO WITHDRAWALS AND DOES NOT REFLECT THE DEDUCTION OF ANY FEES AND CHARGES.


FACTS: Assume that a couple (ages 60 and 55) purchase a Contract on June 1, 2002 with the Estate Enhancer benefit, and makes an initial premium payment of $100,000. The Contract value on the death of the first to die is $300,000. The following chart depicts the potential Estate Enhancer benefit at the death of the contract owner.


--------------------------------------------------------------------------
Net Premiums                                                  $100,000
--------------------------------------------------------------------------
Contract Value                                                 300,000
--------------------------------------------------------------------------
Estate Enhancer Gain                                           200,000
--------------------------------------------------------------------------
Estate Enhancer benefit                                         45,000*
Lesser of 45% of Estate Enhancer Gain ($90,000)
or 45% of Net Premiums ($45,000)
--------------------------------------------------------------------------

     * Assuming the contract value is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals
       $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the couple had been ages 70 and 55, the percentage used in the above calculations would have been 30% since the oldest owner at issue was over age 69 and the Estate Enhancer benefit would have been $30,000.

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE ESTATE ENHANCER BENEFIT, SEE "DEATH BENEFIT."

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2002


             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

                                      AND

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                 ALSO KNOWN AS

                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY


                    Home Office: Little Rock, Arkansas 72201
                        Service Center: P.O. Box 44222,
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East,
                          Jacksonville, Florida 32246
                             Phone: (800) 535-5549


                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.


This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 2002, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

OTHER INFORMATION...........................................       3
Principal Underwriter.......................................       3
Financial Statements........................................       3
Administrative Services Arrangements........................       3
CALCULATION OF YIELDS AND TOTAL RETURNS.....................       3
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT A........................................     S-1
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT B........................................     S-1
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE
  COMPANY...................................................     G-1

                               OTHER INFORMATION

PRINCIPAL UNDERWRITER


Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of Merrill Lynch Life, performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of Merrill Lynch Life Variable Annuity Separate Account A and Merrill Lynch Life Variable Annuity Separate Account B (the "Accounts") under the Investment Company Act of 1940. The offering is continuous. For the years ended December 31, 2001, 2000, and 1999, Merrill Lynch, Pierce, Fenner & Smith Incorporated received $21.3 million, $55.3 million, and $58.1 million, respectively, in connection with the sale of the Contracts.


FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2001, 2000, and 1999, Merrill Lynch Life paid administrative services fees of $50.6 million, $47.7 million, and $43.4 million, respectively.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS


From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Domestic Money Market V.I. Subaccount of Account A and the Reserve Assets V.I. Subaccount of Account B for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by:
(a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge in the case of the Domestic Money Market V.I. Subaccount; and (3) the annual contract maintenance charge. For purposes of calculating current yields for a

Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF  =    the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.
ES   =    per unit expenses for the hypothetical account for the 7-day period.
UV   =    the unit value on the first day of the 7-day period.


The current yield for the Domestic Money Market V.I. Subaccount for the 7-day period ended December 31, 2001 was 0.38%. The current yield for the Reserve Assets V.I. Subaccount for the 7-day period ended December 31, 2001 was 1.00%.



Merrill Lynch Life also may quote the effective yield of the Domestic Money Market V.I. Subaccount or the Reserve Assets V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) = 1

Where:

NCF  =    the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.
ES   =    per unit expenses of the hypothetical account for the 7-day period.
UV   =    the unit value for the first day of the 7-day period.


The effective yield for the Domestic Money Market V.I. Subaccount for the 7-day period ended December 31, 2001 was 0.49%. The effective yield for the Reserve Assets V.I. Subaccount for the 7-day period ended December 31, 2001 was 1.12%.



Because of the charges and deductions imposed under the Contract, the yield for the Domestic Money Market V.I. Subaccount and the Reserve Assets V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.



The yields on amounts held in the Domestic Money Market V.I. Subaccount or the Reserve Assets V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for those subaccounts is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Domestic Money Market V.I. Subaccount and Reserve Assets V.I. Subaccount may also be presented for periods other than a 7-day period.


OTHER SUBACCOUNT YIELDS


From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Domestic Money Market V.I. Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing for the period; by

(2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period, as described below. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI   =    net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.
ES   =    expenses of the subaccount for the 30-day or one-month
          period.
U    =    the average number of units outstanding.
UV   =    the unit value at the close of the last day in the 30-day or one-month period.


Currently, Merrill Lynch Life may quote yields on bond subaccounts within Account A. The yield for those subaccounts for the 30-day period ended December 31, 2001 was:



                     NAME OF SUBACCOUNT                       YIELD
                     ------------------                       -----
Core Bond V.I.                                                 3.37%
High Current Income V.I.                                      10.45%
Government Bond V.I.                                           3.13%


Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.


Yield calculations do not take into account the declining contingent deferred sales charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the "free withdrawal amount" each year.

TOTAL RETURNS


From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. For the year ended December 31, 2001, returns were:



                                                                            SINCE
         NAME OF SUBACCOUNT (INCEPTION DATE)            1 YEAR   5 YEAR   INCEPTION
         -----------------------------------            ------   ------   ---------
ML American Balanced V.I.* (2/21/92)..................  -14.42%    3.62%     5.92%
ML Basic Value V.I. (7/1/93)..........................   -3.75%   11.41%    12.94%
ML Core Bond V.I. (2/21/92)...........................   -1.52%    4.04%     5.30%
ML Developing Capital Markets V.I. (5/16/94)**........   -6.30%   -6.46%    -4.00%
ML Domestic Money Market V.I. (2/21/92)...............   -4.07%    3.01%     3.18%
ML Focus Twenty V.I. (7/10/00)........................  -71.11%     N/A    -64.28%
ML Fundamental Growth V.I. (4/3/00)...................  -24.25%     N/A    -18.37%
ML Global Allocation V.I. (2/21/92)...................  -15.77%    1.98%     5.00%
ML Global Growth V.I. (6/5/98)........................  -28.76%     N/A     -2.95%
ML Government Bond V.I. (5/16/94).....................   -1.20%    4.74%     5.38%
ML High Current Income V.I. (2/21/92).................   -3.97%   -0.07%     4.72%
ML Index 500 V.I. (12/18/96)..........................  -18.90%    8.27%     8.60%
ML Large Cap Core V.I. (2/21/92)......................  -14.42%    7.40%     8.92%
ML Large Cap Value V.I. (5/1/01)......................     N/A      N/A     -7.95%
ML Reserve Assets V.I. Fund (2/21/92).................    3.02%    4.17%     3.76%
ML Small Cap Value V.I. (2/21/92).....................   21.00%   13.84%    11.54%
ML Utilities and Telecommunications V.I.* (7/1/93)....  -20.49%    6.01%     7.05%
AIM V.I. Capital Appreciation (12/18/96)..............  -28.98%    3.97%     4.14%
AIM V.I. Premier Equity (12/18/96)....................  -19.16%    7.66%     8.28%
Alliance Premier Growth (12/18/96)....................  -23.42%   10.58%    10.61%
Alliance Quasar (6/5/98)..............................  -19.34%     N/A     -7.44%
Alliance Technology (5/1/01)..........................     N/A      N/A    -24.13%
American Century VP International Portfolio
  (5/1/01)............................................     N/A      N/A    -24.02%
Davis Value Portfolio (4/3/00)........................  -17.17%     N/A    -11.24%
Mercury International Value V.I. (6/10/98)............  -19.47%     N/A     -1.32%
Merrill Lynch Large Cap Growth V.I. (6/18/99).........  -16.19%     N/A     -6.33%
MFS Emerging Growth (12/18/96)........................  -38.34%    7.07%     6.79%
MFS Research (12/18/96)...............................  -27.12%    4.61%     4.89%


Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.
---------------
* This subaccount was closed to allocations of premiums or contract value following the close of business on December 6, 1996.


** This subaccount was closed to allocations of premiums or contract value following the close of business on April 27, 2001.


Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds commenced operations as indicated below:


                            FUND                              COMMENCED OPERATIONS
                            ----                              --------------------
ML American Balanced V.I. Fund*.............................  June 1, 1988
ML Basic Value V.I. Fund....................................  July 1, 1993
ML Core Bond V.I. Fund......................................  April 29, 1982
ML Developing Capital Markets V.I. Fund**...................  May 16, 1994
ML Domestic Money Market V.I. Fund..........................  February 21, 1992
ML Focus Twenty V.I. Fund...................................  July 10, 2000
ML Fundamental Growth V.I. Fund.............................  April 3, 2000
ML Global Allocation V.I. Fund..............................  February 21, 1992
ML Global Growth V.I. Fund..................................  June 5, 1998
ML Government Bond V.I. Fund................................  May 16, 1994
ML High Current Income V.I. Fund............................  April 29, 1982
ML Index 500 V.I. Fund......................................  December 13, 1996
ML Large Cap Core V.I. Fund.................................  April 29, 1982
ML Large Cap Value V.I. Fund................................  May 1, 2001
ML Reserve Assets V.I. Fund.................................  November 23, 1981
ML Small Cap Value V.I. Fund................................  April 29, 1982
ML Utilities and Telecommunications V.I. Fund*..............  July 1, 1993
AIM V.I. Capital Appreciation Fund..........................  May 5, 1993
AIM V.I. Premier Equity Fund................................  May 5, 1993
Alliance Premier Growth Portfolio...........................  June 26, 1992
Alliance Quasar Portfolio...................................  September 17, 1990
Alliance Technology Portfolio...............................  January 11, 1996
American Century VP International Portfolio.................  May 1, 1994
Davis Value Portfolio.......................................  July 1, 1999
Mercury International Value V.I. Fund.......................  June 10, 1998
Merrill Lynch Large Cap Growth V.I..........................  April 30, 1999
MFS Emerging Growth Series..................................  July 24, 1995
MFS Research Series.........................................  July 26, 1995


Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) + 1

Where:

TR   =    the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge,
          administration charge, if applicable, and contract
          maintenance charge).
ERV  =    the ending redeemable value (net of any applicable
          contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of
          $1,000.
P    =    a hypothetical initial payment of $1,000.
N    =    the number of years in the period.

---------------
* The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.


** The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on April 27, 2001.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.


For the year ended December 31, 2001, returns not reflecting any contingent deferred sales charge were:



                                                                                  SINCE
            NAME OF SUBACCOUNT (INCEPTION DATE)               1 YEAR   5 YEAR   INCEPTION
            -----------------------------------               ------   ------   ---------
ML American Balanced V.I.* (2/21/92)........................   -8.73%    4.13%     5.92%
ML Basic Value V.I. (7/1/93)................................    2.75%   11.80%    12.94%
ML Core Bond V.I. (2/21/92).................................    5.14%    4.55%     5.30%
ML Developing Capital Markets V.I. (5/16/94)**..............    0.00%   -5.97%    -4.00%
ML Domestic Money Market V.I. (2/21/92).....................    2.40%    3.54%     3.18%
ML Focus Twenty V.I. (7/10/00)..............................  -69.69%     N/A    -63.45%
ML Fundamental Growth V.I. (4/3/00).........................  -19.30%     N/A    -15.84%
ML Global Allocation V.I. (2/21/92).........................  -10.18%    2.53%     5.00%
ML Global Growth V.I. (6/5/98)..............................  -24.15%     N/A     -1.96%
ML Government Bond V.I. (5/16/94)...........................    5.48%    5.24%     5.38%
ML High Current Income V.I. (2/21/92).......................    2.51%    0.48%     4.72%
ML Index 500 V.I. (12/18/96)................................  -13.55%    8.71%     8.88%
ML Large Cap Core V.I. (2/21/92)............................   -8.73%    7.85%     8.92%
ML Large Cap Value V.I. (5/1/01)............................     N/A      N/A     -1.78%
ML Reserve Assets V.I. (2/21/92)............................    3.02%    4.17%     3.76%
ML Small Cap V.I. (2/21/92).................................   28.00%   14.20%    11.54%
ML Utilities and Telecommunications V.I.* (7/1/93)..........  -15.26%    6.48%     7.05%
AIM V.I. Capital Appreciation (12/18/96)....................  -24.39%    4.48%     4.48%
AIM V.I. Premier Equity (12/18/96)..........................  -13.83%    8.11%     8.57%
Alliance Premier Growth (12/18/96)..........................  -18.41%   10.98%    10.87%
Alliance Quasar (6/5/98)....................................  -14.02%     N/A     -6.51%
Alliance Technology (5/1/01)................................     N/A      N/A    -19.18%
American Century VP International (5/1/01)..................     N/A      N/A    -19.06%
Davis Value Portfolio (4/3/00)..............................  -11.69%     N/A     -8.42%
Mercury International Value V.I. (6/10/98)..................  -14.17%     N/A     -0.30%
Merrill Lynch Large Cap Growth V.I. (6/18/99)...............  -10.64%     N/A     -4.64%
MFS Emerging Growth (12/18/98)..............................  -34.45%    7.52%     7.09%
MFS Research (12/18/96).....................................  -22.39%    5.11%     5.21%



From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Domestic Money Market V.I. Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Domestic Money Market V.I. Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Domestic Money Market V.I. Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.
---------------
* This subaccount was closed to allocations of premiums or contract value following the close of business on December 6, 1996.


** This subaccount was closed to allocations of premiums or contract value following the close of business on April 27, 2001.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of each of the divisions of Merrill Lynch Life Variable Annuity Separate Account A, comprised of divisions investing in the Domestic Money Market Fund, Core Bond Focus Fund (formerly Prime Bond Fund), High Current Income Fund, Large Cap Core Focus Fund (formerly Quality Equity Fund), Small Cap Value Focus Fund, American Balanced Fund, Natural Resources Focus Fund, Global Allocations Focus Fund (formerly Global Strategy Focus Fund), Utilities and Telecommunications Focus Fund, International Equity Focus Fund, Global Bond Focus Fund, Basic Value Focus Fund, Government Bond Fund, Developing Capital Markets Focus Fund, Index 500 Fund, Global Growth Focus Fund, Balanced Capital Focus Fund, Focus Twenty Select Fund (commencement of operations July 10, 2000), Large Cap Value Focus Fund (commencement of operations May 1, 2001), Fundamental Growth Focus Fund (commencement of operations April 3, 2000),
Mercury  HW  International Value VIP  Portfolio,  Large  Cap
Growth  Focus  Fund (formerly Mercury V.I.  U.S.  Large  Cap
Fund) (commencement of operations June 18, 1999), 2000 ML Select Ten V.I. Trust (commencement of operations May 1, 2000 ended on April 30, 2001), 1999 ML Select Ten V.I. Trust (commencement of operations April 29, 1999 ended on May 1,
2000), Quasar Portfolio, Premier Growth Portfolio, Growth and Income Portfolio, Technology Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Investor Trust Series (formerly MFS Growth With Income Series), AIM V.I.
Value Fund AIM V.I. Capital Appreciation Fund, AIM V.I. International Equity Fund, Davis Value Portfolio, Trend Series, Total Return Bond Portfolio, Small Cap Value Portfolio, Emerging Growth Portfolio and VP International
Fund (collectively, the "Divisions") as of December 31, 2001 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2001. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2001, the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
New York, New York

March 1, 2002

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market               Focus                Income
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Domestic Money Market Fund, 522,118 shares
      (Cost $522,118)                                               $           522,118  $                    $
    Core Bond Focus Fund, 50,091 shares
      (Cost $585,357)                                                                                580,556
    High Current Income Fund, 43,046 shares
      (Cost $437,125)                                                                                                     324,139
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           522,118  $           580,556  $           324,139
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           522,118  $           580,556  $           324,139
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           522,118  $           580,556  $           324,139
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Large              Small Cap
                                                                           Cap Core              Value               American
                                                                            Focus                Focus               Balanced
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Core Focus Fund, 21,831 shares
      (Cost $669,987)                                               $           513,463  $                    $
    Small Cap Value Focus Fund, 24,789 shares
      (Cost $541,331)                                                                                621,461
    American Balanced Fund, 10,081 shares
      (Cost $135,852)                                                                                                     113,608
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           513,463  $           621,461  $           113,608
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           513,463  $           621,461  $           113,608
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           513,463  $           621,461  $           113,608
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Natural               Global            Utilities &
                                                                          Resources            Allocation            Telecom
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Natural Resources Focus Fund, 871 shares
      (Cost $9,167)                                                 $            10,170  $                    $
    Global Allocation Focus Fund, 38,583 shares
      (Cost $483,268)                                                                                375,795
    Utilities & Telecom Focus Fund, 7,046 shares
      (Cost $84,596)                                                                                                       58,127
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            10,170  $           375,795  $            58,127
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            10,170  $           375,795  $            58,127
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            10,170  $           375,795  $            58,127
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Global               Basic
                                                                             Bond                Value              Government
                                                                            Focus                Focus                 Bond
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Global Bond Focus Fund, 3,064 shares
      (Cost $28,393)                                                $            23,623  $                    $
    Basic Value Focus Fund, 72,993 shares
      (Cost $994,562)                                                                                983,212
    Government Bond Fund, 40,980 shares
      (Cost $436,455)                                                                                                     437,252
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            23,623  $           983,212  $           437,252
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            23,623  $           983,212  $           437,252
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            23,623  $           983,212  $           437,252
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                          Developing                                  Global
                                                                       Capital Markets           Index                Growth
                                                                            Focus                 500                 Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Developing Capital Markets Focus Fund, 3,324 shares
      (Cost $29,993)                                                $            24,464  $                    $
    Index 500 Fund, 25,540 shares
      (Cost $407,386)                                                                                372,452
    Global Growth Focus Fund, 12,003 shares
      (Cost $165,955)                                                                                                     106,948
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            24,464  $           372,452  $           106,948
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            24,464  $           372,452  $           106,948
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            24,464  $           372,452  $           106,948
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Focus              Large Cap           Fundamental
                                                                            Twenty               Value                Growth
                                                                            Select               Focus                Focus
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Focus Twenty Select Fund, 4,060 shares
      (Cost $20,639)                                                $             9,377  $                    $
    Large Cap Value Focus Fund, 1,306 shares
      (Cost $13,218)                                                                                  13,401
    Fundamental Growth Focus Fund, 19,347 shares
      (Cost $154,072)                                                                                                     145,875
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             9,377  $            13,401  $           145,875
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             9,146  $            12,371  $           145,115
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                      231                1,030                  760
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $             9,377  $            13,401  $           145,875
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                          Mercury HW           Large Cap
                                                                        International            Growth
                                                                          Value VIP              Focus                Quasar
                                                                          Portfolio               Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Mercury HW Variable Trust (Note 1):
    Mercury HW International Value VIP Portfolio, 30,718 shares
      (Cost $330,410)                                               $           297,657  $                    $

  Investments In Mercury V.I. Funds, Inc (Note 1:)
    Large Cap Growth Focus Fund, 3,843 shares
      (Cost $41,755)                                                                                  34,660

  Investments in Alliance Variable Products Series Fund, Inc. (Note 1):
    Quasar Portfolio, 10,623 shares
      (Cost $127,951)                                                                                                     106,333
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           297,657  $            34,660  $           106,333
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           297,657  $            30,051  $           106,333
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                4,609                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           297,657  $            34,660  $           106,333
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================

                                                                           Premier              Growth &
                                                                            Growth               Income             Technology
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Alliance Variable Products Series Fund, Inc. (cont.) (Note 1):
    Premier Growth Portfolio, 28,366 shares
      (Cost $854,495)                                               $           713,687  $                    $
    Growth & Income Portfolio, 3,063 shares
      (Cost $68,397)                                                                                  67,866
    Technology Portfolio, 1,599 shares
      (Cost $26,897)                                                                                                       27,573
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           713,687               67,866  $            27,573
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           713,687  $            67,866  $            27,573
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           713,687  $            67,866  $            27,573
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                             MFS                                       MFS
                                                                           Emerging               MFS               Investors
                                                                            Growth              Research              Trust
                                                                            Series               Series               Series
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Alliance Variable Products Series Fund, Inc. (cont.) (Note 1):
    MFS Emerging Growth Series, 15,030 shares
      (Cost $376,247)                                               $           270,236  $                    $
    MFS Research Series, 16,999 shares
      (Cost $329,845)                                                                                243,427
    MFS Investors Trust  Series, 817 shares
      (Cost $14,534)                                                                                                       13,999
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           270,236  $           243,427  $            13,999
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           270,236  $           243,427  $            13,999
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           270,236  $           243,427  $            13,999
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                AIM V.I.             AIM V.I.
                                                                           AIM V.I.             Capital           International
                                                                            Value             Appreciation            Equity
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AIM Variable Insurance Funds, Inc. (Note 1):
    AIM V.I. Value Fund, 17,213 shares
      (Cost $464,800)                                               $           401,919  $                    $
    AIM V.I. Capital Appreciation Fund, 6,065 shares
      (Cost $179,941)                                                                                131,727
    AIM V.I. International Equity Fund, 1,408 shares
      (Cost $21,148)                                                                                                       20,994
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           401,919  $           131,727  $            20,994
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           401,919  $           131,727  $            20,994
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           401,919  $           131,727  $            20,994
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                 Total
                                                                            Davis                Return             Small Cap
                                                                            Value                 Bond                Value
                                                                           Portfolio            Portfolio           Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in Davis Variable Account Fund, Inc. (Note 1):
    Davis Value Portfolio, 12,412 shares
      (Cost $125,668)                                               $           122,509  $                    $

  Investment in PIMCO Variable Insurance Trust (Note 1):
    Total Return Bond Portfolio, 12,294 shares
      (Cost $122,095)                                                                                121,586

  Investment in Seligman Portfolios, Inc. (Note 1):
    Small-Cap Value Portfolio, 5,499 shares
      (Cost $62,027)                                                                                                       71,707
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           122,509  $           121,586  $            71,707
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           122,509  $           121,586  $            71,707
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           122,509  $           121,586  $            71,707
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================

                                                                                                Emerging                VP
                                                                            Trend                Growth           International
                                                                            Series             Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investment in Delaware Group Premium Fund (Note 1):
    Trend Series, 580 shares
      (Cost $11,930)                                                $            14,643  $                    $

  Investment in Van Kampen Life Investment Trust (Note 1):
    Emerging Growth Portfolio, 1,007 shares
      (Cost $31,065)                                                                                  28,549

  Investment in American Century Variable Portfolios, Inc. (Note 1):
    VP International Fund, 5,205 shares
      (Cost $33,710)                                                                                                       34,301
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            14,643  $            28,549  $            34,301
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            14,643  $            28,549  $            34,301
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            14,643  $            28,549  $            34,301
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market               Focus                Income
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            17,882  $            25,783  $            39,195
 Asset-Based Insurance Charges (Note 3)                                          (6,817)              (6,301)              (4,964)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   11,065               19,482               34,231
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  146              (26,298)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                4,052                1,850
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                4,198              (24,448)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       11,065               23,680                9,783
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                       1,007,846                3,640                2,321
 Contract Owner Withdrawals                                                    (188,172)             (54,666)             (37,245)
 Net Transfers In (Out) (Note 4)                                               (727,793)             157,202              (13,138)
 Contract Maintenance Charges (Note 3)                                              (65)                (100)                (100)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          91,816              106,076              (48,162)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         102,881              129,756              (38,379)
Net Assets, Beginning of Period                                                 419,237              450,800              362,518
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           522,118  $           580,556  $           324,139
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                          Large Cap            Small Cap
                                                                             Core                Value               American
                                                                            Focus                Focus               Balanced
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             4,319  $            42,737  $             2,927
 Asset-Based Insurance Charges (Note 3)                                          (7,537)              (7,780)              (1,576)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (3,218)              34,957                1,351
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (22,947)              (3,461)              (5,961)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (31,355)             110,219               (6,124)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (54,302)             106,758              (12,085)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (57,520)             141,715              (10,734)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           3,020                3,755                    0
 Contract Owner Withdrawals                                                     (63,698)             (54,272)             (15,304)
 Net Transfers In (Out) (Note 4)                                                (27,650)              20,879               24,363
 Contract Maintenance Charges (Note 3)                                             (162)                (132)                 (39)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (88,490)             (29,770)               9,020
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (146,010)             111,945               (1,714)
Net Assets, Beginning of Period                                                 659,473              509,516              115,322
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           513,463  $           621,461  $           113,608
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Natural               Global            Utilities &
                                                                          Resources            Allocation            Telecom
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                21  $             5,667  $             4,683
 Asset-Based Insurance Charges (Note 3)                                            (164)              (5,556)                (968)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (143)                 111                3,715
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (114)             (16,687)                (716)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,408)             (31,296)             (14,726)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (1,522)             (47,983)             (15,442)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (1,665)             (47,872)             (11,727)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                2,818                    0
 Contract Owner Withdrawals                                                      (1,818)             (48,916)             (10,811)
 Net Transfers In (Out) (Note 4)                                                   (997)             (19,002)              (5,896)
 Contract Maintenance Charges (Note 3)                                               (4)                (153)                 (21)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,819)             (65,253)             (16,728)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (4,484)            (113,125)             (28,455)
Net Assets, Beginning of Period                                                  14,654              488,920               86,582
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            10,170  $           375,795  $            58,127
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                        International            Global               Basic
                                                                            Equity                Bond                Value
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             1,461  $               933  $            57,520
 Asset-Based Insurance Charges (Note 3)                                            (428)                (366)             (12,818)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    1,033                  567               44,702
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (11,226)              (1,452)                 135
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    571                 (376)             (16,443)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (10,655)              (1,828)             (16,308)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (9,622)              (1,261)              28,394
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                9,100
 Contract Owner Withdrawals                                                      (3,224)              (3,622)             (80,632)
 Net Transfers In (Out) (Note 4)                                                (94,474)              (2,297)             129,816
 Contract Maintenance Charges (Note 3)                                              (12)                  (9)                (224)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (97,710)              (5,928)              58,060
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (107,332)              (7,189)              86,454
Net Assets, Beginning of Period                                                 107,332               30,812              896,758
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $            23,623  $           983,212
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                               Developing
                                                                          Government        Capital Markets           Index
                                                                             Bond                Focus                 500
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            20,034  $               242  $             3,596
 Asset-Based Insurance Charges (Note 3)                                          (4,979)                (378)              (5,231)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   15,055                 (136)              (1,635)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,240               (1,402)               4,635
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,292                1,284              (61,179)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  3,532                 (118)             (56,544)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       18,587                 (254)             (58,179)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           4,647                   58                4,581
 Contract Owner Withdrawals                                                     (36,294)              (2,623)             (27,500)
 Net Transfers In (Out) (Note 4)                                                142,184               (6,097)              31,163
 Contract Maintenance Charges (Note 3)                                              (55)                 (11)                (111)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         110,482               (8,673)               8,133
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         129,069               (8,927)             (50,046)
Net Assets, Beginning of Period                                                 308,183               33,391              422,498
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           437,252  $            24,464  $           372,452
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Global              Balanced              Focus
                                                                            Growth              Capital               Twenty
                                                                            Focus                Focus                Select
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             1,131  $               268  $                 0
 Asset-Based Insurance Charges (Note 3)                                          (2,657)                (145)                (451)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (1,526)                 123                 (451)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (19,061)                 782              (45,160)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (39,015)              (2,174)                  26
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (58,076)              (1,392)             (45,134)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (59,602)              (1,269)             (45,585)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,692                  441                1,253
 Contract Owner Withdrawals                                                     (14,462)                (911)              (2,459)
 Net Transfers In (Out) (Note 4)                                                (62,151)             (31,401)              (2,645)
 Contract Maintenance Charges (Note 3)                                              (49)                  (2)                  (9)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (74,970)             (31,873)              (3,860)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                 (521)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (134,572)             (33,142)             (49,966)
Net Assets, Beginning of Period                                                 241,520               33,142               59,343
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           106,948  $                 0  $             9,377
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                          Large Cap           Fundamental           Mercury HW
                                                                            Value                Growth           International
                                                                            Focus                Focus              Value VIP
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                46  $               306  $            16,582
 Asset-Based Insurance Charges (Note 3)                                             (42)                (831)              (4,836)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        4                 (525)              11,746
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (9)                (800)               4,911
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    157               (5,719)             (69,347)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    148               (6,519)             (64,436)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          152               (7,044)             (52,690)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             371                2,098                1,687
 Contract Owner Withdrawals                                                        (134)              (3,375)             (31,137)
 Net Transfers In (Out) (Note 4)                                                 11,982              123,768               60,390
 Contract Maintenance Charges (Note 3)                                                0                   (1)                 (79)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          12,219              122,490               30,861
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                     1,030                 (164)                   0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          13,401              115,282              (21,829)
Net Assets, Beginning of Period                                                       0               30,593              319,486
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            13,401  $           145,875  $           297,657
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                          Large Cap
                                                                            Growth              2000 ML
                                                                            Focus              Select Ten             Quasar
                                                                             Fund              V.I. Trust           Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                 8  $               190  $             4,161
 Asset-Based Insurance Charges (Note 3)                                            (421)                (102)              (1,632)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (413)                  88                2,529
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,220)               3,705               (3,593)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,117)              (3,000)             (19,302)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (3,337)                 705              (22,895)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (3,750)                 793              (20,366)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             545                  190                  684
 Contract Owner Withdrawals                                                      (2,451)                (569)              (8,832)
 Net Transfers In (Out) (Note 4)                                                  2,206              (23,631)              (4,709)
 Contract Maintenance Charges (Note 3)                                               (9)                  (2)                 (25)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             291              (24,012)             (12,882)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                      (474)                   0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,933)             (23,219)             (33,248)
Net Assets, Beginning of Period                                                  38,593               23,219              139,581
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            34,660  $                 0  $           106,333
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================

                                                                           Premier              Growth &
                                                                            Growth               Income             Technology
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            43,248  $             3,378  $                17
 Asset-Based Insurance Charges (Note 3)                                         (10,892)                (858)                 (20)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   32,356                2,520                   (3)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            14,144               (4,939)                (170)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               (222,033)              (1,041)                 676
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                               (207,889)              (5,980)                 506
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     (175,533)              (3,460)                 503
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           7,742                1,990                  452
 Contract Owner Withdrawals                                                     (61,518)              (3,202)                 (78)
 Net Transfers In (Out) (Note 4)                                                (12,996)              47,303               26,696
 Contract Maintenance Charges (Note 3)                                             (232)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (67,004)              46,091               27,070
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (242,537)              42,631               27,573
Net Assets, Beginning of Period                                                 956,224               25,235                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           713,687  $            67,866  $            27,573
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                             MFS                                       MFS
                                                                           Emerging               MFS               Investors
                                                                            Growth              Research              Trust
                                                                            Series               Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            23,381  $            40,691  $               319
 Asset-Based Insurance Charges (Note 3)                                          (4,737)              (4,092)                (176)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   18,644               36,599                  143
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,649               (2,874)              (1,505)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               (191,751)            (116,641)                (492)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                               (190,102)            (119,515)              (1,997)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     (171,458)             (82,916)              (1,854)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           3,987                3,599                  325
 Contract Owner Withdrawals                                                     (25,865)             (22,640)                (568)
 Net Transfers In (Out) (Note 4)                                                (37,383)             (19,132)               8,768
 Contract Maintenance Charges (Note 3)                                             (102)                 (80)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (59,363)             (38,253)               8,525
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (230,821)            (121,169)               6,671
Net Assets, Beginning of Period                                                 501,057              364,596                7,328
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           270,236  $           243,427  $            13,999
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                AIM V.I.             AIM V.I.
                                                                           AIM V.I.             Capital           International
                                                                            Value             Appreciation            Equity
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             8,138  $            10,676  $               608
 Asset-Based Insurance Charges (Note 3)                                          (5,853)              (2,140)                (368)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    2,285                8,536                  240
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             2,621                4,217               (5,073)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (72,171)             (62,972)                 575
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (69,550)             (58,755)              (4,498)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (67,265)             (50,219)              (4,258)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           4,723                2,156                  472
 Contract Owner Withdrawals                                                     (32,084)             (10,836)              (1,535)
 Net Transfers In (Out) (Note 4)                                                  3,309              (19,651)               5,473
 Contract Maintenance Charges (Note 3)                                             (128)                 (45)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (24,180)             (28,376)               4,410
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (91,445)             (78,595)                 152
Net Assets, Beginning of Period                                                 493,364              210,322               20,842
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           401,919  $           131,727  $            20,994
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================

                                                                            Davis             Total Return          Small Cap
                                                                            Value                 Bond                Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               498  $             7,213  $               174
 Asset-Based Insurance Charges (Note 3)                                            (909)              (1,520)                (582)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (411)               5,693                 (408)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (976)               1,236                3,367
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (3,344)              (1,393)               8,841
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (4,320)                (157)              12,208
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (4,731)               5,536               11,800
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,914                4,078                1,127
 Contract Owner Withdrawals                                                      (2,947)              (7,163)              (2,598)
 Net Transfers In (Out) (Note 4)                                                 98,944               74,823               52,360
 Contract Maintenance Charges (Note 3)                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          97,911               71,738               50,889
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          93,180               77,274               62,689
Net Assets, Beginning of Period                                                  29,329               44,312                9,018
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           122,509  $           121,586  $            71,707
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================

                                                                                                Emerging                VP
                                                                            Trend                Growth           International
                                                                            Series             Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                 0  $                66  $                 0
 Asset-Based Insurance Charges (Note 3)                                            (224)                (946)                 (21)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (224)                (880)                 (21)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (7,829)             (38,535)                 (80)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  4,945                8,067                  591
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (2,884)             (30,468)                 511
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (3,108)             (31,348)                 490
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             318                2,085                   43
 Contract Owner Withdrawals                                                        (929)              (3,565)                 (51)
 Net Transfers In (Out) (Note 4)                                                  5,524               (2,283)              33,819
 Contract Maintenance Charges (Note 3)                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           4,913               (3,763)              33,811
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,805              (35,111)              34,301
Net Assets, Beginning of Period                                                  12,838               63,660                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            14,643  $            28,549  $            34,301
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market               Focus                Income
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            23,734  $            29,943  $            40,437
 Asset-Based Insurance Charges (Note 3)                                          (5,521)              (6,280)              (5,479)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   18,213               23,663               34,958
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0               (9,528)             (17,202)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0               23,511              (51,776)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0               13,983              (68,978)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       18,213               37,646              (34,020)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                       1,309,303                2,856                2,896
 Contract Owner Withdrawals                                                    (259,613)             (46,865)             (36,000)
 Net Transfers In (Out) (Note 4)                                             (1,074,006)             (26,431)             (19,242)
 Contract Maintenance Charges (Note 3)                                              (52)                 (96)                 (99)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (24,368)             (70,536)             (52,445)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (6,155)             (32,890)             (86,465)
Net Assets, Beginning of Period                                                 425,392              483,690              448,983
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           419,237  $           450,800  $           362,518
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Large              Small Cap
                                                                           Cap Core              Value               American
                                                                            Focus                Focus               Balanced
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $           199,583  $           118,435  $            16,812
 Asset-Based Insurance Charges (Note 3)                                         (10,619)              (6,808)              (1,790)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                  188,964              111,627               15,022
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            31,014               (2,362)               3,477
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               (302,009)             (48,769)             (21,796)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                               (270,995)             (51,131)             (18,319)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (82,031)              60,496               (3,297)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           6,024                3,727                    0
 Contract Owner Withdrawals                                                     (69,997)             (37,526)             (14,607)
 Net Transfers In (Out) (Note 4)                                                (24,949)              19,788              (12,475)
 Contract Maintenance Charges (Note 3)                                             (169)                 (99)                 (36)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (89,091)             (14,110)             (27,118)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (171,122)              46,386              (30,415)
Net Assets, Beginning of Period                                                 830,595              463,130              145,737
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           659,473  $           509,516  $           115,322
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Natural               Global            Utilities &
                                                                          Resources            Allocation            Telecom
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                49  $            75,299  $            33,747
 Asset-Based Insurance Charges (Note 3)                                            (184)              (7,789)              (1,340)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (135)              67,510               32,407
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (278)               9,546                9,289
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  4,756             (139,972)             (45,655)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  4,478             (130,426)             (36,366)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        4,343              (62,916)              (3,959)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                4,307                    0
 Contract Owner Withdrawals                                                      (1,455)             (53,581)             (10,874)
 Net Transfers In (Out) (Note 4)                                                 (1,605)             (44,272)             (11,438)
 Contract Maintenance Charges (Note 3)                                               (4)                (167)                 (24)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,064)             (93,713)             (22,336)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,279             (156,629)             (26,295)
Net Assets, Beginning of Period                                                  13,375              645,549              112,877
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            14,654  $           488,920  $            86,582
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                        International            Global               Basic
                                                                            Equity                Bond                Value
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             6,584  $             1,534  $            92,583
 Asset-Based Insurance Charges (Note 3)                                          (1,818)                (469)             (11,273)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    4,766                1,065               81,310
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,156               (2,019)              12,393
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (32,802)                 312               (1,602)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (31,646)              (1,707)              10,791
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (26,880)                (642)              92,101
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0               10,354
 Contract Owner Withdrawals                                                     (13,323)              (5,052)             (55,740)
 Net Transfers In (Out) (Note 4)                                                (15,114)              (5,126)              43,803
 Contract Maintenance Charges (Note 3)                                              (42)                 (10)                (174)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (28,479)             (10,188)              (1,757)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (55,359)             (10,830)              90,344
Net Assets, Beginning of Period                                                 162,691               41,642              806,414
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           107,332  $            30,812  $           896,758
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                               Developing
                                                                          Government        Capital Markets           Index
                                                                             Bond                Focus                 500
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            19,045  $               507  $             4,647
 Asset-Based Insurance Charges (Note 3)                                          (4,344)              (1,003)              (6,094)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   14,701                 (496)              (1,447)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (421)              (9,996)              11,994
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 16,134              (12,804)             (60,115)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 15,713              (22,800)             (48,121)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       30,414              (23,296)             (49,568)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,508                1,088                9,934
 Contract Owner Withdrawals                                                     (24,204)              (6,131)             (27,224)
 Net Transfers In (Out) (Note 4)                                                (38,313)             (23,856)              32,342
 Contract Maintenance Charges (Note 3)                                              (47)                 (16)                 (90)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (60,056)             (28,915)              14,962
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (29,642)             (52,211)             (34,606)
Net Assets, Beginning of Period                                                 337,825               85,602              457,104
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           308,183  $            33,391  $           422,498
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Global              Balanced              Focus
                                                                            Growth              Capital               Twenty
                                                                            Focus                Focus                Select
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            16,642  $               978  $                83
 Asset-Based Insurance Charges (Note 3)                                          (3,072)                (410)                (128)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   13,570                  568                  (45)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               847                  245                 (265)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (60,297)                 712              (10,517)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (59,450)                 957              (10,782)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (45,880)               1,525              (10,827)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           5,516                1,155                1,481
 Contract Owner Withdrawals                                                     (12,116)              (1,943)                (272)
 Net Transfers In (Out) (Note 4)                                                130,112                1,525               68,210
 Contract Maintenance Charges (Note 3)                                              (32)                  (6)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         123,480                  731               69,418
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                 (555)                 752
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          77,600                1,701               59,343
Net Assets, Beginning of Period                                                 163,920               31,441                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           241,520  $            33,142  $            59,343
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                         Fundamental           Mercury HW           Large Cap
                                                                            Growth           International            Growth
                                                                            Focus              Value VIP              Focus
                                                                             Fund              Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               129  $             4,820  $               514
 Asset-Based Insurance Charges (Note 3)                                            (134)              (4,248)                (349)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (5)                 572                  165
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               133                5,143                  200
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,230)               1,722               (5,695)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (2,097)               6,865               (5,495)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (2,102)               7,437               (5,330)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             965                3,408                1,369
 Contract Owner Withdrawals                                                        (210)             (17,729)                (674)
 Net Transfers In (Out) (Note 4)                                                 31,013               68,109               26,377
 Contract Maintenance Charges (Note 3)                                                0                  (41)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          31,768               53,747               27,069
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                       927                    0                 (964)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          30,593               61,184               20,775
Net Assets, Beginning of Period                                                       0              258,302               17,818
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            30,593  $           319,486  $            38,593
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================

                                                                           2000 ML              1999 ML
                                                                          Select Ten           Select Ten             Quasar
                                                                          V.I. Trust           V.I. Trust           Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               284  $               255  $             2,497
 Asset-Based Insurance Charges (Note 3)                                            (192)                (211)              (1,242)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       92                   44                1,255
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               146              (11,743)                 579
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  3,000                9,817              (11,782)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  3,146               (1,926)             (11,203)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        3,238               (1,882)              (9,948)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             382                  432                1,313
 Contract Owner Withdrawals                                                        (543)              (1,487)              (4,305)
 Net Transfers In (Out) (Note 4)                                                 20,146              (57,637)              75,705
 Contract Maintenance Charges (Note 3)                                               (4)                  (3)                 (13)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          19,981              (58,695)              72,700
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          23,219              (60,577)              62,752
Net Assets, Beginning of Period                                                       0               60,577               76,829
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            23,219  $                 0  $           139,581
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                                       MFS
                                                                           Premier              Growth &             Emerging
                                                                            Growth               Income               Growth
                                                                          Portfolio            Portfolio              Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            59,616  $               110  $            28,387
 Asset-Based Insurance Charges (Note 3)                                         (15,143)                 (69)              (7,204)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   44,473                   41               21,183
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            46,309                   (2)              17,469
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               (299,595)                 509             (163,339)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                               (253,286)                 507             (145,870)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     (208,813)                 548             (124,687)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          20,283                  482               13,696
 Contract Owner Withdrawals                                                     (65,413)                (231)             (29,612)
 Net Transfers In (Out) (Note 4)                                                138,532               24,436              157,200
 Contract Maintenance Charges (Note 3)                                             (202)                   0                  (86)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          93,200               24,687              141,198
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (115,613)              25,235               16,511
Net Assets, Beginning of Period                                               1,071,837                    0              484,546
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           956,224  $            25,235  $           501,057
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                  MFS
                                                                             MFS                Investor             AIM V.I.
                                                                           Research              Trust                Value
                                                                            Series               Series                Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            18,724  $                 1  $            22,402
 Asset-Based Insurance Charges (Note 3)                                          (4,269)                 (30)              (7,510)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   14,455                  (29)              14,892
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            17,486                    1               25,081
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (59,966)                 (43)            (133,574)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (42,480)                 (42)            (108,493)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (28,025)                 (71)             (93,601)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           6,413                  158               12,803
 Contract Owner Withdrawals                                                     (18,951)                 (71)             (32,649)
 Net Transfers In (Out) (Note 4)                                                 99,802                7,312               61,812
 Contract Maintenance Charges (Note 3)                                              (60)                   0                  (97)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          87,204                7,399               41,869
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          59,179                7,328              (51,732)
Net Assets, Beginning of Period                                                 305,417                    0              545,096
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           364,596  $             7,328  $           493,364
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           AIM V.I.             AIM V.I.
                                                                           Capital           International            Davis
                                                                         Appreciation            Equity               Value
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             5,936  $             1,319  $               327
 Asset-Based Insurance Charges (Note 3)                                          (2,902)                (139)                (134)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    3,034                1,180                  193
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,527               (2,343)                  (7)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (39,515)                (728)                 184
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (37,988)              (3,071)                 177
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (34,954)              (1,891)                 370
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           7,534                  962                  795
 Contract Owner Withdrawals                                                     (12,842)                (257)                (203)
 Net Transfers In (Out) (Note 4)                                                 90,697               22,028               28,367
 Contract Maintenance Charges (Note 3)                                              (34)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          85,355               22,733               28,959
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          50,401               20,842               29,329
Net Assets, Beginning of Period                                                 159,921                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           210,322  $            20,842  $            29,329
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================

                                                                         Total Return          Small Cap
                                                                             Bond                Value                Trend
                                                                          Portfolio            Portfolio              Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               823  $               115  $                 0
 Asset-Based Insurance Charges (Note 3)                                            (199)                 (38)                 (63)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      624                   77                  (63)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               120                  205                 (195)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    882                  840               (2,233)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,002                1,045               (2,428)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,626                1,122               (2,491)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,342                  162                  373
 Contract Owner Withdrawals                                                        (516)                 (71)                (150)
 Net Transfers In (Out) (Note 4)                                                 41,860                7,805               15,106
 Contract Maintenance Charges (Note 3)                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          42,686                7,896               15,329
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          44,312                9,018               12,838
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            44,312  $             9,018  $            12,838
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

=========================================================================================

                                                                    Division Investing In
                                                                    =====================

                                                                           Emerging
                                                                            Growth
                                                                          Portfolio
                                                                    ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                 0
 Asset-Based Insurance Charges (Note 3)                                            (284)
                                                                    --------------------
  Net Investment Income (Loss)                                                     (284)
                                                                    --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (129)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (10,584)
                                                                    --------------------
  Net Gain (Loss) on Investments                                                (10,713)
                                                                    --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (10,997)
                                                                    --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,650
 Contract Owner Withdrawals                                                        (655)
 Net Transfers In (Out) (Note 4)                                                 73,662
 Contract Maintenance Charges (Note 3)                                                0
                                                                    --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          74,657
                                                                    --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0
                                                                    --------------------

Total Increase (Decrease) in Net Assets                                          63,660
Net Assets, Beginning of Period                                                       0
                                                                    --------------------
Net Assets, End of Period                                           $            63,660
                                                                    ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account A ("Separate Account A"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of thirty-six investment divisions (thirty-seven during the year) that support three annuity contracts - Retirement Plus, Retirement Power, and Retirement
   Optimizer. Merrill Lynch Life commenced sales of Retirement Optimizer contracts on October 1, 2001 and
   Retirement Power contracts on April 3, 2000. The investment divisions are as follows:

   - Merrill Lynch Variable Series Funds, Inc. - The investment advisor is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co. The investment divisions are as follows:


                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   Domestic Money Market Fund              Available     Available    Available
   Core Bond Focus Fund (1)                Available        N/A          N/A
   High Current Income Fund                Available        N/A          N/A
   Large Cap Core Focus Fund (1)           Available        N/A          N/A
   Small Cap Value Focus (1)               Available        N/A          N/A
   American Balanced Fund (2),(4)          Available        N/A          N/A
   Natural Resources Focus Fund (4)        Available        N/A          N/A
   Global Allocation Focus Fund (1)        Available        N/A          N/A
   Utilities & Telecom Focus Fund (1),(4)  Available        N/A          N/A
   Global Bond Focus Fund (1)              Available        N/A          N/A
   Basic Value Focus Fund                  Available     Available    Available
   Government Bond Fund                    Available     Available    Available
   Developing Cap Markets Focus Fund (3)   Available        N/A          N/A
   Index 500 Fund                          Available     Available    Available
   Global Growth Focus Fund                Available        N/A          N/A
   Focus Twenty Select Fund (5)            Available        N/A          N/A
   Large Cap Value Focus Fund (5)          Available        N/A          N/A
   Fundamental Growth Focus Fund (5)       Available     Available    Available


   (1) Effective May 1, 2001, (i) the Prime Bond Fund was renamed the Core Bond Focus Fund, (ii) the Quality Equity Fund was renamed the Large Cap Core Focus Fund, and (iii) the Global Strategy Focus Fund was renamed the Global Allocation Focus Fund. Effective April 4, 2000, (i) the Special Value Focus Fund was renamed Small Cap Value Focus Fund; (ii) the Global Utility Focus Fund was renamed the Utilitie s and Telecommunications Focus Fund; and (iii) the Capital Focus Fund was renamed Balanced Capital Focus Fund.
   (2) Following the close of business on April 27, 2001, the Balanced Capital Focus Fund merged with and into the American Balanced Fund.
   (3) Following the close of business on April 27, 2001, the Developing Capital Markets Focus Fund was closed to allocations of premiums and contract value.
   (4)  Prior  to  the  periods included in these  financial
     statements, the American Balanced Fund, Natural Resources Focus Fund, Utilities & Telecommunications Focus Fund, and Global Bond Focus Fund were closed to allocations of premiums and contract value.
   (5) The Large Cap Value Focus Fund and Fundamental Growth Focus Fund (for Retirement Plus contracts) commenced operations on May 1, 2001. The Focus Twenty Select Fund commenced operations on July 10, 2000.

   - Mercury HW Variable Trust - The investment advisor is Mercury Advisors, a division of MLIM. Effective following the close of business on April 27, 2001, the International Equity Focus Fund of the Merrill Lynch Variable Series Funds, Inc. merged with and into the Mercury HW International Value VIP Portfolio of the Mercury HW Variable Trust. Also, effective following close of business on October 5, 2000, the Hotchkis and Wiley Variable Trust was renamed Mercury HW Variable Trust, and the International VIP Portfolio was renamed Mercury HW International Value VIP Portfolio. The investment division is as follows:


                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   Mercury HW International Value
    VIP Portfolio                          Available     Available    Available



   - Mercury V.I. Funds, Inc. - The investment advisor is Mercury Advisors. Effective May 1, 2001, the Mercury V.I. U.S. Large Cap Fund was renamed the Large Cap Growth Focus Fund. The investment division is as follows:

                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   Large Cap Growth Focus Fund             Available         N/A          N/A


   - Alliance Variable Products Series Fund, Inc. - The investment advisor is Alliance Capital Management, L.P. The Alliance Technology Portfolio commenced operations
      on  May  1, 2001.   The  investment  divisions  are as
      follows:



                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   Quasar Portfolio                        Available        N/A          N/A
   Premier Growth Portfolio                Available     Available    Available
   Growth & Income Portfolio                  N/A        Available    Available
   Technology Portfolio                    Available        N/A          N/A


   - MFS Variable Insurance Trust - The investment advisor is Massachusetts Financial Services Company. Effective May 1, 2001, the MFS Growth With Income Series was renamed the MFS Investor Trust Series. The investment divisions are as follows:


                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   MFS Emerging Growth Series              Available     Available    Available
   MFS Research Series                     Available        N/A          N/A
   MFS Investor Trust Series                  N/A        Available    Available


   - AIM Variable Insurance Funds, Inc. - The investment advisor is AIM Advisors, Inc. The investment divisions are as follows:


                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   AIM V.I. Value Fund                     Available     Available    Available
   AIM V.I. Capital Appreciation Fund      Available        N/A          N/A
   AIM V.I. International Equity Fund         N/A        Available    Available


   -  Davis  Variable Account Fund, Inc.:   The  investment
      advisor is Davis  Selected  Advisers,  L.P. The Davis
      Value Portfolio commenced  operations for  Retirement
      Plus   contracts   on  May  1, 2001.  The  investment
      division is as follows:


                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   Davis Value Portfolio                   Available     Available    Available


   -  PIMCO Variable Insurance Trust -The investment advisor
      is  Pacific  Investment   Management   Company.    The
      investment division is as follows:


                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   Total Return Bond Portfolio                 N/A       Available    Available


   -  Seligman Portfolios, Inc. - The investment  advisor is
      J. & W. Seligman & Co. Inc. The investment division is as follows:


                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   Small Cap Value Portfolio                    N/A      Available    Available


   -  Delaware Group Premium Fund -The investment advisor is
      Delaware Management Company. The investment division is as follows:


                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   Trend Series                                 N/A      Available    Available


  -   Van  Kampen  Life  Investment  Trust - The  investment
      advisor   is   Van Kampen  Asset Management, Inc.  The
      investment division is as follows:


                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   Emerging Growth Portfolio                     N/A      Available    Available

   - American Century Variable Portfolios, Inc. - The investment advisor is American Century Investment Management, Inc. The VIP International Fund commenced operations on May 1, 2001. The investment division is as follows:


                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   VP International Fund                   Available         N/A          N/A



   - Defined Asset Funds, Equity Investor Funds -The Equity Investor Fund was sponsored by Merrill Lynch Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch & Co. The unit investment trust of the Equity Investor Fund had annual rollovers that occurred on or about May 1 of each year. During 2001, MLPF&S ceased sponsoring the Equity Investor Fund and, as such, the investment division terminated upon the maturity of the 2000 Trust.

   The assets of Separate Account A are registered in the name of Merrill Lynch Life. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   A provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Dividend income is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   The operations of Separate Account A are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in Separate Account A and deducts daily charges to cover these risks. Additionally, Merrill Lynch Life deducts daily charges to reimburse Merrill Lynch Life for costs associated with the establishment and administration of Contracts investing in Separate Account A. Daily charges deducted at annual rates to cover these risks and charges are as follows:

                                                   Annual
                                                   Rates
                                                   ------
   Retirement Plus Contracts - mortality and
     expense risks                                 1.25%
   Retirement Plus Contracts - administrative
     charge                                        0.10%
   Retirement Power Contracts - mortality and
     expense risks and administrative charge       1.59%
   Retirement Optimizer Contracts - mortality and
     expense risks and administrative charge       1.55%

   Merrill Lynch Life deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. Merrill Lynch Life will waive the contract maintenance charge if the following conditions are met:

   - Retirement Plus Contracts - The Contract value is equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

   - Retirement Power and Retirement Optimizer Contracts - The greater of (i) the Contract value or (ii) premiums less withdrawals is equal to or greater than $25,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

   Charges for transfers among the Separate Account A investment divisions vary by contract type as follows:

   - Retirement Plus Contracts - Contract owners may make up to six transfers among investment divisions per contract year without charge. Additional transfers may be permitted at a charge of $25 per transfer.

   - Retirement Power and Retirement Optimizer Contracts - Contract owners may make up to twelve transfers among investment divisions per contract year without charge. Additional transfers may be permitted at a charge of $25 per transfer.

4. NET TRANSFERS

   For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the Reserve Assets Fund investment division of Merrill Lynch Life Variable Annuity Separate Account B.

   For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate
   Account A investment divisions.

5. INVESTMENTS IN SEPARATE ACCOUNT

   The $6.6 million in net assets retained by Merrill Lynch Life in Separate Account A represent an investment by Merrill Lynch Life in certain investment divisions to facilitate the establishment of those investment divisions. Merrill Lynch Life's investment is not subject to charges for mortality and expense risks and may be transferred to Merrill Lynch Life's General Account.

6. PURCHASES AND SALES OF INVESTMENTS

   The  cost  of  purchases   and  proceeds  from   sales of
   investments   for  the  year  ended   December   31, 2001
   (or lesser time  period, if  applicable) were as follows:

   (In thousands)
                                                                             Purchases              Sales
                                                                       -------------------- --------------------
   Domestic Money Market Fund                                          $         1,351,395  $         1,248,513
   Core Bond Focus Fund                                                            154,536               28,977
   High Current Income Fund                                                         46,605               60,536
   Large Cap Core Focus Fund                                                         7,748               99,456
   Small Cap Value Focus Fund                                                       76,215               71,028
   American Balanced Fund                                                           37,458               27,087
   Natural Resources Focus Fund                                                         31                2,993
   Global Allocation Focus Fund                                                      6,546               71,687
   Utilities and Telecommunications Focus Fund                                       4,691               17,703
   International Equity Focus Fund                                                   1,462               98,138
   Global Bond Focus Fund                                                              952                6,314
   Basic Value Focus Fund                                                          168,878               66,118
   Government Bond Fund                                                            167,409               41,871
   Developing Capital Markets Focus Fund                                             1,405               10,216
   Index 500 Fund                                                                   54,499               48,000
   Global Growth Focus Fund                                                          7,456               83,950
   Balanced Capital Focus Fund                                                       3,982               35,731
   Focus Twenty Select Fund                                                         12,510               16,822
   Large Cap Value Focus Fund                                                       13,479                  252
   Fundamental Growth Focus Fund                                                   124,946                2,974
   Mercury HW International Value VIP Portfolio                                    805,473              762,868
   Large Cap Growth Focus Fund                                                       6,007                6,128
   2000 ML Select 10 V.I. Trust                                                      2,872               26,796
   Quasar Portfolio                                                                 12,550               22,904
   Premier Growth Portfolio                                                         72,247              106,896
   Growth and Income Portfolio                                                     118,251               69,641
   Technology Portfolio                                                             27,718                  651
   MFS Emerging Growth Series                                                       54,174               94,893
   MFS Research Series                                                              49,765               51,418
   MFS Investor Trust Series                                                        19,359               10,690
   AIM V.I. Value Fund                                                              79,324              101,220
   AIM V.I. Capital Appreciation Fund                                               13,317               33,157
   AIM V.I. International Equity Fund                                              280,069              275,421
   Davis Value Portfolio                                                           102,007                4,507
   Total Return Bond Portfolio                                                     114,130               36,715
   Small Cap Value Portfolio                                                        66,707               16,226
   Trend Series                                                                     50,255               45,568
   Emerging Growth Portfolio                                                        58,022               62,667
   VP International Fund                                                            34,089                  299
                                                                       -------------------- --------------------
                                                                       $         4,208,539  $         3,767,031
                                                                       ==================== ====================

7. UNIT VALUES

   The following is a summary of unit values and units outstanding for variable annuity contracts and the expenses as a percentage of average net assets, excluding expenses of the underlying funds for each of the five years in the period ended December 31, 2001 or lesser time period, if applicable. For all funds excluding the Domestic Money Market Fund, total return calculations represent the one year total return (or from inception to December 31 if less than one year) and do not reflect contingent deferred sales charges. Total return calculations for the Domestic Money Market Fund represent the effective yield for the seven day period ended December 31.


   (In thousands, except unit values)
                                       Domestic Money Market Fund                          Core Bond Focus Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                            29,596        10,397           541               34,517             0             0
   Unit Value                  $     13.75   $     10.57   $     10.01          $     16.82   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   406,801   $   109,903   $     5,414          $   580,556   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%         1.59%         1.55%                1.35%          N/A           N/A
   Total Return                       0.38%         0.24%         0.28%                5.14%          N/A           N/A

               2000
   Units                            25,465         7,519             0               28,210             0             0
   Unit Value                  $     13.41   $     10.34   $      0.00          $     15.98   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   341,491   $    77,746   $         0          $   450,800   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%         1.59%          N/A                 1.35%          N/A           N/A
   Total Return                       4.60%         4.46%          N/A                 8.43%          N/A           N/A

               1999
   Units                            33,182             0             0               32,859             0             0
   Unit Value                  $     12.82   $      0.00   $      0.00          $     14.72   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   425,392   $         0   $         0          $   483,690   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       4.02%          N/A           N/A                -3.76%          N/A           N/A

               1998
   Units                            30,449             0             0               34,325             0             0
   Unit Value                  $     12.39   $      0.00   $      0.00          $     15.28   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   377,265   $         0   $         0          $   524,483   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       3.41%          N/A           N/A                 6.30%          N/A           N/A

               1997
   Units                            24,720             0             0               32,189             0             0
   Unit Value                  $     11.94   $      0.00   $      0.00          $     14.36   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   295,161   $         0   $         0          $   462,231   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       4.05%          N/A           N/A                 7.07%          N/A           N/A

                                        High Current Income Fund                         Large Cap Core Focus Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                            20,369             0             0               21,873             0             0
   Unit Value                  $     15.91   $      0.00   $      0.00          $     23.47   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   324,139   $         0   $         0          $   513,463   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       2.51%          N/A           N/A                -8.73%          N/A           N/A

               2000
   Units                            23,373             0             0               25,660             0             0
   Unit Value                  $     15.51   $      0.00   $      0.00          $     25.70   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   362,518   $         0   $         0          $   659,473   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      -8.42%          N/A           N/A               -11.15%          N/A           N/A

               1999
   Units                            26,536             0             0               28,750             0             0
   Unit Value                  $     16.92   $      0.00   $      0.00          $     28.89   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   448,983   $         0   $         0          $   830,595   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       4.43%          N/A           N/A                29.54%          N/A           N/A

               1998
   Units                            29,043             0             0               33,613             0             0
   Unit Value                  $     16.18   $      0.00   $      0.00          $     22.28   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   469,916   $         0   $         0          $   748,899   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      -4.48%          N/A           N/A                13.92%          N/A           N/A

               1997
   Units                            26,862             0             0               38,816             0             0
   Unit Value                  $     16.93   $      0.00   $      0.00          $     19.54   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   505,557   $         0   $         0          $   758,463   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       9.40%          N/A           N/A                21.92%          N/A           N/A

                                        Small Cap Value Focus Fund                       American Balanced Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                            20,951             0             0                6,380             0             0
   Unit Value                  $     29.66   $      0.00   $      0.00          $     17.81   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   621,461   $         0   $         0          $   113,608   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      28.00%          N/A           N/A                -8.73%          N/A           N/A

               2000
   Units                            22,009             0             0                5,917             0             0
   Unit Value                  $     23.15   $      0.00   $      0.00          $     19.49   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   509,516   $         0   $         0          $   115,322   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      13.10%          N/A           N/A                -3.09%          N/A           N/A

               1999
   Units                            22,647             0             0                7,254             0             0
   Unit Value                  $     20.45   $      0.00   $      0.00          $     20.09   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   463,130   $         0   $         0          $   145,737   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      32.22%          N/A           N/A                 7.16%          N/A           N/A

               1998
   Units                            25,287             0             0                8,812             0             0
   Unit Value                  $     15.45   $      0.00   $      0.00          $     18.73   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   390,688   $         0   $         0          $   165,041   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      -7.85%          N/A           N/A                11.93%          N/A           N/A

               1997
   Units                            25,061             0             0               10,337             0             0
   Unit Value                  $     16.75   $      0.00   $      0.00          $     16.72   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   419,765   $         0   $         0          $   172,828   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      10.11%          N/A           N/A                15.42%          N/A           N/A

                                      Natural Resources Focus Fund                     Global Allocation Focus Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                               665             0             0               22,995             0             0
   Unit Value                  $     15.29   $      0.00   $      0.00          $     16.34   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    10,170   $         0   $         0          $   375,795   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                     -12.28%          N/A           N/A               -10.18%          N/A           N/A

               2000
   Units                               841             0             0               26,893             0             0
   Unit Value                  $     17.42   $      0.00   $      0.00          $     18.18   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    14,654   $         0   $         0          $   488,920   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      37.17%          N/A           N/A               -10.92%          N/A           N/A

               1999
   Units                             1,055             0             0               31,676             0             0
   Unit Value                  $     12.68   $      0.00   $      0.00          $     20.38   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    13,375   $         0   $         0          $   645,549   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      24.94%          N/A           N/A                19.63%          N/A           N/A

               1998
   Units                             1,412             0             0               40,350             0             0
   Unit Value                  $     10.14   $      0.00   $      0.00          $     17.02   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    14,314   $         0   $         0          $   686,749   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                     -16.52%          N/A           N/A                 7.31%          N/A           N/A

               1997
   Units                             2,034             0             0               48,987             0             0
   Unit Value                  $     12.14   $      0.00   $      0.00          $     15.85   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    24,695   $         0   $         0          $   776,452   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                     -13.78%          N/A           N/A                10.33%          N/A           N/A

                                     Utilities & Telecom Focus Fund                   International Equity Focus Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                             3,227             0             0                    0             0             0
   Unit Value                  $     18.01   $      0.00   $      0.00          $      0.00   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    58,127   $         0   $         0          $         0   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                  N/A           N/A           N/A
   Total Return                     -15.26%          N/A           N/A                  N/A           N/A           N/A

               2000
   Units                             4,076             0             0                8,131             0             0
   Unit Value                  $     21.24   $      0.00   $      0.00          $     13.20   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    86,582   $         0   $         0          $   107,332   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      -4.11%          N/A           N/A               -18.47%          N/A           N/A

               1999
   Units                             5,103             0             0               10,055             0             0
   Unit Value                  $     22.12   $      0.00   $      0.00          $     16.18   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   112,877   $         0   $         0          $   162,691   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      11.01%          N/A           N/A                35.65%          N/A           N/A

               1998
   Units                             6,354             0             0               13,704             0             0
   Unit Value                  $     19.91   $      0.00   $      0.00          $     11.91   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   126,512   $         0   $         0          $   163,214   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      22.27%          N/A           N/A                 6.25%          N/A           N/A

               1997
   Units                             7,582             0             0               33,699             0             0
   Unit Value                  $     16.27   $      0.00   $      0.00          $     11.20   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   123,352   $         0   $         0          $   377,426   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      24.09%          N/A           N/A                -5.93%          N/A           N/A

                                        Global Bond Focus Fund                           Basic Value Focus Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                             2,023             0             0               32,951         4,082            86
   Unit Value                  $     11.68   $      0.00   $      0.00          $     28.42   $     11.21   $     11.41
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    23,623   $         0   $         0          $   936,451   $    45,776   $       985

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%         1.59%         1.55%
   Total Return                      -4.60%          N/A           N/A                 2.75%         2.60%        14.13%

               2000
   Units                             2,519             0             0               32,034         1,068             0
   Unit Value                  $     12.23   $      0.00   $      0.00          $     27.63   $     10.93   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    30,812   $         0   $         0          $   885,086   $    11,672   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%         1.59%          N/A
   Total Return                      -1.07%          N/A           N/A                11.03%         9.29%          N/A

               1999
   Units                             3,372             0             0               32,438             0             0
   Unit Value                  $     12.35   $      0.00   $      0.00          $     24.86   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    41,642   $         0   $         0          $   806,414   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      -9.50%          N/A           N/A                19.37%          N/A           N/A

               1998
   Units                             4,522             0             0               28,219             0             0
   Unit Value                  $     13.63   $      0.00   $      0.00          $     20.81   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    61,632   $         0   $         0          $   587,239   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      11.00%          N/A           N/A                 7.87%          N/A           N/A

               1997
   Units                             5,666             0             0               27,722             0             0
   Unit Value                  $     12.27   $      0.00   $      0.00          $     19.27   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    69,523   $         0   $         0          $   534,199   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       0.48%          N/A           N/A                18.89%          N/A           N/A

                                          Government Bond Fund                    Developing Capital Markets Focus Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                            22,840         7,998           317                3,314             0             0
   Unit Value                  $     15.04   $     11.33   $      9.87          $      7.38   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   343,475   $    90,652   $     3,125          $    24,464   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%         1.59%         1.55%                1.35%          N/A           N/A
   Total Return                       5.48%         5.34%        -1.26%                0.00%          N/A           N/A

               2000
   Units                            21,134           672             0                4,531             0             0
   Unit Value                  $     14.24   $     10.76   $      0.00          $      7.37   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   300,954   $     7,229   $         0          $    33,391   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%         1.59%          N/A                 1.35%          N/A           N/A
   Total Return                       9.90%         7.60%          N/A               -29.72%          N/A           N/A

               1999
   Units                            26,087             0             0                8,168             0             0
   Unit Value                  $     12.95   $      0.00   $      0.00          $     10.48   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   337,825   $         0   $         0          $    85,602   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      -3.21%          N/A           N/A                63.14%          N/A           N/A

               1998
   Units                            24,287             0             0                8,301             0             0
   Unit Value                  $     13.36   $      0.00   $      0.00          $      6.42   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   324,470   $         0   $         0          $    53,294   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       7.20%          N/A           N/A               -30.40%          N/A           N/A

               1997
   Units                            13,406             0             0               12,982             0             0
   Unit Value                  $     12.45   $      0.00   $      0.00          $      9.21   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   166,905   $         0   $         0          $   119,564   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       7.32%          N/A           N/A                -7.88%          N/A           N/A

                                          Index 500 Fund                                   Global Growth Focus Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                            21,191         5,843           112               11,433             0             0
   Unit Value                  $     15.44   $      7.53   $     10.70          $      9.35   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   327,275   $    43,979   $     1,198          $   106,948   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%         1.59%         1.55%                1.35%          N/A           N/A
   Total Return                     -13.55%       -13.67%         7.00%              -24.15%          N/A           N/A

               2000
   Units                            22,710         1,964             0               19,604             0             0
   Unit Value                  $     17.85   $      8.72   $      0.00          $     12.32   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   405,369   $    17,129   $         0          $   241,520   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%         1.59%          N/A                 1.35%          N/A           N/A
   Total Return                     -10.67%       -12.81%          N/A               -16.22%          N/A           N/A

               1999
   Units                            22,901             0             0               11,159             0             0
   Unit Value                  $     19.96   $      0.00   $      0.00          $     14.69   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   457,104   $         0   $         0          $   163,920   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      18.77%          N/A           N/A                36.70%          N/A           N/A

               1998
   Units                            19,261             0             0                1,299             0             0
   Unit Value                  $     16.79   $      0.00   $      0.00          $     10.74   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   323,398   $         0   $         0          $    13,950   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      26.43%          N/A           N/A                13.02%          N/A           N/A

               1997
   Units                            13,456             0             0
   Unit Value                  $     13.27   $      0.00   $      0.00
                               -------------- ------------- -------------
   Net Assets                  $   178,558   $         0   $         0                 Division was not available

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A
   Total Return                      30.91%          N/A           N/A

                                        Balanced Capital Focus Fund                      Focus Twenty Select Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                                 0             0             0                4,035             0             0
   Unit Value                  $      0.00   $      0.00   $      0.00          $      2.27   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $         0   $         0   $         0          $     9,146   $         0   $         0

   Expenses as a % of
     Average Net Assets                N/A           N/A           N/A                 1.35%          N/A           N/A
   Total Return                        N/A           N/A           N/A               -69.69%          N/A           N/A

               2000
   Units                             3,063             0             0                7,844             0             0
   Unit Value                  $     10.82   $      0.00   $      0.00          $      7.47   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    33,142   $         0   $         0          $    58,591   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       4.90%          N/A           N/A               -25.35%          N/A           N/A

               1999
   Units                             2,999             0             0
   Unit Value                  $     10.30   $      0.00   $      0.00
                               -------------- ------------- -------------
   Net Assets                  $    30,886   $         0   $         0                 Division was not available

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A
   Total Return                       6.30%          N/A           N/A

               1998
   Units                             1,724             0             0
   Unit Value                  $      9.68   $      0.00   $      0.00
                               -------------- ------------- -------------
   Net Assets                  $    16,691   $         0   $         0                 Division was not available

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A
   Total Return                      -5.60%          N/A           N/A

               1997
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

                                        Large Cap Value Focus Fund                    Fundamental Growth Focus Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                             1,258             0             0                8,002         9,904           139
   Unit Value                  $      9.83   $      0.00   $      0.00          $      8.81   $      7.38   $     10.56
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    12,371   $         0   $         0          $    70,504   $    73,147   $     1,464

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%         1.59%         1.55%
   Total Return                      -1.78%          N/A           N/A               -19.30%       -19.42%         5.60%

               2000
   Units                                 0             0             0                    0         3,239             0
   Unit Value                  $      0.00   $      0.00   $      0.00          $      0.00   $      9.16   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $         0   $         0   $         0          $         0   $    29,666   $         0

   Expenses as a % of
     Average Net Assets                N/A           N/A           N/A                  N/A          1.59%          N/A
   Total Return                        N/A           N/A           N/A                  N/A         -8.35%          N/A

               1999
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

               1998
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

               1997
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

                              Mercury HW International Value VIP Portfolio             Large Cap Growth Focus Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                            27,564         2,623            38                3,381             0             0
   Unit Value                  $      9.93   $      8.94   $     10.45          $      8.89   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   273,793   $    23,448   $       416          $    30,051   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%         1.59%         1.55%                1.35%          N/A           N/A
   Total Return                     -14.17%       -14.29%         4.49%              -10.64%          N/A           N/A

               2000
   Units                            27,032           671             0                3,371             0             0
   Unit Value                  $     11.56   $     10.43   $      0.00          $      9.94   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   312,489   $     6,997   $         0          $    33,510   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%         1.59%          N/A                 1.35%          N/A           N/A
   Total Return                       1.39%         4.29%          N/A               -17.15%          N/A           N/A

               1999
   Units                            22,678             0             0                  983             0             0
   Unit Value                  $     11.39   $      0.00   $      0.00          $     11.98   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $   258,302   $         0   $         0          $    11,771   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      19.93%          N/A           N/A                39.80%          N/A           N/A

               1998
   Units                            28,051             0             0
   Unit Value                  $      9.49   $      0.00   $      0.00
                               -------------- ------------- -------------
   Net Assets                  $   266,206   $         0   $         0                 Division was not available

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A
   Total Return                      -8.92%          N/A           N/A

               1997
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

                                     2000 ML Select Ten V.I. Trust                    1999 ML Select Ten V.I. Trust
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units
   Unit Value

   Net Assets                     Division Matured during the year                     Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

               2000
   Units                             2,176             0             0
   Unit Value                  $     10.67   $      0.00   $      0.00
                               -------------- ------------- -------------
   Net Assets                  $    23,219   $         0   $         0              Division Matured during the year

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A
   Total Return                      13.54%          N/A           N/A

               1999
   Units                                                                              6,451             0             0
   Unit Value                                                                   $      9.39   $      0.00   $      0.00
                                                                                -------------- ------------- -------------
   Net Assets                         Division was not available                $    60,577   $         0   $         0

   Expenses as a % of
     Average Net Assets                                                                1.35%          N/A           N/A
   Total Return                                                                       -7.34%          N/A           N/A

               1998
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

               1997
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

                                            Quasar Portfolio                              Premier Growth Portfolio
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                            13,474             0             0               39,464         7,256            24
   Unit Value                  $      7.89   $      0.00   $      0.00          $     16.92   $      6.29   $     10.87
                               -------------- ------------- -------------       ------------- ------------- --------------
   Net Assets                  $   106,333   $         0   $         0          $   667,818   $    45,610   $       259

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%         1.59%         1.55%
   Total Return                     -14.02%          N/A           N/A               -18.41%       -18.52%         8.66%

               2000
   Units                            15,221             0             0               43,927         5,973             0
   Unit Value                  $      9.17   $      0.00   $      0.00          $     20.72   $      7.71   $      0.00
                               -------------- ------------- -------------       ------------- ------------- -------------
   Net Assets                  $   139,581   $         0   $         0          $   910,170   $    46,054   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%         1.59%          N/A
   Total Return                      -7.44%          N/A           N/A               -17.78%       -22.86%          N/A

               1999
   Units                             7,761             0             0               42,584             0             0
   Unit Value                  $      9.90   $      0.00   $      0.00          $     25.17   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    76,829   $         0   $         0          $ 1,071,837   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      15.39%          N/A           N/A                30.41%          N/A           N/A

               1998
   Units                             1,208             0             0               32,446             0             0
   Unit Value                  $      8.57   $      0.00   $      0.00          $     19.28   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    10,354   $         0   $         0          $   625,558   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                     -23.80%          N/A           N/A                45.84%          N/A           N/A

               1997
   Units                                                                             17,657             0             0
   Unit Value                                                                   $     13.21   $      0.00   $      0.00
                                                                                -------------- ------------- -------------
   Net Assets                         Division was not available                $   233,244   $         0   $         0

   Expenses as a % of
     Average Net Assets                                                                1.35%          N/A           N/A
   Total Return                                                                       31.95%          N/A           N/A

                                        Growth & Income Portfolio                           Technology Portfolio
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------  ------------- -------------
   Units                                 0         6,206           163                3,408             0             0
   Unit Value                  $      0.00   $     10.66   $     10.61          $      8.09   $      0.00   $      0.00
                               -------------- ------------- -------------       ------------- ------------- --------------
   Net Assets                  $         0   $    66,133   $     1,733          $    27,573   $         0   $         0

   Expenses as a % of
     Average Net Assets                N/A          1.59%         1.55%                1.35%          N/A           N/A
   Total Return                        N/A         -1.24%         6.09%              -19.18%          N/A           N/A

               2000
   Units                                 0         2,339             0
   Unit Value                  $      0.00   $     10.79   $      0.00
                               -------------- ------------- -------------
   Net Assets                  $         0   $    25,235   $         0                 Division was not available

   Expenses as a % of
     Average Net Assets                N/A          1.59%          N/A
   Total Return                        N/A          7.90%          N/A

               1999
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

               1998
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

               1997
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

                                       MFS Emerging Growth Series                           MFS Research Series
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       ------------- ------------- -------------
   Units                            17,458         4,368            22               18,733             0             0
   Unit Value                  $     14.21   $      5.03   $     11.47          $     12.99   $      0.00   $      0.00
                               -------------- ------------- -------------       ------------- ------------- --------------
   Net Assets                  $   248,014   $    21,965   $       257          $   243,427   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%         1.59%         1.55%                1.35%          N/A           N/A
   Total Return                     -34.45%       -34.54%        14.69%              -22.39%          N/A           N/A

               2000
   Units                            21,940         3,394             0               21,793             0             0
   Unit Value                  $     21.65   $      7.68   $      0.00          $     16.73   $      0.00   $      0.00
                               -------------- ------------- -------------       ------------- ------------- -------------
   Net Assets                  $   474,993   $    26,064   $         0          $   364,596   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%         1.59%          N/A                 1.35%          N/A           N/A
   Total Return                     -20.76%       -23.18%          N/A                -6.22%          N/A           N/A

               1999
   Units                            17,749             0             0               17,139             0             0
   Unit Value                  $     27.30   $      0.00   $      0.00          $     17.82   $      0.00   $      0.00
                               -------------- ------------- -------------       ------------- ------------- -------------
   Net Assets                  $   484,546   $         0   $         0          $   305,417   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      74.17%          N/A           N/A                22.26%          N/A           N/A

               1998
   Units                            13,341             0             0               14,323             0             0
   Unit Value                  $     15.66   $      0.00   $      0.00          $     14.56   $      0.00   $      0.00
                               -------------- ------------- -------------       ------------- ------------- --------------
   Net Assets                  $   208,920   $         0   $         0          $   208,538   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      32.23%          N/A           N/A                21.61%          N/A           N/A

               1997
   Units                             6,319             0             0                9,050             0             0
   Unit Value                  $     11.83   $      0.00   $      0.00          $     11.96   $      0.00   $      0.00
                               -------------- ------------- -------------       ------------- ------------- -------------
   Net Assets                  $    74,749   $         0   $         0          $   108,233   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      20.15%          N/A           N/A                18.53%          N/A           N/A

                                        MFS Investors Trust Series                       AIM V.I. Value Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       ------------- ------------- --------------
   Units                                 0         1,728            20               24,637         4,006             2
   Unit Value                  $      0.00   $      7.98   $     10.46          $     15.22   $      6.69   $     10.60
                               -------------- ------------- -------------       ------------- ------------- --------------
   Net Assets                  $         0   $    13,785   $       214          $   375,006   $    26,811   $       102

   Expenses as a % of
     Average Net Assets                N/A          1.59%         1.55%                1.35%         1.59%         1.55%
   Total Return                        N/A        -17.29%         4.64%              -13.83%       -13.95%         6.02%

               2000
   Units                                 0           760             0               26,716         2,807             0
   Unit Value                  $      0.00   $      9.64   $      0.00          $     17.65   $      7.78   $      0.00
                               ------------- -------------- -------------       ------------- -------------- -------------
   Net Assets                  $         0   $     7,328   $         0          $   471,529   $    21,835   $         0

   Expenses as a % of
     Average Net Assets                N/A          1.59%          N/A                 1.35%         1.59%          N/A
   Total Return                        N/A         -3.58%          N/A               -15.87%       -22.22%          N/A

               1999
   Units                                                                             26,007             0             0
   Unit Value                                                                   $     20.96   $      0.00   $      0.00
                                                                                ------------- -------------- -------------
   Net Assets                         Division was not available                $   545,096   $         0   $         0

   Expenses as a % of
     Average Net Assets                                                                1.35%          N/A           N/A
   Total Return                                                                       28.03%          N/A           N/A

               1998
   Units                                                                             18,124             0             0
   Unit Value                                                                   $     16.35   $      0.00   $      0.00
                                                                                ------------- -------------- -------------
   Net Assets                         Division was not available                $   296,321   $         0   $         0

   Expenses as a % of
     Average Net Assets                                                                1.35%          N/A           N/A
   Total Return                                                                       30.50%          N/A           N/A

               1997
   Units                                                                              8,189             0             0
   Unit Value                                                                   $     12.52   $      0.00   $      0.00
                                                                                ------------- -------------- -------------
   Net Assets                         Division was not available                $   102,528   $         0   $         0

   Expenses as a % of
     Average Net Assets                                                                1.35%          N/A           N/A
   Total Return                                                                       21.91%          N/A           N/A

                                    AIM V.I. Capital Appreciation Fund               AIM V.I. International Equity Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               ------------- ------------- -------------        ------------- ------------- --------------
   Units                            10,502             0             0                    0         3,659            10
   Unit Value                  $     12.54   $      0.00   $      0.00          $      0.00   $      5.71   $     10.20
                               ------------- ------------- -------------        ------------- ------------- --------------
   Net Assets                  $   131,727   $         0   $         0          $         0   $    20,892   $       102

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                  N/A          1.59%         1.55%
   Total Return                     -24.39%          N/A           N/A                  N/A        -24.75%         1.99%

               2000
   Units                            12,693             0             0                    0         2,746             0
   Unit Value                  $     16.57   $      0.00   $      0.00          $      0.00   $      7.59   $      0.00
                               ------------- ------------- --------------       ------------- ------------- --------------
   Net Assets                  $   210,322   $         0   $         0          $         0   $    20,844   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                  N/A          1.59%          N/A
   Total Return                     -12.19%          N/A           N/A                  N/A        -24.13%          N/A

               1999
   Units                             8,479             0             0
   Unit Value                  $     18.86   $      0.00   $      0.00
                               ------------- ------------- --------------
   Net Assets                  $   159,921   $         0   $         0                 Division was not available

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A
   Total Return                      42.53%          N/A           N/A

               1998
   Units                             7,273             0             0
   Unit Value                  $     13.22   $      0.00   $      0.00
                               ------------- ------------- --------------              Division was not available
   Net Assets                  $    96,152   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A
   Total Return                      17.59%          N/A           N/A

               1997
   Units                             9,025             0             0
   Unit Value                  $     11.23   $      0.00   $      0.00
                               ------------- ------------- --------------
   Net Assets                  $   101,349   $         0   $         0                 Division was not available

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A
   Total Return                      11.87%          N/A           N/A

                                          Davis Value Portfolio                       Total Return Bond Portfolio
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               ------------- -------------- -------------       ------------- ------------- --------------
   Units                             6,728         6,932            68                    0        10,316           369
   Unit Value                  $      9.28   $      8.56   $     10.76          $      0.00   $     11.43   $      9.93
                               ------------- ------------- --------------       ------------- -------------- -------------
   Net Assets                  $    62,455   $    59,319   $       735          $         0   $   117,923   $     3,663

   Expenses as a % of
     Average Net Assets               1.35%         1.59%         1.55%                 N/A          1.59%         1.55%
   Total Return                     -11.69%       -11.82%         7.56%                 N/A          6.67%        -0.71%

               2000
   Units                                 0         3,024             0                    0         4,134             0
   Unit Value                  $      0.00   $      9.70   $      0.00          $      0.00   $     10.72   $      0.00
                               ------------- ------------- --------------       ------------- ------------- --------------
   Net Assets                  $         0   $    29,329   $         0          $         0   $    44,312   $         0

   Expenses as a % of
     Average Net Assets                N/A          1.59%          N/A                  N/A          1.59%          N/A
   Total Return                        N/A         -2.96%          N/A                  N/A          7.16%          N/A

               1999
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

               1998
   Units
   Unit Value
                                      Division was not available                       Division was not available
   Net Assets

   Expenses as a % of
     Average Net Assets
   Total Return

               1997
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

                                         Small Cap Value Portfolio                           Trend Series
                                Retirement    Retirement    Retirement            Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               ------------- ------------- --------------       ------------- ------------- -------------
   Units                                 0         4,734           155                    0         2,119            26
   Unit Value                  $      0.00   $     14.75   $     11.98          $      0.00   $      6.77   $     11.74
                               ------------- ------------- --------------       ------------- ------------- -------------
   Net Assets                  $         0   $    69,854   $     1,853          $         0   $    14,338   $       305

   Expenses as a % of
     Average Net Assets                N/A          1.59%         1.55%                 N/A          1.59%         1.55%
   Total Return                        N/A         21.56%        19.78%                 N/A        -16.68%        17.41%

               2000
   Units                                 0           743             0                    0         1,581             0
   Unit Value                  $      0.00   $     12.14   $      0.00          $      0.00   $      8.12   $      0.00
                               ------------- ------------- --------------       ------------- ------------- -------------
   Net Assets                  $         0   $     9,018   $         0          $         0   $    12,838   $         0

   Expenses as a % of
     Average Net Assets                N/A          1.59%          N/A                  N/A          1.59%          N/A
   Total Return                        N/A         21.38%          N/A                  N/A        -18.78%          N/A

               1999
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

               1998
   Units
   Unit Value
                                      Division was not available                       Division was not available
   Net Assets

   Expenses as a % of
     Average Net Assets
   Total Return

               1997
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

                                       Emerging Growth Portfolio                        VP International Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               ------------- -------------- -------------       ------------- ------------- --------------
   Units                                 0         5,426            23                4,233             0             0
   Unit Value                  $      0.00   $      5.22   $     10.66          $      8.10   $      0.00   $      0.00
                               ------------- -------------- -------------       ------------- ------------- --------------
   Net Assets                  $         0   $    28,311   $       238          $    34,301   $         0   $         0

   Expenses as a % of
     Average Net Assets                N/A          1.59%         1.55%                1.35%          N/A           N/A
   Total Return                        N/A        -32.58%         6.58%              -19.06%          N/A           N/A

               2000
   Units                                 0         8,225             0
   Unit Value                  $      0.00   $      7.74   $      0.00
                               ------------- -------------- -------------
   Net Assets                  $         0   $    63,660   $         0                 Division was not available

   Expenses as a % of
     Average Net Assets                N/A          1.59%          N/A
   Total Return                        N/A        -22.61%          N/A

               1999
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

               1998
   Units
   Unit Value
                                      Division was not available                       Division was not available
   Net Assets

   Expenses as a % of
     Average Net Assets
   Total Return

               1997
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return


8. UNITS ISSUED AND REDEEMED

   Units issued and redeemed during 2001 and 2000 were as follows:

   (In thousands)

                                           Domestic Money Market Fund                         Core Bond Focus Fund
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000     33,182           0           0     33,182          32,859           0           0     32,859
   Activity during 2000:
        Issued                        15,342      34,340           0     49,682           1,356           0           0      1,356
        Redeemed                     (23,059)    (26,821)          0    (49,880)         (6,005)          0           0     (6,005)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000   25,465       7,519           0     32,984          28,210           0           0     28,210
   Activity during 2001:
        Issued                        16,553     105,736       1,082    123,371           7,892           0           0      7,892
        Redeemed                     (12,422)   (102,858)       (541)  (115,821)         (1,585)          0           0     (1,585)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001   29,596      10,397         541     40,534          34,517           0           0     34,517
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========



                                           High Current Income Fund                         Large Cap Core Focus Fund
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000     26,536           0           0     26,536          28,750           0           0     28,750
   Activity during 2000:
        Issued                         1,275           0           0      1,275             137           0           0        137
        Redeemed                      (4,438)          0           0     (4,438)         (3,227)          0           0     (3,227)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000   23,373           0           0     23,373          25,660           0           0     25,660
   Activity during 2001:
        Issued                           543           0           0        543             193           0           0        193
        Redeemed                      (3,547)          0           0     (3,547)         (3,980)          0           0     (3,980)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001   20,369           0           0     20,369          21,873           0           0     21,873
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========


                                        Small Cap Value Focus Fund                            American Balanced Fund
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000     22,647           0           0     22,647           7,254           0           0      7,254
   Activity during 2000:
        Issued                         1,355           0           0      1,355               0           0           0          0
        Redeemed                      (1,993)          0           0     (1,993)         (1,337)          0           0     (1,337)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000   22,009           0           0     22,009           5,917           0           0      5,917
   Activity during 2001:
        Issued                         1,462           0           0      1,462           1,928           0           0      1,928
        Redeemed                      (2,520)          0           0     (2,520)         (1,465)          0           0     (1,465)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001   20,951           0           0     20,951           6,380           0           0      6,380
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========

                                           Natural Resources Focus Fund                       Global Allocation Focus Fund
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000      1,055           0           0      1,055          31,676           0           0     31,676
   Activity during 2000:
        Issued                             0           0           0          0              33           0           0         33
        Redeemed                        (214)          0           0       (214)         (4,816)          0           0     (4,816)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000      841           0           0        841          26,893           0           0     26,893
   Activity during 2001:
        Issued                             0           0           0          0              82           0           0         82
        Redeemed                        (176)          0           0       (176)         (3,980)          0           0     (3,980)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001      665           0           0        665          22,995           0           0     22,995
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========


                                        Utilities & Telecom Focus Fund                     International Equity Focus Fund
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000      5,103           0           0      5,103          10,055           0           0     10,055
   Activity during 2000:
        Issued                             0           0           0          0               0           0           0          0
        Redeemed                      (1,027)          0           0     (1,027)         (1,924)          0           0     (1,924)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000    4,076           0           0      4,076           8,131           0           0      8,131
   Activity during 2001:
        Issued                             0           0           0          0               0           0           0          0
        Redeemed                        (849)          0           0       (849)         (8,131)          0           0     (8,131)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001    3,227           0           0      3,227               0           0           0          0
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========

                                           Global Bond Focus Fund                             Basic Value Focus Fund
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000      3,372           0           0      3,372          32,438           0           0     32,438
   Activity during 2000:
        Issued                             0           0           0          0           1,833       1,117           0      2,950
        Redeemed                        (853)          0           0       (853)         (2,237)        (49)          0     (2,286)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000    2,519           0           0      2,519          32,034       1,068           0     33,102
   Activity during 2001:
        Issued                             9           0           0          9           1,999       5,757         151      7,907
        Redeemed                        (505)          0           0       (505)         (1,082)     (2,743)        (65)    (3,890)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001    2,023           0           0      2,023          32,951       4,082          86     37,119
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========


                                            Government Bond Fund                         Developing Capital Markets Focus Fund
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000     26,087           0           0     26,087           8,168           0           0      8,168
   Activity during 2000:
        Issued                           772         717           0      1,489           1,483           0           0      1,483
        Redeemed                      (5,725)        (45)          0     (5,770)         (5,120)          0           0     (5,120)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000   21,134         672           0     21,806           4,531           0           0      4,531
   Activity during 2001:
        Issued                         4,047       7,839         318     12,204             167           0           0        167
        Redeemed                      (2,341)       (513)         (1)    (2,855)         (1,384)          0           0     (1,384)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001   22,840       7,998         317     31,155           3,314           0           0      3,314
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========

                                             Index 500 Fund                                     Global Growth Focus Fund
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000     22,901           0           0     22,901          11,159           0           0     11,159
   Activity during 2000:
        Issued                         1,839       1,980           0      3,819           8,666           0           0      8,666
        Redeemed                      (2,030)        (16)          0     (2,046)           (221)          0           0       (221)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000   22,710       1,964           0     24,674          19,604           0           0     19,604
   Activity during 2001:
        Issued                         1,149       4,400         112      5,661             674           0           0        674
        Redeemed                      (2,668)       (521)          0     (3,189)         (8,845)          0           0     (8,845)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001   21,191       5,843         112     27,146          11,433           0           0     11,433
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========



                                        Balanced Capital Focus Fund                              Focus Twenty Select Fund
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000      2,999           0           0      2,999               0           0           0          0
   Activity during 2000:
        Issued                           521           0           0        521           8,039           0           0      8,039
        Redeemed                        (457)          0           0       (457)           (195)          0           0       (195)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000    3,063           0           0      3,063           7,844           0           0      7,844
   Activity during 2001:
        Issued                           368           0           0        368           3,112           0           0      3,112
        Redeemed                      (3,431)          0           0     (3,431)         (6,921)          0           0     (6,921)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001        0           0           0          0           4,035           0           0      4,035
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========

                                           Large Cap Value Focus Fund                       Fundamental Growth Focus Fund
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000          0           0           0          0               0           0           0          0
   Activity during 2000:
        Issued                             0           0           0          0               0       3,396           0      3,396
        Redeemed                           0           0           0          0               0        (157)          0       (157)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000        0           0           0          0               0       3,239           0      3,239
   Activity during 2001:
        Issued                         1,284           0           0      1,284           8,075       6,983         139     15,197
        Redeemed                         (26)          0           0        (26)            (73)       (318)          0       (391)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001    1,258           0           0      1,258           8,002       9,904         139     18,045
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========


                                  Mercury HW International Value VIP Portfolio                     Large Cap Growth Focus Fund
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000     22,678           0           0     22,678             983           0           0        983
   Activity during 2000:
        Issued                         7,376      17,141           0     24,517           2,562           0           0      2,562
        Redeemed                      (3,022)    (16,470)          0    (19,492)           (174)          0           0       (174)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000   27,032         671           0     27,703           3,371           0           0      3,371
   Activity during 2001:
        Issued                         9,236      72,347          38     81,621             683           0           0        683
        Redeemed                      (8,704)    (70,395)          0    (79,099)           (673)          0           0       (673)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001   27,564       2,623          38     30,225           3,381           0           0      3,381
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========

                                          2000 ML Select Ten V.I. Trust                      1999 ML Select Ten V.I. Trust
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000          0           0           0          0           6,451           0           0      6,451
   Activity during 2000:
        Issued                         4,016           0           0      4,016             300           0           0        300
        Redeemed                      (1,840)          0           0     (1,840)         (6,751)          0           0     (6,751)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000    2,176           0           0      2,176               0           0           0          0
   Activity during 2001:
        Issued                           261           0           0        261               0           0           0          0
        Redeemed                      (2,437)          0           0     (2,437)              0           0           0          0
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001        0           0           0          0               0           0           0          0
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========


                                                 Quasar Portfolio                                Premier Growth Portfolio
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000      7,761           0           0      7,761          42,584           0           0     42,584
   Activity during 2000:
        Issued                         8,161           0           0      8,161           4,991       6,187           0     11,178
        Redeemed                        (701)          0           0       (701)         (3,648)       (214)          0     (3,862)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000   15,221           0           0     15,221          43,927       5,973           0     49,900
   Activity during 2001:
        Issued                         1,145           0           0      1,145             446       3,443          24      3,913
        Redeemed                      (2,892)          0           0     (2,892)         (4,909)     (2,160)          0     (7,069)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001   13,474           0           0     13,474          39,464       7,256          24     46,744
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========

                                          Growth & Income Portfolio                          Technology Portfolio
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000          0           0           0          0               0           0           0          0
   Activity during 2000:
        Issued                             0       2,505           0      2,505               0           0           0          0
        Redeemed                           0        (166)          0       (166)              0           0           0          0
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000        0       2,339           0      2,339               0           0           0          0
   Activity during 2001:
        Issued                             0      10,559         163     10,722           3,497           0           0      3,497
        Redeemed                           0      (6,692)          0     (6,692)            (89)          0           0        (89)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001        0       6,206         163      6,369           3,408           0           0      3,408
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========


                                            MFS Emerging Growth Series                             MFS Research Series
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000     17,749           0           0     17,749          17,139           0           0     17,139
   Activity during 2000:
        Issued                         5,137       3,721           0      8,858           6,754           0           0      6,754
        Redeemed                        (946)       (327)          0     (1,273)         (2,100)          0           0     (2,100)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000   21,940       3,394           0     25,334          21,793           0           0     21,793
   Activity during 2001:
        Issued                           281       4,989          22      5,292             725           0           0        725
        Redeemed                      (4,763)     (4,015)          0     (8,778)         (3,785)          0           0     (3,785)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001   17,458       4,368          22     21,848          18,733           0           0     18,733
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========

                                           MFS Investors Trust Series                             AIM V.I. Value Fund
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000          0           0           0          0          26,007           0           0     26,007
   Activity during 2000:
        Issued                             0         963           0        963           3,800       3,220           0      7,020
        Redeemed                           0        (203)          0       (203)         (3,091)       (413)          0     (3,504)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000        0         760           0        760          26,716       2,807           0     29,523
   Activity during 2001:
        Issued                             0       2,237          20      2,257           2,001       5,978           2      7,981
        Redeemed                           0      (1,269)          0     (1,269)         (4,080)     (4,779)          0     (8,859)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001        0       1,728          20      1,748          24,637       4,006           2     28,645
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========

                                       AIM V.I. Capital Appreciation Fund                 AIM V.I. International Equity Fund
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000      8,479           0           0      8,479               0           0           0          0
   Activity during 2000:
        Issued                         4,351           0           0      4,351               0      13,115           0     13,115
        Redeemed                        (137)          0           0       (137)              0     (10,369)          0    (10,369)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000   12,693           0           0     12,693               0       2,746           0      2,746
   Activity during 2001:
        Issued                           255           0           0        255               0      44,178          10     44,188
        Redeemed                      (2,446)          0           0     (2,446)              0     (43,265)          0    (43,265)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001   10,502           0           0     10,502               0       3,659          10      3,669
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========

                                             Davis Value Portfolio                           Total Return Bond Portfolio
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000          0           0           0          0               0           0           0          0
   Activity during 2000:
        Issued                             0       3,060           0      3,060               0       4,387           0      4,387
        Redeemed                           0         (36)          0        (36)              0        (253)          0       (253)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000        0       3,024           0      3,024               0       4,134           0      4,134
   Activity during 2001:
        Issued                         6,743       4,455          68     11,266               0       9,340         479      9,819
        Redeemed                         (15)       (547)          0       (562)              0      (3,158)       (110)    (3,268)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001    6,728       6,932          68     13,728               0      10,316         369     10,685
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========

                                           Small Cap Value Portfolio                              Trend Series
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000          0           0           0          0               0           0           0          0
   Activity during 2000:
        Issued                             0         873           0        873               0       1,784           0      1,784
        Redeemed                           0        (130)          0       (130)              0        (203)          0       (203)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000        0         743           0        743               0       1,581           0      1,581
   Activity during 2001:
        Issued                             0       5,102         178      5,280               0      10,570          27     10,597
        Redeemed                           0      (1,111)        (23)    (1,134)              0     (10,032)         (1)   (10,033)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001        0       4,734         155      4,889               0       2,119          26      2,145
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========

                                              Emerging Growth Portfolio                          VP International Fund
                                  Retirement  Retirement  Retirement                 Retirement  Retirement  Retirement
                                     Plus        Power     Optimizer    Total           Plus        Power     Optimizer    Total
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000          0           0           0          0               0           0           0          0
   Activity during 2000:
        Issued                             0       8,404           0      8,404               0           0           0          0
        Redeemed                           0        (179)          0       (179)              0           0           0          0
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000        0       8,225           0      8,225               0           0           0          0
   Activity during 2001:
        Issued                             0       9,514          26      9,540           4,271           0           0      4,271
        Redeemed                           0     (12,313)         (3)   (12,316)            (38)          0           0        (38)
                                  ----------  ----------  ----------  ----------     ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001        0       5,426          23      5,449           4,233           0           0      4,233
                                  ==========  ==========  ==========  ==========     ==========  ==========  ==========  ==========


9. Allocation of Income to Series

   The following table presents income by investment division for the year ended December 31, 2001:

                                                                    Retirement       Retirement       Retirement
   (In thousands)                                                      Plus             Power         Optimizer          Total
                                 2001                            ---------------- ---------------- ---------------- ----------------
   Investments in Merrill Lynch Variable Series Funds, Inc.:
     Domestic Money Market Fund                                  $         9,006  $         2,055  $             4  $        11,065
     Core Bond Focus Fund                                                 23,680                0                0           23,680
     High Current Income Fund                                              9,783                0                0            9,783
     Large Cap Core Focus Fund                                           (57,520)               0                0          (57,520)
     Small Cap Value Focus Fund                                          141,715                0                0          141,715
     American Balanced Fund                                              (10,734)               0                0          (10,734)
     Natural Resources Focus Fund                                         (1,665)               0                0           (1,665)
     Global Allocation Focus Fund                                        (47,872)               0                0          (47,872)
     Utilities and Telecommunications Focus Fund                         (11,727)               0                0          (11,727)
     International Equity Focus Fund                                      (9,622)               0                0           (9,622)
     Global Bond Focus Fund                                               (1,261)               0                0           (1,261)
     Basic Value Focus Fund                                               23,734            4,580               80           28,394
     Government Bond Fund                                                 17,538            1,059              (10)          18,587
     Developing Capital Markets Focus Fund                                  (254)               0                0             (254)
     Index 500 Fund                                                      (55,456)          (2,740)              17          (58,179)
     Global Growth Focus Fund                                            (59,602)               0                0          (59,602)
     Balanced Capital Focus Fund                                          (1,269)               0                0           (1,269)
     Focus Twenty Select Fund                                            (45,585)               0                0          (45,585)
     Large Cap Value Focus Fund                                              152                0                0              152
     Fundamental Growth Focus Fund                                            70           (7,135)              21           (7,044)
                                                                                                                                  0
   Investments in Mercury HW Variable Trust:                                                                                      0
     Mercury HW International Value VIP Portfolio                        (55,413)           2,715                8          (52,690)

   Investments in Mercury V.I. Funds, Inc.:
     Large Cap Growth Focus Fund                                          (3,750)               0                0           (3,750)

   Investments in Defined Asset Funds, Equity Investor Fund:
     2000 ML Select Ten V.I. Trust                                           793                0                0              793

   Investments in Alliance Variable Products Series Fund, Inc.:
     Quasar Portfolio                                                    (20,366)               0                0          (20,366)
     Premier Growth Portfolio                                           (165,215)         (10,324)               6         (175,533)
     Growth and Income Portfolio                                               0           (3,474)              14           (3,460)
     Technology Portfolio                                                    503                0                0              503

   Investments in MFS Variable Insurance Trust:
     MFS Emerging Growth Series                                         (161,089)         (10,378)               9         (171,458)
     MFS Research Series                                                 (82,916)               0                0          (82,916)
     MFS Investor Trust Series                                                 0           (1,857)               3           (1,854)

   Investments in AIM Variable Insurance Funds, Inc.:
     AIM V.I. Value Fund                                                 (63,494)          (3,771)               0          (67,265)
     AIM V.I. Capital Appreciation Fund                                  (50,219)               0                0          (50,219)
     AIM V.I. International Equity Fund                                        0           (4,259)               1           (4,258)

   Investment in Davis Variable Account Fund, Inc.:
     Davis Value Portfolio                                                   265           (5,019)              23           (4,731)

   Investment in PIMCO Variable Insurance Trust:
     Total Return Bond Portfolio                                               0            5,556              (20)           5,536

   Investment in Seligman Portfolios, Inc.:
     Small Cap Value Portfolio                                                 0           11,659              141           11,800

   Investment in Delaware Group Premium Fund:
     Trend Series                                                              0           (3,128)              20           (3,108)

   Investment in Van Kampen Life Investment Trust:
     Emerging Growth Portfolio                                                 0          (31,350)               2          (31,348)

   Investment in American Century Variable Portfolios, Inc.:
     VP International Fund                                                   490                0                0              490

9. Allocation of Income to Series (continued)
   The following table presents income by investment division for the year ended December 31, 2000:

   (In thousands)                                                   Retirement       Retirement       Retirement
                                 2000                                  Plus             Power         Optimizer          Total
                                                                 ---------------- ---------------- ---------------- ----------------
   Investments in Merrill Lynch Variable Series Funds, Inc.:
     Domestic Money Market Fund                                  $        16,759  $         1,454  $             0  $        18,213
     Core Bond Focus Fund                                                 37,646                0                0           37,646
     High Current Income Fund                                            (34,020)               0                0          (34,020)
     Large Cap Core Focus Fund                                           (82,031)               0                0          (82,031)
     Small Cap Value Focus Fund                                           60,496                0                0           60,496
     American Balanced Fund                                               (3,297)               0                0           (3,297)
     Natural Resources Focus Fund                                          4,343                0                0            4,343
     Global Allocation Focus Fund                                        (62,916)               0                0          (62,916)
     Utilities and Telecommunications Focus Fund                          (3,959)               0                0           (3,959)
     International Equity Focus Fund                                     (26,880)               0                0          (26,880)
     Global Bond Focus Fund                                                 (642)               0                0             (642)
     Basic Value Focus Fund                                               91,604              497                0           92,101
     Government Bond Fund                                                 30,128              286                0           30,414
     Developing Capital Markets Focus Fund                               (23,296)               0                0          (23,296)
     Index 500 Fund                                                      (48,069)          (1,499)               0          (49,568)
     Global Growth Focus Fund                                            (45,880)               0                0          (45,880)
     Balanced Capital Focus Fund                                           1,525                0                0            1,525
     Focus Twenty Select Fund                                            (10,827)               0                0          (10,827)
     Fundamental Growth Focus Fund                                             0           (2,102)               0           (2,102)

   Investments in Mercury V.I. Funds, Inc.:
     Large Cap Growth Focus Fund                                          (5,330)               0                0           (5,330)

   Investments in Mercury HW Variable Trust:
     Mercury HW International Value VIP Portfolio                          5,653            1,784                0            7,437

   Investments in Defined Asset Funds, Equity Investor Fund:
     2000 ML Select Ten V.I. Trust                                         3,238                0                0            3,238
     1999 ML Select Ten V.I. Trust                                        (1,882)               0                0           (1,882)

   Investments in Alliance Variable Products Series Fund, Inc.:
     Quasar Portfolio                                                     (9,948)               0                0           (9,948)
     Premier Growth Portfolio                                           (201,910)          (6,903)               0         (208,813)
     Growth and Income Portfolio                                               0              548                0              548

   Investments in MFS Variable Insurance Trust:
     MFS Emerging Growth Series                                         (121,210)          (3,477)               0         (124,687)
     MFS Research Series                                                 (28,025)               0                0          (28,025)
     MFS Investor Trust Series                                                 0              (71)               0              (71)

   Investments in AIM Variable Insurance Funds, Inc.:
     AIM V.I. Value Fund                                                 (91,096)          (2,505)               0          (93,601)
     AIM V.I. Capital Appreciation Fund                                  (34,954)               0                0          (34,954)
     AIM V.I. International Equity Fund                                        0           (1,891)               0           (1,891)

   Investment in Davis Variable Account Fund, Inc.:
     Davis Value Portfolio                                                     0              370                0              370

   Investment in PIMCO Variable Insurance Trust:
     Total Return Bond Portfolio                                               0            1,626                0            1,626

   Investment in Seligman Portfolios, Inc.:
     Small Cap Value Portfolio                                                 0            1,122                0            1,122

   Investment in Delaware Group Premium Fund:
     Trend Series                                                              0           (2,491)               0           (2,491)

   Investment in Van Kampen Life Investment Trust:
     Emerging Growth Portfolio                                                 0          (10,997)               0          (10,997)



INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Life Variable Annuity Separate Account B, comprised of the Reserve Assets Fund, as of December 31, 2001 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2001. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Merrill Lynch Life Variable Annuity Separate Account B Reserve Assets Fund, as of December 31, 2001, the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche, LLP
New York, New York

March 1, 2002


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

==================================================================================================================================
                                                                                                                    Reserve
                                                                                                                     Assets
                                                                                                                      Fund
(In thousands, except unit values)                                                                          ======================


Assets
   Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
      Reserve Assets Fund, 8,026 shares
         (Cost $8,026)                                                                                      $               8,026
                                                                                                            ----------------------

         Total Net Assets                                                                                   $               8,026
                                                                                                            ======================


Net Assets
   Accumulation Units                                                                                       $               8,026
                                                                                                            ======================

   Units Outstanding (Note 7)                                                                                                 552
                                                                                                            ======================

   Unit Value                                                                                               $               14.53
                                                                                                            ======================


See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

==================================================================================================================================

                                                                                     =============================================
                                                                                                    Reserve Assets Fund

                                                                                               2001                   2000
(In thousands)                                                                       ====================== ======================

Investment Income:
 Reinvested Dividends (Note 2)                                                       $                 351  $                 681
 Mortality and Expense Charges (Note 3)                                                                (60)                   (77)
                                                                                     ---------------------- ----------------------
  Net Investment Income                                                                                291                    604
                                                                                     ---------------------- ----------------------

Net Increase in Net Assets
 Resulting from Operations                                                                             291                    604
                                                                                     ---------------------- ----------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                                143                    550
 Contract Owner Withdrawals                                                                        (55,538)               (71,771)
 Transfers In (Note 4)                                                                              52,625                 69,039
 Contract Maintenance Charges (Note 3)                                                                  (2)                    (2)
                                                                                     ---------------------- ----------------------
 Net Decrease in Net Assets
  Resulting from Contract Transactions                                                              (2,772)                (2,184)
                                                                                     ---------------------- ----------------------

Total Decrease in Net Assets                                                                        (2,481)                (1,580)
Net Assets, Beginning of Period                                                                     10,507                 12,087
                                                                                     ---------------------- ----------------------
Net Assets, End of Period                                                            $               8,026  $              10,507
                                                                                     ====================== ======================


See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account B ("Separate Account B"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account B is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account B is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of one investment division. The investment division invests in the shares of the Reserve Assets Fund portfolio of the Merrill Lynch Variable Series Funds, Inc. The investment advisor to the Reserve Assets Fund portfolio is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co.

   The assets of Separate Account B are registered in the name of Merrill Lynch Life. Separate Account B's assets are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   B provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment division are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying fund, which values its investments at market value. Dividend income is recognized on the ex-dividend date. All dividends are automatically reinvested. Investment transactions are recorded on the trade date.

   The operations of Separate Account B are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in Separate Account B and deducts a daily charge at a rate of 0.65% (on an annual basis) of the net assets of Separate Account B to cover these risks.

   Merrill Lynch Life deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

4. TRANSFERS IN

   Transfers   in  include  transfers  from  the  investment
   divisions of Merrill Lynch Life Variable Annuity Separate
   Account A.

5. UNIT VALUES

   The following is a summary of unit values and units outstanding for variable annuity contracts and the expenses as a percentage of average net assets, excluding expenses of the underlying fund, for each of the five years in the period ended December 31, 2001. Total return calculations represent the effective yield for the seven day period ended December 31.

   Reserve Assets Fund
   -------------------                            Expenses
                               Net Assets        as a % of
                  Units   --------------------    Average    Total
   December 31,  (000's)  Unit Value   (000's)   Net Assets  Return
   ----------------------------------------------------------------
     2001          552      $14.53     $ 8,026      0.65%     1.00%
     2000          746       14.09      10,507      0.65      5.10
     1999          903       13.39      12,087      0.65      4.30
     1998          913       12.87      11,752      0.65      4.02
     1997          919       12.32      11,307      0.65      4.67

6. PURCHASES AND SALES OF INVESTMENTS

   The  cost  of  purchases  and  proceeds  from   sales  of
   investments for the year ended December 31, 2001 were as follows:

   (In thousands)
                               Purchases        Sales
	                       ------------   ------------
   Reserve Assets Fund       $      1,816   $      4,297
                             ============   ============


7. UNITS ISSUED AND REDEEMED

   Units issued and redeemed by Separate Account B during 2001 and 2000 were as follows:

                                            Reserve
	                                      Assets
			                           Fund
             		                  ==========
   (In thousands)

   Outstanding at January 1, 2000               903
   Activity during 2000:
     Issued                                     371
     Redeemed                                  (528)
                                          ----------
   Outstanding at December 31, 2000             746
   Activity during 2001:
     Issued                                     109
     Redeemed                                  (303)
                                          ----------
   Outstanding at December 31, 2001             552
                                          ==========

INDEPENDENT AUDITORS' REPORT

The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2001 and 2000, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.






Deloitte & Touche, LLP
New York, New York

February 25, 2002

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2001 AND 2000
(Dollars in thousands, except common stock par value and shares)
================================================================================

ASSETS                                                                                   2001                2000
------                                                                                   ----                ----
INVESTMENTS:
    Fixed maturity securities, at estimated fair value
       (amortized cost: 2001 - $2,009,129; 2000 - $2,050,333)                      $     2,007,123     $     2,012,016
    Equity securities, at estimated fair value
       (cost: 2001 - $167,959; 2000 - $218,632)                                            163,701             204,617
    Trading account securities, at estimated fair value                                     23,636              24,859
    Real estate held-for-sale                                                               19,447              19,447
    Limited partnerships, at cost                                                           11,270              10,413
    Policy loans on insurance contracts                                                  1,194,478           1,193,690
                                                                                  ------------------  -----------------

       Total Investments                                                                 3,419,655           3,465,042


CASH AND CASH EQUIVALENTS                                                                  130,429              92,730
ACCRUED INVESTMENT INCOME                                                                   69,884              71,001
DEFERRED POLICY ACQUISITION COSTS                                                          470,938             494,088
FEDERAL INCOME TAXES - DEFERRED                                                                  -              10,902
REINSURANCE RECEIVABLES                                                                      9,428               3,090
AFFILIATED RECEIVABLES - NET                                                                     -                 667
RECEIVABLES FROM SECURITIES SOLD                                                             2,317               2,578
OTHER ASSETS                                                                                41,912              40,614
SEPARATE ACCOUNTS ASSETS                                                                11,305,453          12,362,798
                                                                                  ------------------  -----------------




TOTAL ASSETS                                                                       $    15,450,016     $    16,543,510
                                                                                  ==================  =================

See accompanying notes to financial statements.

================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY                                                     2001                2000
------------------------------------                                                     ----                ----
LIABILITIES:
    POLICYHOLDER LIABILITIES AND ACCRUALS:
       Policyholders' account balances                                             $     3,255,791     $     3,421,873
       Claims and claims settlement expenses                                                95,020              85,673
                                                                                  ------------------  -----------------
                  Total policyholder liabilities and accruals                            3,350,811           3,507,546

    OTHER POLICYHOLDER FUNDS                                                                14,239              17,678
    LIABILITY FOR GUARANTY FUND ASSESSMENTS                                                  8,449              10,250
    FEDERAL INCOME TAXES - DEFERRED                                                         13,931                   -
    FEDERAL INCOME TAXES - CURRENT                                                           5,522               5,134
    PAYABLES FOR SECURITIES PURCHASED                                                       29,795               1,328
    AFFILIATED PAYABLES - NET                                                                3,736                   -
    UNEARNED POLICY CHARGE REVENUE                                                         113,676             101,182
    OTHER LIABILITIES                                                                        7,594              32,074
    SEPARATE ACCOUNTS LIABILITIES                                                       11,298,821          12,356,035
                                                                                  ------------------  -----------------
                  Total Liabilities                                                     14,846,574          16,031,227
                                                                                  ------------------  -----------------

STOCKHOLDER'S EQUITY:
    Common stock ($10 par value; authorized: 1,000,000 shares; issued and
       outstanding: 250,000 shares)                                                          2,500               2,500
    Additional paid-in capital                                                             347,324             347,324
    Retained earnings                                                                      273,046             194,808
    Accumulated other comprehensive loss                                                   (19,428)            (32,349)
                                                                                  ------------------  -----------------
                  Total Stockholder's Equity                                               603,442             512,283
                                                                                  ------------------  -----------------


TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                         $    15,450,016     $    16,543,510
                                                                                  ==================  =================

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Dollars in thousands)
================================================================================

                                                                            2001            2000           1999
                                                                            ----            ----           ----
REVENUES:

   Policy charge revenue                                               $     253,837   $     268,252  $      233,029
   Net investment income                                                     221,872         239,173         253,835
   Net realized investment gains (losses)                                    (13,844)             59           8,875
                                                                       -------------   -------------  --------------

               Total Revenues                                                461,865         507,484         495,739
                                                                       -------------   -------------  --------------

BENEFITS AND EXPENSES:
   Interest credited to policyholders' account balances                      153,111         164,216         175,839
   Market value adjustment expense                                             2,296             481           2,400
   Policy benefits (net of reinsurance recoveries: 2001 - $16,562;
      2000 - $14,594; 1999 - $14,175)                                         37,773          21,616          32,983
   Reinsurance premium ceded                                                  24,535          23,913          21,691
   Amortization of deferred policy acquisition costs                          59,335          53,523          65,607
   Insurance expenses and taxes                                               65,700          57,592          53,377
                                                                       -------------   -------------  --------------

               Total Benefits and Expenses                                   342,750         321,341         351,897
                                                                       -------------   -------------  --------------

                  Earnings Before Federal Income Tax Provision               119,115         186,143         143,842
                                                                       -------------   -------------  --------------

FEDERAL INCOME TAX PROVISION (BENEFIT):
   Current                                                                    23,002          43,531          48,846
   Deferred                                                                   17,875          16,931          (1,135)
                                                                       -------------   -------------  --------------

               Total Federal Income Tax Provision                             40,877          60,462          47,711
                                                                       -------------   -------------  --------------


NET EARNINGS                                                           $      78,238   $     125,681  $       96,131
                                                                       =============   =============  ==============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Dollars in thousands)
================================================================================

                                                                                      2001           2000           1999
                                                                                      ----           ----           ----
NET EARNINGS                                                                     $     78,238   $   125,681    $   96,131
                                                                                 -------------  -------------  -------------

OTHER COMPREHENSIVE INCOME (LOSS):

   Net unrealized gains (losses) on available-for-sale securities:
      Net unrealized holding gains (losses) arising during the period                  31,567        64,027      (143,202)
      Reclassification adjustment for (gains) losses included in net earnings          13,361           428        (8,347)
                                                                                 -------------  -------------  -------------

       Net unrealized gains (losses) on investment securities                          44,928        64,455      (151,549)

      Adjustments for:
              Policyholder liabilities                                                 (9,498)      (13,859)       31,959
              Deferred policy acquisition costs                                       (15,551)      (23,310)       42,890
              Deferred federal income taxes                                            (6,958)       (9,550)       26,845
                                                                                 -------------  -------------  -------------

   Total other comprehensive income (loss), net of tax                                 12,921        17,736       (49,855)
                                                                                 -------------  -------------  -------------

COMPREHENSIVE INCOME                                                             $     91,159   $   143,417    $   46,276
                                                                                 =============  =============  =============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Dollars in thousands, except common stock par value and shares)
================================================================================

                                                                                          Accumulated
                                                           Additional                        other            Total
                                               Common       paid-in       Retained       comprehensive    stockholder's
                                               stock        capital       earnings            loss            equity
                                            -----------  -------------  ------------   -----------------  --------------
BALANCE, JANUARY 1, 1999                    $     2,000  $     347,324  $    173,496   $            (230) $      522,590

   Stock dividend paid to parent
      ($10 par value, 50,000 shares)                500                         (500)                                  -
   Cash dividend paid to parent                                             (135,000)                           (135,000)
   Net earnings                                                               96,131                              96,131
   Other comprehensive loss, net of tax                                                          (49,855)        (49,855)
                                            -----------  -------------  ------------   -----------------  --------------

BALANCE, DECEMBER 31, 1999                        2,500        347,324       134,127             (50,085)        433,866

   Cash dividend paid to parent                                              (65,000)                            (65,000)
   Net earnings                                                              125,681                             125,681
   Other comprehensive income, net of tax                                                         17,736          17,736
                                            -----------  -------------  ------------   -----------------  --------------

BALANCE, DECEMBER 31, 2000                        2,500        347,324       194,808             (32,349)        512,283

   Net earnings                                                               78,238                              78,238
   Other comprehensive income, net of tax                                                         12,921          12,921
                                            -----------  -------------  ------------   -----------------  --------------

BALANCE, DECEMBER 31, 2001                  $     2,500  $     347,324  $    273,046   $         (19,428) $      603,442
                                            ===========  =============  ============   =================  ==============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Dollars in thousands)
================================================================================

                                                                                  2001             2000            1999
                                                                                  ----             ----            ----
Cash Flows From Operating Activities:
  Net earnings                                                              $        78,238  $       125,681  $       96,131
  Noncash items included in earnings:
    Amortization of deferred policy acquisition costs                                59,335           53,523          65,607
    Capitalization of policy acquisition costs                                      (51,736)         (95,006)        (92,992)
    Accretion of investments                                                         (1,033)          (1,338)         (1,649)
    Interest credited to policyholders' account balances                            153,111          164,216         175,839
    Provision (benefit) for deferred Federal income tax                              17,875           16,931          (1,135)
  (Increase) decrease in operating assets:
    Accrued investment income                                                         1,117            2,166             292
    Reinsurance receivables                                                          (6,338)           1,104          (1,301)
    Affiliated receivables                                                              667             (380)           (287)
    Other                                                                            (1,298)           6,827            (929)
  Increase (decrease) in operating liabilities:
    Claims and claims settlement expenses                                             9,347              (23)         21,771
    Other policyholder funds                                                         (3,439)          (7,417)          4,293
    Liability for guaranty fund assessments                                          (1,801)          (4,639)          1,025
    Federal income taxes - current                                                      388           (7,672)         (3,034)
    Affiliated payables                                                               3,736                -            (822)
    Unearned policy charge revenue                                                   12,494           23,519          22,428
    Other                                                                           (24,695)           6,206           1,595
  Other operating activities:
    Net realized investment (gains) losses (excluding losses on cash and
     cash equivalents)                                                               13,844              (60)         (8,892)
                                                                            ---------------- ---------------- ----------------

      Net cash and cash equivalents provided by operating activities                259,812          283,638         277,940
                                                                            ---------------- ---------------- ----------------

Cash Flow From Investing Activities:
  Proceeds from (payments for):
    Sales of available-for-sale securities                                          279,420          143,373         595,836
    Maturities of available-for-sale securities                                     342,148          260,953         378,914
    Purchases of available-for-sale securities                                     (512,979)        (243,292)       (748,436)
    Trading account securities                                                         (214)            (372)           (154)
    Sales of real estate held-for-sale                                                    -            1,375          13,282
    Policy loans on insurance contracts                                                (788)         (34,527)        (19,707)
    Recapture of investment in separate accounts                                          -              665          12,267
    Investment in separate accounts                                                  (1,009)          (2,195)         (5,381)
                                                                            ---------------- ---------------- ----------------

      Net cash and cash equivalents provided by investing activities                106,578          125,980         226,621
                                                                            ---------------- ---------------- ----------------

See accompanying notes to financial statements.                      (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Continued)(Dollars in thousands)
================================================================================

                                                                                     2001               2000               1999
                                                                                     ----               ----               ----
Cash Flows from Financing Activities:
  Proceeds from (payments for):
    Dividends paid to parent                                                   $             -    $       (65,000)   $     (135,000)
    Policyholder deposits                                                            1,090,788          1,469,839         1,196,120
    Policyholder withdrawals (including transfers to/from separate accounts)        (1,419,479)        (1,813,908)       (1,568,877)
                                                                               ---------------    ---------------    --------------

      Net cash and cash equivalents used by financing activities                      (328,691)          (409,069)         (507,757)
                                                                               ---------------    ---------------    --------------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                    37,699                549            (3,196)

CASH AND CASH EQUIVALENTS
   Beginning of year                                                                    92,730             92,181            95,377
                                                                               ---------------    ---------------    --------------

   End of year                                                                 $       130,429    $        92,730    $       92,181
                                                                               ===============    ===============    ==============

Supplementary Disclosure of Cash Flow Information:
   Cash paid to affiliates for:
      Federal income taxes                                                     $        22,614    $        51,203    $       51,880
      Interest                                                                             639                850               688

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)
================================================================================

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

DESCRIPTION OF BUSINESS: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

The Company sells non-participating life insurance and annuity products including variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. During 2001, the Company discontinued manufacturing and marketing estate planning life insurance products. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

The significant accounting policies and related judgements underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgements that frequently require estimates about matters that are inherently uncertain. Many of these policies are common in the insurance industry; others are specific to the Company's business and operations.

For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for mortality and expense risks, administration fees, and annual contract maintenance charges, as well as withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

Revenues for variable life insurance contracts consist of policy charges for mortality and expense risks, cost of insurance fees, and amortization of front-end and deferred sales charges, as well as withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance - not currently marketed) consist of investment income and withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

INVESTMENTS: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of a security is other-than-temporary, based on the review of current market conditions and credit quality, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the dividend declaration date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

Real estate held-for-sale is stated at estimated fair value less estimated selling costs.

Policy loans on insurance contracts are stated at unpaid principal balances.

Investments in limited partnerships are carried at cost.

DEFERRED POLICY ACQUISITION COSTS: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                                                          2001                   2000                    1999
                                                          ----                   ----                    ----
    Beginning balance                               $      105,503         $       102,074         $       101,793
    Capitalized amounts                                        147                  10,891                  11,759
    Interest accrued                                         7,913                   7,656                   7,634
    Amortization                                           (17,694)                (15,118)                (19,112)
                                                    ----------------       ----------------        ----------------
    Ending balance                                  $       95,869         $       105,503         $       102,074
                                                    ================       ================        ================

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                                      2002                 $ 5,043
                                      2003                 $ 5,169
                                      2004                 $ 5,506
                                      2005                 $ 5,910
                                      2006                 $ 6,810

SEPARATE ACCOUNTS: Separate Accounts are established in conformity with Arkansas State Insurance law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 2001 and 2000, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $6,632 and $6,763, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

Net investment income and net realized and unrealized gains (losses) attributable to Separate Accounts assets accrue directly to contract owners and are not reported as revenue in the Company's statements of earnings.

Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the balance sheets.

POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

    Interest-sensitive life products                          4.00% - 4.85%
    Interest-sensitive deferred annuities                     1.00% - 7.40%
    Immediate annuities                                       3.00% - 11.00%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

UNEARNED POLICY CHARGE REVENUE: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

DERIVATIVES: On January 1, 2001, the Company adopted the provisions of SFAS No. 133, as amended, Accounting for Derivative Instruments and Hedging Activities ("SFAS No. 133"). SFAS No.133 requires the Company to recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. At December 31, 2001, the fair value of derivatives was immaterial. The accounting treatment for changes in fair value for derivatives is dependent upon whether the derivative qualifies for hedge accounting. As defined by SFAS No. 133, the Company does not have any derivatives that qualify for hedge accounting and, as such, changes in fair value of the Company's derivatives instruments are recorded in earnings. At December 31, 2001, the change in fair value of derivatives did not have a material impact on earnings.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                                                          2001             2000
                                                                                     --------------- ---------------
    Assets:
       Fixed maturity securities (1)                                                 $   2,007,123   $    2,012,016
       Equity securities (1)                                                               163,701          204,617
       Trading account securities (1)                                                       23,636           24,859
       Limited partnerships (2)                                                             11,270           10,413
       Policy loans on insurance contracts (3)                                           1,194,478        1,193,690
       Cash and cash equivalents (4)                                                       130,429           92,730
       Separate Accounts assets (5)                                                     11,305,453       12,362,798
                                                                                     --------------- ---------------

    Total financial instruments                                                      $  14,836,090   $   15,901,123
                                                                                     =============== ===============

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2001 and 2000, securities without a readily ascertainable market value, having an amortized cost of $443,607 and $479,301, had an estimated fair value of $438,897 and $469,397, respectively.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3. INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                                     2001
                                                        --------------------------------------------------------------
                                                            Cost /          Gross           Gross          Estimated
                                                          Amortized       Unrealized      Unrealized          Fair
                                                             Cost           Gains           Losses           Value
                                                        --------------  --------------  --------------   -------------
    Fixed maturity securities:
       Corporate debt securities                        $    1,807,398  $       36,673  $       41,417   $   1,802,654
       Mortgage-backed securities                               69,216           3,246              30          72,432
       U.S. Government and agencies                             97,905           1,503           2,104          97,304
       Foreign governments                                      18,739             263             765          18,237
       Municipals                                               15,871             637              12          16,496
                                                        --------------  --------------  --------------   -------------

             Total fixed maturity securities            $    2,009,129  $       42,322  $       44,328   $   2,007,123
                                                        ==============  ==============  ==============   =============

    Equity securities:
       Non-redeemable preferred stocks                  $      167,959  $        1,479  $        5,737   $     163,701
                                                        ==============  ==============  ==============   =============



                                                                                     2000
                                                        --------------------------------------------------------------
                                                            Cost /          Gross           Gross         Estimated
                                                          Amortized       Unrealized      Unrealized         Fair
                                                             Cost           Gains           Losses          Value
                                                        --------------  --------------  --------------  --------------
    Fixed maturity securities:
       Corporate debt securities                        $    1,765,321  $       14,566  $       50,489  $    1,729,398
       Mortgage-backed securities                               96,815           2,609              73          99,351
       U.S. Government and agencies                            147,648             721           3,227         145,142
       Foreign governments                                      24,451             115           2,870          21,696
       Municipals                                               16,098             339               8          16,429
                                                        --------------  --------------  --------------  --------------

             Total fixed maturity securities            $    2,050,333  $       18,350  $       56,667  $    2,012,016
                                                        ==============  ==============  ==============  ==============

    Equity securities:
       Non-redeemable preferred stocks                  $      218,632  $          501  $       14,516  $      204,617
                                                        ==============  ==============  ==============  ==============

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001 by contractual maturity were:

                                                                                                      Estimated
                                                                     Amortized                           Fair
                                                                        Cost                            Value
                                                                 -----------------                -----------------
    Fixed maturity securities:
       Due in one year or less                                   $        280,072                 $        282,495
       Due after one year through five years                              873,873                          883,759
       Due after five years through ten years                             478,164                          469,448
       Due after ten years                                                307,804                          298,989
                                                                 -----------------                -----------------
                                                                        1,939,913                        1,934,691

       Mortgage-backed securities                                          69,216                           72,432
                                                                 -----------------                -----------------

          Total fixed maturity securities                        $      2,009,129                 $      2,007,123
                                                                 =================                =================

Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001 by rating agency equivalent were:

                                                                                                      Estimated
                                                                     Amortized                           Fair
                                                                        Cost                            Value
                                                                 -----------------                -----------------
    AAA                                                          $        291,597                 $        294,516
    AA                                                                    184,301                          183,964
    A                                                                     555,642                          561,610
    BBB                                                                   887,364                          883,612
    Non-investment grade                                                   90,225                           83,421
                                                                 -----------------                -----------------

          Total fixed maturity securities                        $      2,009,129                 $      2,007,123
                                                                 =================                =================

The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive loss at December 31 were as follows:

                                                                                       2001                       2000
                                                                                       ----                       ----
    Assets:
        Fixed maturity securities                                                $        (2,006)           $       (38,317)
        Equity securities                                                                 (4,258)                   (14,015)
        Deferred policy acquisition costs                                                  3,706                     19,257
        Federal income taxes - deferred                                                        -                     17,419
        Separate Accounts assets                                                          (1,493)                      (353)
                                                                                 ----------------           ----------------
                                                                                          (4,051)                   (16,009)
                                                                                 ----------------           ----------------

    Liabilities:
        Federal income taxes - deferred                                                  (10,461)                         -
        Policyholders' account balances                                                   25,838                     16,340
                                                                                 ----------------           ----------------
                                                                                          15,377                     16,340
                                                                                 ----------------           ----------------

    Stockholder's equity:
        Accumulated other comprehensive loss                                     $       (19,428)           $       (32,349)
                                                                                 ================           ================

The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains (losses) on trading account securities included in net realized investment gains (losses) were $462, ($3,614) and $3,112 at December 31, 2001, 2000 and 1999, respectively.

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                                                         2001             2000            1999
                                                                         ----             ----            ----
    Proceeds                                                       $      279,420   $     143,373   $      595,836
    Gross realized investment gains                                         4,913           1,342           12,196
    Gross realized investment losses                                      (17,320)          4,319           15,936

The Company had investment securities with a carrying value of $25,859 and $25,118 that were deposited with insurance regulatory authorities at December 31, 2001 and 2000, respectively.

Excluding investments in U.S. Government and Agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

Net investment income arose from the following sources for the years ended December 31:

                                                                       2001               2000               1999
                                                                       ----               ----               ----
    Fixed maturity securities                                    $       139,285    $       155,664    $      170,376
    Equity securities                                                     15,342             17,011            16,670
    Real estate held-for-sale                                                924              3,375             3,792
    Policy loans on insurance contracts                                   62,695             61,411            60,445
    Cash and cash equivalents                                              7,578              7,504             7,955
    Other                                                                    335                 35                88
                                                                 ----------------   ----------------   ----------------

    Gross investment income                                              226,159            245,000           259,326
    Less investment expenses                                              (4,287)            (5,827)           (5,491)
                                                                 ----------------   ----------------   ----------------

    Net investment income                                        $       221,872    $       239,173    $      253,835
                                                                 ================   ================   ================


Net realized investment gains (losses), including other-than-temporary writedowns in carrying value, for the years ended December 31 were as follows:

                                                                       2001               2000               1999
                                                                       ----               ----               ----
    Fixed maturity securities                                    $      (12,035)    $       (1,531)    $      (3,721)
    Equity securities                                                      (372)            (1,446)              (19)
    Trading account securities                                           (1,437)             2,275             4,778
    Investment in Separate Accounts                                           -                 12               460
    Real estate held-for-sale                                                 -                750             7,394
    Cash and cash equivalents                                                 -                 (1)              (17)
                                                                 ----------------   ----------------   ----------------

    Net realized investment gains (losses)                       $      (13,844)    $           59     $       8,875
                                                                 ================   ================   ================

NOTE 4. FEDERAL INCOME TAXES

The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                                            2001               2000              1999
                                                                            ----               ----              ----
    Provision for income taxes computed at Federal statutory rate     $        41,690    $       65,150    $        50,345
    Increase (decrease) in income taxes resulting from:
         Dividend received deduction                                           (1,024)           (1,758)            (1,594)
         Foreign tax credit                                                      (310)           (2,930)            (1,040)
         Non-deductible fees                                                      521                 -                  -
                                                                      ---------------    --------------    ---------------
    Federal income tax provision                                      $        40,877    $       60,462    $        47,711
                                                                      ===============    ==============    ===============

The Federal statutory rate for each of the three years in the period ended December 31, 2001 was 35%.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                           2001           2000           1999
                                                                           ----           ----           ----
    Deferred policy acquisition costs                                $      (2,336)  $     13,254   $       8,822
    Policyholders' account balances                                         19,520          2,589          (9,635)
    Liability for guaranty fund assessments                                    630          1,624            (359)
    Investment adjustments                                                      61           (536)            (27)
    Other                                                                        -              -              64
                                                                     -------------   ------------   -------------

    Deferred Federal income tax provision (benefit)                  $      17,875   $     16,931   $      (1,135)
                                                                     =============   ============   =============

Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                                    2001                  2000
                                                                                    ----                  ----
    Deferred tax assets:
        Policyholders' account balances                                        $       93,658       $      113,178
        Investment adjustments                                                          2,453                2,514
        Liability for guaranty fund assessments                                         2,957                3,587
        Net unrealized investment loss on investment securities                        10,461               17,419
                                                                               ---------------      ----------------
             Total deferred tax assets                                                109,529              136,698
                                                                               ---------------      ----------------

    Deferred tax liabilities:
        Deferred policy acquisition costs                                             119,472              121,808
        Other                                                                           3,988                3,988
                                                                               ---------------      ----------------
             Total deferred tax liabilities                                           123,460              125,796
                                                                               ---------------      ----------------

             Net deferred tax asset (liability)                                $      (13,931)      $       10,902
                                                                               ===============      ================

The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5. REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $731 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 2001 the Company had the following life insurance inforce:

                                                                                                        Percentage
                                                  Ceded to          Assumed                             of amount
                                 Gross             other           from other             Net           assumed to
                                 amount          companies         companies             amount            net
                             --------------    --------------    --------------     ---------------    -------------
      Life insurance
          inforce              $14,036,930        $4,334,463            $1,128          $9,703,595            0.01%

The Company had entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system. During 2001, the agreement was amended whereby the Company ceased reinsuring variable annuity premiums sold subsequent to June 30, 2001.

NOTE 6. RELATED PARTY TRANSACTIONS

The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $50,575, $47,732 and $43,410 for the years ended December 31, 2001, 2000 and
1999, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $639, $850 and $688 for 2001, 2000 and 1999, respectively. Intercompany interest is included in net investment income. While management believes that these fees are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred on a stand-alone basis.

The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,990, $2,042 and $1,823 for 2001, 2000 and 1999, respectively.

MLIG has entered into agreements with MLIM and Mercury Advisors ("Mercury"), a division of MLIM and formerly known as Hotchkis & Wiley, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Mercury HW Variable Trust, formerly known as Hotchkis & Wiley Variable Trust (collectively, "the Funds"). The Company invests in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under this agreement, MLIM and Mercury pay compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to MLIM and Mercury. The Company received from MLIG its allocable share of such compensation in the amount of $21,667, $23,269 and $21,630 during 2001, 2000 and 1999, respectively. Revenue attributable to these agreements is included in policy charge revenue.

The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $65,021, $94,841 and $88,955 for 2001, 2000 and 1999, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 7. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

The Company paid no dividends in 2001. During 2000 and 1999, the Company paid cash dividends to MLIG of $65,000 and $135,000, respectively. Of these cash dividends, $38,482 and $105,793, respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance Commissioner. The Company also paid a $500 stock dividend to MLIG during 1999.

At December 31, 2001 and 2000, approximately $30,899 and $25,020, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 2001 and 2000, were $311,490 and $252,704, respectively.

Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. The Company's statutory net income for 2001, 2000 and 1999 was $48,108, $49,533 and $106,266, respectively.

On January 1, 2001, the Company adopted the Codification of Statutory Accounting Principles ("Codification"). The purpose of Codification is to standardize regulatory accounting and reporting for the insurance industry. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Company's state of domicile has adopted Codification. The impact of adopting Codification resulted in a $4,779 increase in statutory surplus.

The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2001 and 2000, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 8. COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2001 and 2000, the Company has established an estimated liability for future guaranty fund assessments of $8,449 and $10,250, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

During 2000, the Company committed to participate in a limited partnership. As of December 31, 2001, $3,220 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 9. SERVICE CENTER INTEGRATION

During the second quarter 2001, the Company announced plans to consolidate its life and annuity policy administration service centers into one location. The consolidation was completed during the third quarter 2001. Costs incurred related to the consolidation were $10.7 million and are reported in insurance expenses and taxes. At December 31, 2001, costs incurred and unpaid were $6.0 million.

NOTE 10. SEGMENT INFORMATION

In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on assets that do not support life or annuity contract owner liabilities.

The following table summarizes each business segment's contribution to the consolidated amounts:

                                                     Life
    2001                                          Insurance        Annuities           Other            Total
                                               ---------------  ----------------   -------------   ---------------
    Net interest spread (a)                    $        34,815  $         31,302   $       2,644   $        68,761
    Other revenues                                     101,685           139,727          (1,419)          239,993
                                               ---------------  ----------------   -------------   ---------------

    Net revenues                                       136,500           171,029           1,225           308,754
                                               ---------------  ----------------   -------------   ---------------

    Policy benefits                                     21,320            16,453               -            37,773
    Reinsurance premium ceded                           24,531                 4               -            24,535
    Amortization of deferred policy
       acquisition costs                                30,913            28,422               -            59,335
    Other non-interest expenses                         18,097            49,899               -            67,996
                                               ---------------  ----------------   -------------   ---------------

    Total non-interest expenses                         94,861            94,778               -           189,639
                                               ---------------  ----------------   -------------   ---------------

    Net earnings before Federal income
        tax provision                                   41,639            76,251           1,225           119,115
    Income tax expense                                  15,607            24,841             429            40,877
                                               ---------------  ----------------   -------------   ---------------

    Net earnings                               $        26,032  $         51,410   $         796   $        78,238
                                               ===============  ================   =============   ===============

    Balance Sheet Information:

    Total assets                               $     5,674,704  $      9,625,104   $     150,208   $    15,450,016
    Deferred policy acquisition costs                  251,245           219,693               -           470,938
    Policyholder liabilities and accruals            2,094,195         1,256,616               -         3,350,811
    Other policyholder funds                             9,236             5,003               -            14,239

                                                     Life
    2000                                          Insurance        Annuities           Other            Total
                                               ---------------  ----------------   -------------   ---------------
    Net interest spread (a)                    $        38,265  $         27,199   $       9,493   $        74,957
    Other revenues                                     107,030           160,955             326           268,311
                                               ---------------  ----------------   -------------   ---------------

    Net revenues                                       145,295           188,154           9,819           343,268
                                               ---------------  ----------------   -------------   ---------------

    Policy benefits                                     20,371             1,245               -            21,616
    Reinsurance premium ceded                           23,913                 -               -            23,913
    Amortization of deferred policy
       acquisition costs                                 5,025            48,498               -            53,523
    Other non-interest expenses                         16,656            41,417               -            58,073
                                               ---------------  ----------------   -------------   ---------------

    Total non-interest expenses                         65,965            91,160               -           157,125
                                               ---------------  ----------------   -------------   ---------------

    Net earnings before Federal
        income tax provision                            79,330            96,994           9,819           186,143
    Income tax expense                                  26,362            30,663           3,437            60,462
                                               ---------------  ----------------   -------------   ---------------

    Net earnings                               $        52,968  $         66,331   $       6,382   $       125,681
                                               ===============  ================   =============   ===============

    Balance Sheet Information:

    Total assets                               $     6,175,339  $     10,285,993   $      82,178   $    16,543,510
    Deferred policy acquisition costs                  277,408           216,680               -           494,088
    Policyholder liabilities and accruals            2,133,700         1,373,846               -         3,507,546
    Other policyholder funds                            11,243             6,435               -            17,678

                                                     Life
    1999                                          Insurance        Annuities           Other            Total
                                               ---------------  ----------------   -------------   ---------------
    Net interest spread (a)                    $        36,805  $         31,098   $      10,093   $        77,996
    Other revenues                                      94,821           140,541           6,542           241,904
                                               ---------------  ----------------   -------------   ---------------

    Net revenues                                       131,626           171,639          16,635           319,900
                                               ---------------  ----------------   -------------   ---------------

    Policy benefits                                     16,569            16,414               -            32,983
    Reinsurance premium ceded                           21,691                 -               -            21,691
    Amortization of deferred policy
       acquisition costs                                22,464            43,143               -            65,607
    Other non-interest expenses                         16,728            39,049               -            55,777
                                               ---------------  ----------------   -------------   ---------------

    Total non-interest expenses                         77,452            98,606               -           176,058
                                               ---------------  ----------------   -------------   ---------------

    Net earnings before Federal
        income tax provision                            54,174            73,033          16,635           143,842
    Income tax expense                                  18,442            23,447           5,822            47,711
                                               ---------------  ----------------   -------------   ---------------

    Net earnings                               $        35,732  $         49,586   $      10,813   $        96,131
                                               ===============  ================   =============   ===============

    Balance Sheet Information:

    Total assets                               $     6,492,686  $     10,523,453   $     101,910   $    17,118,049
    Deferred policy acquisition costs                  251,017           224,898               -           475,915
    Policyholder liabilities and accruals            2,150,671         1,522,892               -         3,673,563
    Other policyholder funds                            18,345             6,750               -            25,095

(a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

The table below summarizes the Company's net revenues by product for 2001, 2000 and 1999:

                                                             2001           2000           1999
                                                       -------------   ------------   ------------
    Life Insurance
                    Variable life insurance            $     110,842   $    116,664   $    104,036
                    Interest-sensitive life insurance         25,658         28,631         27,590
                                                       -------------   ------------   ------------

                    Total Life Insurance                     136,500        145,295        131,626
                                                       -------------   ------------   ------------

    Annuities
                    Variable annuities                       152,427        154,200        130,039
                    Interest-sensitive annuities              18,602         33,954         41,600
                                                       -------------   ------------   ------------

                    Total Annuities                          171,029        188,154        171,639
                                                       -------------   ------------   ------------

    Other                                                      1,225          9,819         16,635
                                                       -------------   ------------   ------------

    Total                                              $     308,754   $    343,268   $    319,900
                                                       =============   ============   ============

                                    * * * * *

                                     PART C
                               OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)    Financial Statements
       (1)          Financial Statements of Merrill Lynch Life Variable Annuity
                     Separate Account A as of December 31, 2001 and for the two years ended December 31, 2001 and the Notes relating thereto appear in the Statement of Additional Information
                     (Part B of the Registration Statement)
       (2)          Financial Statements of Merrill Lynch Life Variable Annuity
                     Separate Account B as of December 31, 2001 and for the two years ended December 31, 2001 and the Notes relating thereto appear in the Statement of Additional Information
                     (Part B of the Registration Statement)
       (3)          Financial Statements of Merrill Lynch Life Insurance Company
                     for the three years ended December 31, 2001 and the Notes relating thereto appear in the Statement of Additional
                     Information (Part B of the Registration Statement)
(b)    Exhibits
       (1)          Resolution of the Board of Directors of Merrill Lynch Life
                     Insurance Company establishing the Merrill Lynch Life
                     Variable Annuity Separate Account A and Merrill Lynch Life
                     Variable Annuity Separate Account B (Incorporated by
                     Reference to Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
       (2)          Not Applicable
       (3)          Underwriting Agreement Between Merrill Lynch Life Insurance
                     Company and Merrill Lynch, Pierce, Fenner & Smith
                     Incorporated (Incorporated by Reference to Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
       (4)(a)       Individual Variable Annuity Contract issued by Merrill Lynch
                     Life Insurance Company (Incorporated by Reference to
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43773 Filed December 10, 1996).
       (b)          Merrill Lynch Life Insurance Company Contingent Deferred
                     Sales Charge Waiver Endorsement (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
       (c)          Individual Retirement Annuity Endorsement (Incorporated by
                     Reference to Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
       (d)          Merrill Lynch Life Insurance Company Endorsement
                     (Incorporated by reference to Post-Effective Amendment No.
                     10 to Form N-4, Registration No. 33-43773 Filed December
                     10, 1996).
       (e)          Individual Variable Annuity Contract (revised) issued by
                     Merrill Lynch Life Insurance Company (ML-VA-002)
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 7 to Form N-4, Registration No. 33-45379
                     Filed April 26, 1995).
       (f)          Merrill Lynch Life Insurance Company Endorsement (ML008)
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 7 to Form N-4, Registration No. 33-45379
                     Filed April 26, 1995).
       (g)          Merrill Lynch Life Insurance Company Individual Variable
                     Annuity Contract (ML-VA-001) (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 7 to Form N-4,
                     Registration No. 33-45379 Filed April 26, 1995).
       (h)          Guaranteed Minimum Income Benefit Rider (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 13 to Form N-4, Registration No. 33-45379 Filed January 15,
                     1999).

       (i)          Tax-Sheltered Annuity Endorsement (Incorporated by Reference
                     to Registrant's Post-Effective Amendment No. 15 to Form
                     N-4, Registration No. 33-43773 Filed April 13, 1999).
       (j)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML043)(Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 18 to Form N-4, Registration
                     No. 33-43773 Filed March 2, 2001).
       (k)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML044) (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 18 to Form N-4, Registration
                     No. 33-43773 Filed March 2, 2001).
       (l)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML045) (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 18 to Form N-4, Registration
                     No. 33-43773 Filed March 2, 2001).
       (m)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML046) (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 18 to Form N-4, Registration
                     No. 33-43773 Filed March 2, 2001).
       (n)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML047) (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 18 to Form N-4, Registration
                     No. 33-43773 Filed March 2, 2001).
       (o)          Merrill Lynch Life Insurance Company Death Benefit
                     Enhancement Riders (ML048 and ML049) (Incorporated by
                     Reference to Merrill Lynch Life Variable Annuity Separate
                     Account A's Post-Effective Amendment No. 18 to Form N-4,
                     Registration No. 33-43773 Filed March 2, 2001).
       (p)          Form of Contract Schedules to Merrill Lynch Life Insurance
                     Company Individual Variable Annuity Contracts ML-VA-001 and
                     ML-VA-002 (Incorporated by Reference to Merrill Lynch Life
                     Variable Annuity Separate Account A's Post-Effective
                     Amendment No. 18 to Form N-4, Registration No. 33-43773
                     Filed March 2, 2001).
       (5)          Form of Application for the Flexible Premium Individual
                     Deferred Variable Annuity. (Incorporated by Reference to
                     Merrill Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 16 to Form N-4, Registration
                     No. 33-43773 Filed May 1, 2000).
       (6)(a)       Articles of Amendment, Restatement and Redomestication of
                     the Articles of Incorporation of Merrill Lynch Life
                     Insurance Company (Incorporated by Reference to
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43773 Filed December 10, 1996).
       (b)          Amended and Restated By-laws of Merrill Lynch Life Insurance
                     Company (Incorporated by Reference to Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
       (7)          Not Applicable
       (8)(a)       Amended General Agency Agreement (Incorporated by Reference
                     to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                     Registration No. 33-45379 Filed April 28, 1994).
       (b)          Indemnity Agreement Between Merrill Lynch Life Insurance
                     Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Post-Effective Amendment No. 10 to Form
                     N-4, Registration No. 33-43773 Filed December 10, 1996).
       (c)          Management Agreement Between Merrill Lynch Life Insurance
                     Company and Merrill Lynch Asset Management, Inc.
                     (Incorporated by Reference to Post-Effective Amendment No.
                     10 to Form N-4, Registration No. 33-43773 Filed December
                     10, 1996).

       (d)          Agreement Between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Variable Series Funds, Inc. Relating to
                     Maintaining Constant Net Asset Value for the Reserve Assets
                     Fund (Incorporated by Reference to Post-Effective Amendment
                     No. 10 to Form N-4, Registration No. 33-43773 Filed
                     December 10, 1996).
       (e)          Agreement Between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Variable Series Funds, Inc. Relating to
                     Maintaining Constant Net Asset Value for the Domestic Money
                     Market Fund (Incorporated by Reference to Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
       (f)          Agreement Between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Variable Series Funds, Inc. Relating to
                     Valuation and Purchase Procedures (Incorporated by
                     Reference to Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
       (g)          Amended Service Agreement Between Merrill Lynch Life
                     Insurance Company and Merrill Lynch Insurance Group, Inc.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 5 to Form N-4, Registration No. 33-45379
                     Filed April 28, 1994).
       (h)          Reimbursement Agreement Between Merrill Lynch Asset
                     Management, Inc. and Merrill Lynch Life Agency, Inc.
                     (Incorporated by Reference to Post-Effective Amendment No.
                     10 to Form N-4, Registration No. 33-43773 Filed December
                     10, 1996).
       (i)          Amendment to the Reimbursement Agreement Between Merrill
                     Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                     Inc. (Incorporated by Reference to Merrill Lynch Life
                     Variable Annuity Separate Account A's Registration
                     Statement on Form N-4, Registration No. 333-90243 Filed
                     November 3, 1999).
       (j)          Form of Participation Agreement Between Merrill Lynch
                     Variable Series Funds, Inc., Merrill Lynch Life Insurance
                     Company, ML Life Insurance Company of New York, and Family
                     Life Insurance Company (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 5 to Form N-4,
                     Registration No. 33-45379 Filed April 28, 1994).
       (k)          Form of Participation Agreement Between Merrill Lynch
                     Variable Series Funds, Inc. and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43773 Filed December 10, 1996).
       (l)          Amendment to the Participation Agreement Between Merrill
                     Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Registration Statement on Form N-4, Registration No.
                     333-90243 Filed November 3, 1999).
       (m)          Form of Amendment to Participation Agreement Between Merrill
                     Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                     Insurance Company (Incorporated by Reference to
                     Post-Effective Amendment No. 12 to Form N-4, Registration
                     No. 33-43773 Filed May 1, 1998).
       (9)          Opinion of Barry G. Skolnick, Esq. and Consent to its use as
                     to the legality of the securities being registered.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-45379
                     Filed December 10, 1996).
       (10)(a)      Written Consent of Sutherland Asbill & Brennan LLP.
       (b)          Written Consent of Deloitte & Touche LLP, independent
                     auditors.
       (c)          Written Consent of Barry G. Skolnick, Esq.
       (11)         Not Applicable
       (12)         Not Applicable
       (13)         Schedule for Computation of Performance Quotations
                     (Incorporated by Reference to Post-Effective Amendment No.
                     10 to Form N-4, Registration No. 33-43773 Filed December
                     10, 1996).

       (14)(a)      Power of Attorney from Barry G. Skolnick (Incorporated by
                     Reference to Post-Effective Amendment No. 4 to Form N-4,
                     Registration No. 33-43773 Filed March 2, 1994).
       (b)          Power of Attorney from Matthew J. Rider (Incorporated by
                     Reference to Merrill Lynch Variable Life Separate Account's
                     Form S-6, Registration No. 333-47844 Filed October 12,
                     2000).
       (c)          Power of Attorney from Michael P. Cogswell. (Incorporated by
                     Reference to Merrill Lynch Life Variable Annuity Separate
                     Account A's Pre-Effective Amendment No. 1 to Form N-4,
                     Registration No. 333-63904 Filed September 10, 2001).
       (d)          Power of Attorney from H. McIntyre Gardner (Incorporated by
                     Reference to Merrill Lynch Life Variable Annuity Separate
                     Account A's Registration Statement on Form N-4,
                     Registration No. 333-63904 Filed June 26, 2001).
       (e)          Power of Attorney from Nikos K. Kardassis (Incorporated by
                     Reference to Merrill Lynch Life Variable Annuity Separate
                     Account A's Pre-Effective Amendment No. 1 to Form N-4,
                     Registration No. 333-63904 Filed September 10, 2001).
       (f)          Power of Attorney from Christopher J. Grady (Incorporated by
                     Reference to Merrill Lynch Life Variable Annuity Separate
                     Account A's Registration Statement on Form N-4,
                     Registration No. 333-63904 Filed June 26, 2001).


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR*


            NAME                   PRINCIPAL BUSINESS ADDRESS              POSITION WITH DEPOSITOR*
----------------------------  -------------------------------------  ------------------------------------
Michael P. Cogswell           7 Roszel Road                          Director and Senior Vice President.
                              Princeton, NJ 08540
H. McIntyre Gardner           4 World Financial Center               Director and Chairman of the Board.
                              New York, NY 10080
Christopher J. Grady          7 Roszel Road                          Director and Senior Vice President.
                              Princeton, NJ 08540
Nikos K. Kardassis            7 Roszel Road                          Director, President, and Chief
                              Princeton, NJ 08540                      Executive Officer.
Matthew J. Rider              7 Roszel Road                          Director, Senior Vice President,
                              Princeton, NJ 08540                      Chief Financial Officer, and
                                                                       Treasurer.
Barry G. Skolnick             7 Roszel Road                          Director, Senior Vice President, and
                              Princeton, NJ 08540                      General Counsel.
Diana Joyner                  4804 Deer Lake Drive East              Senior Vice President,
                              Jacksonville, FL 32246                   Administration.
Deborah J. Adler              7 Roszel Road                          Vice President and Chief Actuary.
                              Princeton, NJ 08540
Tracy A. Bartoy               4804 Deer Lake Drive East              Vice President and Assistant
                              Jacksonville, FL 32246                   Secretary.
Toni DeChiara                 7 Roszel Road                          Vice President.
                              Princeton, NJ 08540
Edward W. Diffin, Jr.         7 Roszel Road                          Vice President and Senior Counsel.
                              Princeton, NJ 08540
Amy L. Ferrero                4804 Deer Lake Drive East              Vice President.
                              Jacksonville, FL 32246
Thomas Funk                   7 Roszel Road                          Vice President.
                              Princeton, NJ 08540
Frances Grabish               7 Roszel Road                          Vice President and Senior Counsel.
                              Princeton, NJ 08540
Joseph E. Justice             7 Roszel Road                          Vice President and Controller.
                              Princeton, NJ 08540

            NAME                   PRINCIPAL BUSINESS ADDRESS              POSITION WITH DEPOSITOR*
----------------------------  -------------------------------------  ------------------------------------
Eric Lin                      7 Roszel Road                          Vice President.
                              Princeton, NJ 08540
Robin A. Maston               7 Roszel Road                          Vice President and Senior Compliance
                              Princeton, NJ 08540                      Officer.
Jane Michael                  4804 Deer Lake Drive East              Vice President.
                              Jacksonville, FL 32246
Kelly A. O'Dea                7 Roszel Road                          Vice President.
                              Princeton, NJ 08540
Shelley K. Parker             4804 Deer Lake Drive East              Vice President and Assistant
                              Jacksonville, FL 32246                   Secretary.
Terry L. Rapp                 7 Roszel Road                          Vice President, Senior Compliance
                              Princeton, NJ 08540                      Officer, and Assistant Secretary.
Julia Raven                   7 Roszel Road                          Vice President.
                              Princeton, NJ 08540
Lori M. Salvo                 7 Roszel Road                          Vice President, Senior Counsel, and
                              Princeton, NJ 08540                      Secretary.
Linda Skibik                  7 Roszel Road                          Vice President.
                              Princeton, NJ 08540
Amy S. Winston                7 Roszel Road                          Vice President and Director of
                              Princeton, NJ 08540                      Compliance.
Kelley Woods                  4804 Deer Lake Drive East              Vice President.
                              Jacksonville, FL 32246
Denis G. Wuestman             7 Roszel Road                          Vice President.
                              Princeton, NJ 08540


------------------------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT


     The following are subsidiaries of ML & Co. as of February 26, 2002 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.



NAME                                                          STATE OF JURISDICTION AND ENTITY
----                                                          --------------------------------
Merrill Lynch & Co., Inc....................................  Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated(1).....  Delaware
     Broadcort Capital Corp.................................  Delaware
     Merrill Lynch Life Agency Inc. (2).....................  Washington
     Merrill Lynch Professional Clearing Corp. (3)..........  Delaware
  Merrill Lynch Capital Services, Inc.......................  Delaware

NAME                                                          STATE OF JURISDICTION AND ENTITY
----                                                          --------------------------------
  Merrill Lynch Government Securities, Inc..................  Delaware
     Merrill Lynch Money Markets Inc........................  Delaware
  Merrill Lynch Group, Inc..................................  Delaware
     Merrill Lynch Investment Managers Group Limited (4)....  England
       Merrill Lynch Investment Managers Holdings Limited...  England
       Merrill Lynch Investment Managers Limited............  England
     Merrill Lynch Investment Managers, L.P. (5)............  Delaware
       MLIM Alternative Strategies LLC......................  Delaware
     Merrill Lynch Capital Partners, Inc....................  Delaware
     Merrill Lynch Bank & Trust Co..........................  New Jersey
     Merrill Lynch Insurance Group, Inc.....................  Delaware
       Merrill Lynch Life Insurance Company.................  Arkansas
       ML Life Insurance Company of New York................  New York
     Merrill Lynch International Finance Corporation........  New York
       Merrill Lynch International Bank Limited.............  England
          Merrill Lynch Bank (Suisse) S.A...................  Switzerland
       Merrill Lynch Group Holdings Limited.................  Ireland
          Merrill Lynch Capital Markets Bank Limited........  Ireland
     Merrill Lynch Mortgage Capital Inc.....................  Delaware
     Merrill Lynch Trust Company FSB........................  New Jersey
     MLDP Holdings, Inc. (6)................................  Delaware
       Merrill Lynch Derivative Products AG.................  Switzerland
     ML IBK Positions, Inc..................................  Delaware
       Merrill Lynch Capital Corporation....................  Delaware
     ML Leasing Equipment Corp. (7).........................  Delaware
     Merrill Lynch Canada Holdings Company..................  Nova Scotia
       Merrill Lynch Canada Finance Company.................  Nova Scotia
       Merrill Lynch & Co., Canada Ltd......................  Ontario
          Merrill Lynch Canada Inc..........................  Canada
  Merrill Lynch Bank USA....................................  Utah
     Merrill Lynch Business Financial Services Inc..........  Delaware
     Merrill Lynch Credit Corporation.......................  Delaware
     Merrill Lynch New Jersey Investment Corporation........  New Jersey
     Merrill Lynch Utah Investment Corporation..............  Utah
  Merrill Lynch International Incorporated..................  Delaware
     Merrill Lynch (Australasia) Pty Limited................  New South Wales, Australia
       Merrill Lynch Finance (Australia) Pty Limited........  Victoria, Australia
       Merrill Lynch International (Australia) Limited
          (8)...............................................  New South Wales, Australia

NAME                                                          STATE OF JURISDICTION AND ENTITY
----                                                          --------------------------------
  Merrill Lynch International Holdings Inc..................  Delaware
     Merrill Lynch Bank and Trust Company (Cayman)
       Limited..............................................  Cayman Islands,
                                                              British West Indies
     Merrill Lynch Capital Markets AG.......................  Switzerland
     Merrill Lynch Europe PLC...............................  England
       Merrill Lynch Holdings Limited.......................  England
          Merrill Lynch International (9)...................  England
       Merrill Lynch Capital Markets Espana S.A. S.V.B......  Spain
       Merrill Lynch (Singapore) Pte. Ltd. (10).............  Singapore
     Merrill Lynch South Africa (Pty) Ltd. (11).............  South Africa
     Merrill Lynch Mexico, S.A. de C.V., Casa de Bolsa......  Mexico
     Merrill Lynch S.A. Sociedad de Bolsa...................  Argentina
     Banco Merrill Lynch S.A................................  Brazil
     Merrill Lynch S.A......................................  Luxembourg
     Merrill Lynch Europe Ltd...............................  Cayman Islands,
                                                              British West Indies
     Merrill Lynch France S.A...............................  France
       Merrill Lynch Finance S.A............................  France
       Merrill Lynch Capital Markets (France) S.A...........  France
       Merrill Lynch, Pierce, Fenner & Smith SAF............  France
     Merrill Lynch (Asia Pacific) Limited...................  Hong Kong
       Merrill Lynch Far East Limited.......................  Hong Kong
     Merrill Lynch Japan Securities Co., Ltd................  Japan
     Merrill Lynch Japan Finance Co., Ltd...................  Japan
  Herzog, Heine, Geduld, LLC................................  Delaware


------------------------------

(1) MLPF&S also conducts business as "Merrill Lynch & Co."



(2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.



(3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



(4) Held through several intermediate holding companies.



(5) Merrill Lynch Investment Managers, L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.



(6) Merrill Lynch Group, Inc. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties.



(7) This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.



(8) Held through an intermediate subsidiary.



(9) Partially owned by another indirect subsidiary of ML & Co.



(10)Held through intermediate subsidiaries.



(11)Partially owned by another indirect subsidiary of ML & Co.


ITEM 27.  NUMBER OF CONTRACTS


     The number of Contracts in force as of March 31, 2002 was 92,329.


ITEM 28.  INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

          Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS


     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; The Corporate Fund Accumulation Program, Inc.; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; Municipal Investment Trust Fund; The Municipal Fund Accumulation Program, Inc.; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; and Equity Investor Fund.



     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II; ML of New York Variable Annuity Separate Account; ML of New York Variable Annuity Separate Account A; and ML of New York Variable Annuity Separate Account B.


     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:


           NAME AND PRINCIPAL
            BUSINESS ADDRESS                POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------------  -----------------------------------------
E. Stanley O'Neal(1)                       Director, Chairman of the Board, and
                                           Chief Executive Officer
Rosemary T. Berkery(1)                     Executive Vice President
Thomas W. Davis(1)                         Executive Vice President
Barry S. Friedberg(1)                      Executive Vice President
James P. Gorman(1)                         Executive Vice President
Jerome P. Kenney(1)                        Executive Vice President
John A. McKinley(1)                        Executive Vice President
Thomas H. Patrick(1)                       Director and Executive Vice President

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------------  -----------------------------------------
George A. Schieren(2)                      Director, General Counsel and Senior Vice
                                           President
John C. Stomber(3)                         Senior Vice President and Treasurer
Arshad R. Zakaria(4)                       Executive Vice President


------------------------------

(1)   4 World Financial Center, 32nd Floor, New York, NY 10080



(2)   4 World Financial Center, 12th Floor, New York, NY 10080



(3)   4 World Financial Center, 18th Floor, New York, NY 10080



(4)  4 World Financial Center, 8th Floor, New York, NY 10080


   (c) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 7 Roszel Road, Princeton, New Jersey 08540 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31.  NOT APPLICABLE

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account B, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Township of Princeton, State of New Jersey, on the 22nd day of April, 2002.


                                          Merrill Lynch Life Variable Annuity
                                          Separate Account B
                                                         (Registrant)



Attest: /s/ EDWARD W. DIFFIN, JR.                      By: /s/ BARRY G. SKOLNICK
---------------------------------------                ----------------------------------------------------
       Edward W. Diffin, Jr.                             Barry G. Skolnick
       Vice President and Senior Counsel                 Senior Vice President and General Counsel

                                                       Merrill Lynch Life Insurance Company
                                                               (Depositor)

Attest: /s/ EDWARD W. DIFFIN, JR.                      By: /s/ BARRY G. SKOLNICK
-----------------------------------------              ----------------------------------------------------
       Edward W. Diffin, Jr.                              Barry G. Skolnick
       Vice President and Senior Counsel                  Senior Vice President and General Counsel



     As required by the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 22, 2002.



                      SIGNATURE                                            TITLE
                      ---------                                            -----
                        *                              Director and Senior Vice President
-----------------------------------------------------
                Michael P. Cogswell

                        *                              Director and Chairman of the Board
-----------------------------------------------------
                H. McIntyre Gardner

                        *                              Director and Senior Vice President
-----------------------------------------------------
                Christopher J. Grady

                        *                              Director, President, and Chief Executive
-----------------------------------------------------    Officer
                Nikos K. Kardassis

                        *                              Director, Senior Vice President, Chief
-----------------------------------------------------    Financial Officer, and Treasurer
                 Matthew J. Rider

*By: /s/ BARRY G. SKOLNICK                             In his own capacity as Director, Senior Vice
----------------------------------------------------     President, and General Counsel, and as
Barry G. Skolnick                                        Attorney-In-Fact


                                 EXHIBIT INDEX


EXHIBIT                            DESCRIPTION                           PAGE
-------                            -----------                           ----
10(a)      Written Consent of Sutherland Asbill & Brennan LLP
           Written Consent of Deloitte & Touche LLP, independent
10(b)        auditors
10(c)      Written Consent of Barry G. Skolnick, Esq.